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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


         Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/06


Item 1. Schedule of Investments.
--------------------------------
Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 47.5%
Advertising Sales - 0.6%
           270,310    Lamar Advertising Co.*                                                                          $   14,437,257
Aerospace and Defense - 0.8%
           213,246    Lockheed Martin Corp.                                                                               18,351,951
Agricultural Chemicals - 1.6%
           155,010    Syngenta A.G.*                                                                                      23,379,492
           542,154    Syngenta A.G. (ADR)                                                                                 16,362,208
                                                                                                                          39,741,700
Automotive - Cars and Light Trucks - 0.6%
           255,873    BMW A.G.**                                                                                          13,714,956
Beverages - Non-Alcoholic - 0.9%
           345,681    PepsiCo, Inc.*                                                                                      22,559,142
Casino Hotels - 0.6%
           216,027    Harrah's Entertainment, Inc.                                                                        14,350,674
Computers - 0.5%
           336,580    Hewlett-Packard Co.                                                                                 12,349,120
Computers - Memory Devices - 0.8%
         1,535,723    EMC Corp.*                                                                                          18,397,962
Cosmetics and Toiletries - 1.6%
           604,755    Procter & Gamble Co.*                                                                               37,482,715
Diversified Operations - 3.3%
         1,510,610    General Electric Co.                                                                                53,324,533
           360,248    Honeywell International, Inc.                                                                       14,734,143
         2,736,000    Melco International Development, Ltd.                                                                5,857,853
           205,757    Tyco International, Ltd. (U.S. Shares)*                                                              5,759,138
                                                                                                                          79,675,667
E-Commerce/Services - 0.9%
           761,190    IAC/InterActiveCorp*                                                                                21,891,824
Electronic Components - Semiconductors - 2.7%
            38,478    Samsung Electronics Company, Ltd.**                                                                 27,000,678
         1,122,414    Texas Instruments, Inc.*                                                                            37,320,266
                                                                                                                          64,320,944
Enterprise Software/Services - 0.8%
         1,145,225    Oracle Corp.*                                                                                       20,316,292
Finance - Credit Card - 1.1%
           473,838    American Express Co.                                                                                26,572,835
Finance - Investment Bankers/Brokers - 6.0%
         1,185,449    JP Morgan Chase & Co.                                                                               55,668,685
           809,690    Merrill Lynch & Company, Inc.*                                                                      63,333,951
           617,000    Mitsubishi UFJ Securities Company, Ltd.**                                                            7,730,455
           293,450    UBS A.G. (U.S. Shares)                                                                              17,404,520
                                                                                                                         144,137,611
Finance - Mortgage Loan Banker - 0.9%
           401,830    Fannie Mae                                                                                          22,466,315
Food - Retail - 0.5%
           188,700    Whole Foods Market, Inc.*                                                                           11,214,441
Hotels and Motels - 1.8%
           720,718    Marriott International, Inc. - Class A                                                              27,848,543
           256,647    Starwood Hotels & Resorts Worldwide, Inc.*                                                          14,677,642
                                                                                                                          42,526,185
Medical - Biomedical and Genetic - 0.8%
           131,360    Amgen, Inc.*                                                                                         9,396,181
           220,240    Celgene Corp.*                                                                                       9,536,392
                                                                                                                          18,932,573
Medical - Drugs - 3.8%
           175,864    Eli Lilly and Co.                                                                                   10,024,248
           362,016    Roche Holding A.G.                                                                                  62,591,755
           227,972    Sanofi-Aventis**                                                                                    20,293,471
                                                                                                                          92,909,474
Medical - HMO - 0.9%
           564,956    Aetna, Inc.                                                                                         22,344,010
Medical Products - 1.2%
           310,565    Johnson & Johnson                                                                                   20,168,091
           132,090    Zimmer Holdings, Inc.*                                                                               8,916,075
                                                                                                                          29,084,166
Oil Companies - Exploration and Production - 1.1%
           580,575    EnCana Corp. (U.S. Shares)*                                                                         27,107,047
Oil Companies - Integrated - 3.0%
           189,879    BP PLC (ADR)**                                                                                      12,452,265
           611,968    Exxon Mobil Corp.                                                                                   41,063,053
           248,237    Suncor Energy, Inc.*                                                                                17,809,103
                                                                                                                          71,324,421
Optical Supplies - 0.2%
            32,290    Alcon, Inc. (U.S. Shares)                                                                            3,697,205
Pharmacy Services - 0.7%
           309,797    Caremark Rx, Inc.                                                                                   17,556,196
Real Estate Operating/Development - 0.4%
         7,544,000    Guangzhou R&F Properties Company, Ltd.#                                                             10,632,376
Retail - Regional Department Stores - 1.3%
           747,254    Federated Department Stores, Inc.                                                                   32,288,845
Soap and Cleaning Preparations - 1.3%
           775,777    Reckitt Benckiser PLC**                                                                             32,158,817
Telecommunication Equipment - Fiber Optics - 0.7%
           692,186    Corning, Inc.*                                                                                      16,896,260
Therapeutics - 0.9%
           306,596    Gilead Sciences, Inc.*                                                                              21,063,145
Tobacco - 1.2%
           388,880    Altria Group, Inc.                                                                                  29,768,764
Transportation - Railroad - 2.2%
           805,571    Canadian National Railway Co. (U.S. Shares)*                                                        33,785,648
           222,447    Union Pacific Corp.*                                                                                19,575,336
                                                                                                                          53,360,984
Transportation - Services - 0.4%
            88,914    FedEx Corp.#                                                                                         9,663,174
Web Portals/Internet Service Providers - 1.3%
            19,695    Google, Inc. - Class A*                                                                              7,915,421
           902,345    Yahoo!, Inc.*                                                                                       22,811,281
                                                                                                                          30,726,702
Wireless Equipment - 0.1%
            86,340    Motorola, Inc.*                                                                                      2,158,500
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $869,878,602)                                                                                 1,146,180,250
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 7.2%
Automotive - Cars and Light Trucks - 0.1%
      $  2,070,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                   2,013,075
Cable Television - 0.7%
         3,155,000    Comcast Corp., 5.80031%, company guaranteed notes, due 7/14/09***                                    3,160,360
         3,755,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          3,919,624
         3,800,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          3,801,835
           283,118    CSC Holdings, Inc., 7.0725%, bank loan, due 3/29/13***                                                 281,929
            12,386    CSC Holdings, Inc., 7.08%, bank loan, due 3/29/13***                                                    12,334
         2,098,610    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13***                                                 2,089,796
         1,132,471    CSC Holdings, Inc., 7.12163%, bank loan, due 3/29/13***                                              1,127,714
         1,415,589    CSC Holdings, Inc., 7.2175%, bank loan, due 3/29/13***                                               1,409,643
                                                                                                                          15,803,235
Commercial Banks - 0.2%
         4,265,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     4,320,513
Computers - Memory Devices - 0.1%
         1,895,000    Seagate Technology HDD Holdings, 6.375%, senior notes, due 10/1/11                                   1,885,525
Containers - Metal and Glass - 0.6%
         7,480,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              7,685,700
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               6,634,388
                                                                                                                          14,320,088
Dialysis Centers - 0.1%
           423,257    Fresenius Medical Care AG & Co., 6.74188%, bank loan, due 3/31/13**, ***                               419,253
         1,372,648    Fresenius Medical Care AG & Co., 6.74188%, bank loan, due 3/31/13**, ***                             1,359,662
           863,789    Fresenius Medical Care AG & Co., 6.765%, bank loan, due 3/31/13**, ***                                 855,617
           345,516    Fresenius Medical Care AG & Co., 6.775%, bank loan, due 3/31/13**, ***                                 342,247
                                                                                                                           2,976,779
Diversified Financial Services - 0.1%
         2,835,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            3,240,518
Electric - Integrated - 0.7%
         2,020,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                   2,080,600
         6,655,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    6,469,858
           495,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       477,303
         1,740,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     1,668,921
         4,100,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         3,873,590
         1,440,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                         1,364,322
                                                                                                                          15,934,594
Finance - Auto Loans - 0.5%
         7,055,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12***                                               7,382,367
         1,855,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                            1,852,885
         2,785,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         2,718,923
                                                                                                                          11,954,175
Finance - Consumer Loans - 0.2%
         5,495,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   5,445,188
Finance - Investment Bankers/Brokers - 0.9%
         7,814,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                              7,612,993
         8,015,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                     7,799,556
         5,720,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     5,512,844
                                                                                                                          20,925,393
Finance - Mortgage Loan Banker - 0.2%
         5,665,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                              5,658,089
Food - Diversified - 0.2%
         5,315,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        5,114,965
Gas - Distribution - 0.1%
         3,825,000    Oneok, Inc., 5.20%, notes, due 6/15/15                                                               3,574,604
Medical - HMO - 0.1%
         2,055,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                 2,053,494
Multimedia - 0.3%
         3,785,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16 (144A)                                                3,751,790
         3,785,000    Viacom, Inc., 6.875%, senior notes, due 4/30/36 (144A)                                               3,741,806
                                                                                                                           7,493,596
Non-Hazardous Waste Disposal - 0.1%
           513,223    Allied Waste North America, Inc., 5.33438%, bank loan, due 1/15/12***                                  510,786
           189,628    Allied Waste North America, Inc., 7.17%, bank loan, due 1/15/12***                                     188,733
           517,168    Allied Waste North America, Inc., 7.17%, bank loan, due 1/15/12***                                     514,726
           241,309    Allied Waste North America, Inc., 7.21%, bank loan, due 1/15/12***                                     240,170
           229,852    Allied Waste North America, Inc., 7.27%, bank loan, due 1/15/12***                                     228,768
           287,316    Allied Waste North America, Inc., 7.27%, bank loan, due 1/15/12***                                     285,959
                                                                                                                           1,969,142
Office Supplies and Forms - 0.1%
         1,915,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     1,852,763
Photo Equipment and Supplies - 0.1%
           691,394    Eastman Kodak Co., 0%, bank loan, due 10/18/12***                                                      691,469
           604,970    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12***                                                  605,037
           604,970    Eastman Kodak Co., 7.75688%, bank loan, due 10/18/12***                                                605,037
                                                                                                                           1,901,543
Pipelines - 0.5%
           930,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                        952,088
        11,500,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                     11,571,875
                                                                                                                          12,523,963
Rental Auto/Equipment - 0.1%
         3,098,894    Avis Rent A Car Systems, Inc., 6.75%, bank loan, due 4/19/12***                                      3,076,427
Retail - Major Department Stores - 0.2%
         3,530,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 3,463,484
Retail - Regional Department Stores - 0.1%
         1,707,911    Neiman Marcus Group, Inc., 7.89063%, bank loan, due 4/06/13***                                       1,718,432
Special Purpose Entity - 0.1%
         3,040,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)***                             3,146,400
Telecommunication Services - 0.6%
         7,505,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                              7,655,843
         7,710,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                             7,587,064
                                                                                                                          15,242,907
Transportation - Railroad - 0.2%
           890,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55***                                894,529
         1,445,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                              1,409,014
         3,050,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              3,275,242
                                                                                                                           5,578,785
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $172,496,166)                                                                                173,187,677
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.5%
U.S. Government Agency - 0.5%
        12,442,624    Federal Home Loan Bank System, 5.27%, due 12/28/12 (cost $12,507,661)                               12,435,780
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.4%
        10,060,000    Fannie Mae, 5.00%, due 1/15/07                                                                      10,049,890
         4,705,000    Fannie Mae, 5.25%, due 12/3/07                                                                       4,713,064
         1,885,000    Fannie Mae, 2.50%, due 6/15/08                                                                       1,809,165
         3,120,000    Fannie Mae, 5.25%, due 1/15/09                                                                       3,139,734
           655,000    Fannie Mae, 6.375%, due 6/15/09                                                                        678,758
         5,122,000    Fannie Mae, 5.375%, due 11/15/11                                                                     5,231,821
         4,095,000    Freddie Mac, 5.75%, due 4/15/08                                                                      4,139,881
         1,665,000    Freddie Mac, 5.75%, due 3/15/09                                                                      1,695,268
         1,565,000    Freddie Mac, 7.00%, due 3/15/10                                                                      1,666,564
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $33,565,430)                                                                         33,124,145
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 23.6%
         9,390,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                            9,498,943
         3,745,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                            3,749,097
        12,616,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            15,120,478
        10,038,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            12,705,127
         4,304,619    U.S. Treasury Bonds, 3.375%, due 4/15/32^, #                                                         5,344,960
         3,695,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                            3,688,648
         5,404,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                            5,376,348
        40,080,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                           39,763,728
         7,110,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                            7,047,233
         1,410,000    U.S. Treasury Notes, 4.00%, due 9/30/07#                                                             1,397,278
         4,200,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                            4,114,690
         8,583,560    U.S. Treasury Notes, 3.625%, due 1/15/08^, #                                                         8,652,298
        13,380,000    U.S. Treasury Notes, 3.375%, due 2/15/08#                                                           13,127,560
        13,831,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                           14,019,558
         9,005,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                             8,864,648
        43,555,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                           43,636,665
        15,470,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                          15,373,916
        20,618,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            20,544,703
        15,480,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           14,928,525
         9,735,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                            9,791,278
        16,406,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            17,005,196
        20,420,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                            20,026,752
         9,450,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                            9,146,939
         7,205,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                            7,031,633
         2,480,000    U.S. Treasury Notes, 4.125%, due 8/15/10#                                                            2,439,216
         4,315,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             4,490,633
         6,510,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                            6,429,133
        21,805,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                           21,730,034
         6,865,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                           6,808,151
        19,510,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                            19,436,838
        17,100,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                           17,290,374
        17,775,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                            18,117,311
        11,095,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            10,825,857
        20,064,581    U.S. Treasury Notes, 1.875%, due 7/15/15^, #                                                        19,428,153
        17,228,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            16,758,933
        12,390,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                            12,265,617
        28,325,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                           29,382,769
         3,773,350    U.S. Treasury Notes, 2.50%, due 7/15/16^, #                                                          3,848,817
        23,570,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                           24,015,614
         3,855,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                            5,066,014
        11,686,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                            13,370,432
        30,652,000    U.S. Treasury Notes, 4.50%, due 2/15/36#                                                            29,370,838
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $570,450,520)                                                                      571,030,935
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
         9,615,000    Janus Institutional Cash Reserves Fund, 5.26%                                                        9,615,000
         5,513,245    Janus Money Market Fund, 5.28%                                                                       5,513,245
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $15,128,245)                                                                                    15,128,245
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.2%
           803,745    Foreign Bonds+                                                                                         803,745
       462,963,089    State Street Navigator Securities Lending Prime Portfolio+                                         462,963,089
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $463,766,834)                                                                               463,766,834
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,137,793,458) - 100%                                                                  $2,414,853,866
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)
                                                                 % of Investment
Country                                   Value                    Securities
--------------------------------------------------------------------------------
Bermuda                             $    5,759,138                          0.2%
Canada                                  85,399,129                          3.5%
Cayman Islands                           3,146,400                          0.1%
China                                   10,632,376                          0.5%
France                                  20,293,471                          0.9%
Germany                                 16,691,735                          0.7%
Hong Kong                                5,857,853                          0.2%
Japan                                    7,730,455                          0.3%
South Korea                             27,000,678                          1.1%
Switzerland                            123,435,180                          5.1%
United Kingdom                          44,611,082                          1.9%
United States++                      2,064,296,369                         85.5%
Total                               $2,414,853,866                        100.0%

++ Includes Short-Term Securities and Other Securities (65.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts (Open at September 30, 2006)

Currency Sold                     Currency         Currency       Unrealized
and Settlement Date              Units Sold    Value in $ U.S.    Gain/(Loss)
-----------------------------------------------------------------------------
British Pound 10/19/06             8,500,000       $15,917,703     $(701,768)
British Pound 1/11/07              3,025,000         5,668,668      (109,020)
British Pound 3/14/07              1,400,000         2,624,058       (32,756)
Euro 1/11/07                      13,350,000        17,019,508         1,742
Japanese Yen 3/14/07             390,000,000         3,377,376        60,868
South Korean Won 10/19/06      2,125,000,000         2,248,320         6,920
South Korean Won 3/14/07       4,675,000,000         4,970,408       (38,973)
----------------------------------------------------------------------------
Total                                              $51,826,041     $(812,987)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

^     Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.

--------------------------------------------------------------------------------
Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    $116,327,421
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2006.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 20.4%
Agricultural Operations - 0.2%
         $ 537,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                       $    524,493
Beverages - Wine and Spirits - 0.1%
           410,000    Diageo Capital PLC, 5.875%, company guaranteed notes, due 9/30/36                                      401,228
Building and Construction Products - Miscellaneous - 0.2%
           810,000    CRH America, Inc., 6.00%, notes, due 9/30/16                                                           811,136
Building Products - Cement and Aggregate - 0.2%
           315,000    Lafarge S.A., 6.50%, notes, due 7/15/16**                                                              325,477
           315,000    Lafarge S.A., 7.125%, notes, due 7/15/36**                                                             337,424
                                                                                                                             662,901
Cable Television - 1.4%
         1,050,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                          1,064,909
           815,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                            850,730
         1,270,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                 1,235,340
           321,155    CSC Holdings, Inc., 6.88%, bank loan, due 3/29/13(a)                                                   319,806
            64,231    CSC Holdings, Inc., 7.0725%, bank loan, due 3/29/13(a)                                                 319,806
             2,810    CSC Holdings, Inc., 7.08%, bank loan, due 3/29/13(a)                                                     2,798
           476,112    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13(a)                                                   474,113
           256,924    CSC Holdings, Inc., 7.12163%, bank loan, due 3/29/13(a)                                                319,806
                                                                                                                           4,267,502
Casino Hotels - 0.2%
           550,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                       594,688
Cellular Telecommunications - 0.6%
           755,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                        768,547
           440,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                          453,965
           755,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10(a)                         768,213
                                                                                                                           1,990,725
Commercial Banks - 0.1%
           300,000    Shinsei Bank, Ltd., 6.418%, bonds, due 1/20/49 (144A)(a)                                               297,953
Computer Services - 0.1%
           435,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              450,225
Computers - Memory Devices - 0.1%
           475,000    Seagate Technology HDD Holdings, 6.80%, senior notes, due 10/1/16                                      472,625
Computers - Peripheral Equipment - 0%
           996,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                      due 5/1/03 (144A)(a), (b),***, ss.                                                                           0
Consumer Products - Miscellaneous - 0.1%
           430,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13 (144A)(a),ss.                                   432,688
Containers - Metal and Glass - 0.4%
           833,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                    855,908
           570,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 574,275
                                                                                                                           1,430,183
Dialysis Centers - 0.1%
           103,936    Fresenius Medical Care AG & Co., 6.74188%, bank loan, due 3/31/13**, (a)                               102,953
            56,509    Fresenius Medical Care AG & Co., 6.74188%, bank loan, due 3/31/13**, (a)                                55,974
            79,718    Fresenius Medical Care AG & Co., 6.74188%, bank loan, due 3/31/13**, (a)                                78,964
           115,324    Fresenius Medical Care AG & Co., 6.765%, bank loan, due 3/31/13**, (a)                                 114,233
            46,130    Fresenius Medical Care AG & Co., 6.775%, bank loan, due 3/31/13**, (a)                                  45,693
                                                                                                                             397,817
Diversified Financial Services - 1.0%
         1,965,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                          1,947,234
           980,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                            944,552
           500,000    Zurich Financial Services USA, 6.45%, bonds, due 12/15/65 (144A)(a)                                    494,523
                                                                                                                           3,386,309
Diversified Operations - 0.3%
         1,025,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                           1,048,987
E-Commerce/Services - 0.3%
           815,000    Expedia, Inc., 7.456%, bonds, due 8/15/18 (144A)                                                       864,576
Electric - Generation - 0.2%
           550,000    Edison Mission Energy, 7.75%, senior notes, due 6/15/16 (144A)                                         556,875
Electric - Integrated - 2.1%
           490,000    Consolidated Edison, Inc., 5.50%, notes, due 9/15/16                                                   491,360
           635,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      617,334
         1,310,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                      1,400,403
           690,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       664,026
         1,680,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                           1,795,123
           550,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                               562,180
           885,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                           862,586
           405,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                           383,716
                                                                                                                           6,776,728
Finance - Auto Loans - 0.6%
           321,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                               331,424
           940,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12(a)                                                 983,618
           690,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                            689,017
                                                                                                                           2,004,059
Finance - Commercial - 0.2%
           685,000    CIT Group, Inc., 5.75%, senior notes, due 9/25/07                                                      686,628
Finance - Consumer Loans - 0.8%
         1,225,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                1,209,679
         1,330,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                  1,320,838
                                                                                                                           2,530,517
Finance - Investment Bankers/Brokers - 0.9%
           285,000    E*Trade Financial Corp., 8.005%, senior notes, due 6/15/11                                             294,975
           460,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13                                             470,350
           650,000    Goldman Sachs Group, Inc., 5.75%, senior notes, due 10/1/16                                            654,370
           305,000    Goldman Sachs Group, Inc., 6.45%, subordinated notes, due 5/1/36                                       311,250
           235,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                229,509
           515,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                      496,868
           375,000    Merrill Lynch & Company, Inc., 6.05%, subordinated notes, due 5/16/16                                  387,775
                                                                                                                           2,845,097
Finance - Mortgage Loan Banker - 0.4%
           975,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                                973,810
           475,000    Residential Capital Corp., 6.50%, senior notes, due 4/17/13                                            482,383
                                                                                                                           1,456,193
Food - Confectionary - 0.1%
           490,000    Hershey Co., 5.45%, notes, due 9/1/16                                                                  495,578
Food - Retail - 0.1%
           325,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                      326,625
Foreign Government - 0.4%
         1,190,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                                1,236,969
Gas - Distribution - 0.5%
           400,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                           402,000
         1,145,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                               1,235,708
                                                                                                                           1,637,708
Independent Power Producer - 0.4%
            80,482    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13(a)                                                    80,702
         1,086,820    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13(a)                                                 1,091,818
           230,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                         228,563
                                                                                                                           1,401,083
Investment Management and Advisory Services - 1.1%
           970,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66(a)                        1,040,392
         1,030,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                  1,005,508
           675,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                   662,230
         1,035,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                 1,011,410
                                                                                                                           3,719,540
Life and Health Insurance - 0.5%
           500,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                                502,794
           995,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                    1,062,348
                                                                                                                           1,565,142
Medical - HMO - 0.3%
           515,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                          510,968
           402,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                          398,922
                                                                                                                             909,890
Multimedia - 0.1%
           320,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16 (144A)                                                  317,192
Mutual Insurance - 0.3%
           810,000    Liberty Mutual Group, 7.50%, bonds, due 8/15/36 (144A)ss.                                              868,886
Non-Hazardous Waste Disposal - 0.6%
         1,075,000    Allied Waste North America, Inc., 6.50%, secured notes, due 11/15/10                                 1,058,875
           805,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                               862,833
                                                                                                                           1,921,708
Office Automation and Equipment - 0.2%
           810,000    Xerox Corp., 6.75%, senior unsecured notes, due 2/1/17                                                 822,150
Oil Companies - Exploration and Production - 0.7%
           325,000    Anadarko Petroleum Corp., 6.45%, senior notes, due 9/15/36                                             331,964
           795,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                   842,142
           327,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                            345,803
           200,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 2/1/22(a)                     195,400
           195,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22(a)                    234,195
           325,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                  313,573
                                                                                                                           2,263,077
Oil Companies - Integrated - 0.2%
           500,000    Marathon Oil Corp., 6.85%, notes, due 3/1/08                                                           509,475
Paper and Related Products - 0.2%
            69,882    Georgia Pacific Corporation, Inc., 7.36688%, bank loan, due 12/20/12(a)                                 69,987
           559,058    Georgia Pacific Corporation, Inc., 7.39%, bank loan, due 12/20/12(a)                                   559,895
            34,941    Georgia Pacific Corporation, Inc., 7.485%, bank loan, due 12/20/12(a)                                   34,994
            66,213    Georgia Pacific Corporation, Inc., 7.49875%, bank loan, due 12/20/12(a)                                 66,313
                                                                                                                             731,189
Photo Equipment and Supplies - 0.1%
           169,688    Eastman Kodak Co., 0%, bank loan, due 10/18/12(a)                                                      169,706
           148,477    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12(a)                                                  148,493
           148,477    Eastman Kodak Co., 7.75688%, bank loan, due 10/18/12(a)                                                148,493
                                                                                                                             466,692
Pipelines - 0.6%
         1,205,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                      1,233,619
               716    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                     694
           305,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                 281,550
           490,000    ONEOK Partners, L.P., 6.15%, bonds, due 10/1/16                                                        494,618
                                                                                                                           2,010,481
Property and Casualty Insurance - 0.5%
         1,190,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                              1,212,790
           540,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                        573,535
                                                                                                                           1,786,325
Publishing - Periodicals - 0.2%
           523,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                    583,799
Reinsurance - 0.1%
           440,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                               423,681
Retail - Drug Store - 0.1%
           490,000    CVS Corp., 5.75%, senior unsecured notes, due 8/15/11                                                  496,378
Retail - Regional Department Stores - 0%
           124,367    Neiman Marcus Group, Inc., 7.89063%, bank loan, due 4/6/13(a)                                          125,133
Satellite Telecommunications - 0.2%
           330,000    INTELSAT, Ltd., 6.50% notes, due 11/1/13                                                               263,175
           330,000    INTELSAT Bermuda, Ltd., 11.25%, senior notes, due 6/15/16 (144A)                                       350,625
                                                                                                                             613,800
Savings/Loan/Thrifts - 0.4%
           200,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                        195,820
           725,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                  729,154
           310,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                 329,147
                                                                                                                           1,254,121
Schools - 0.1%
           231,118    Education Management LLC, 7.875%, bank loan, due 6/1/13(a)                                             232,419
Special Purpose Entity - 1.0%
           310,000    JPMorgan Chase Capital XX., 6.55%, junior subordinated notes, due 9/29/36                              312,647
         1,185,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                     1,229,084
         1,610,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)(a)                             1,666,350
                                                                                                                           3,208,081
Telecommunication Services - 0.1%
           385,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                                392,738
Telephone - Integrated - 0.5%
         1,000,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           954,006
           450,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                           458,533
           255,000    Qwest Corp., 7.74125%, senior notes, due 6/15/13(a)                                                    272,850
                                                                                                                           1,685,389
Transportation - Railroad - 0.1%
           350,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55(a)                                351,781
Transportation - Services - 0.1%
           490,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                              493,147
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $67,377,639)                                                                                  67,740,310
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.1%
Cable Television - 0.1%
 EUR       253,980    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)** (cost $325,872)                357,487
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 34.0%
U.S. Government Agencies - 34.0%
        $1,248,141    Fannie Mae, 7.00%, due 9/1/14                                                                        1,286,213
           344,709    Fannie Mae, 6.50%, due 11/1/17                                                                         352,401
           813,491    Fannie Mae, 5.00%, due 11/1/18                                                                         801,584
           747,490    Fannie Mae, 4.50%, due 5/1/19                                                                          722,214
         1,775,959    Fannie Mae, 4.50%, due 5/1/19                                                                        1,715,906
         1,487,255    Fannie Mae, 4.50%, due 5/1/19                                                                        1,436,965
         1,592,576    Fannie Mae, 5.00%, due 8/1/19                                                                        1,567,104
           311,464    Fannie Mae, 5.50%, due 8/1/19                                                                          311,719
           180,422    Fannie Mae, 5.50%, due 9/1/19                                                                          180,683
           951,324    Fannie Mae, 5.50%, due 9/1/19                                                                          952,102
           524,263    Fannie Mae, 4.50%, due 4/1/20                                                                          506,006
           143,423    Fannie Mae, 4.50%, due 7/1/20                                                                          138,429
            43,071    Fannie Mae, 4.00%, due 9/1/20                                                                           40,663
           178,112    Fannie Mae, 5.00%, due 10/1/20                                                                         175,069
            74,116    Fannie Mae, 5.50%, due 12/1/20                                                                          74,109
            21,322    Fannie Mae, 5.00%, due 6/1/21                                                                           20,952
           549,392    Fannie Mae, 5.00%, due 8/1/21                                                                          527,996
         1,028,710    Fannie Mae, 6.00%, due 10/1/21                                                                       1,044,495
         1,932,389    Fannie Mae, 5.50%, due 9/1/24                                                                        1,921,403
         1,383,281    Fannie Mae, 5.00%, due 5/1/25                                                                        1,342,841
           323,367    Fannie Mae, 7.00%, due 11/1/28                                                                         333,835
           386,232    Fannie Mae, 6.50%, due 2/1/31                                                                          396,992
           709,315    Fannie Mae, 7.00%, due 2/1/32                                                                          732,274
           670,550    Fannie Mae, 6.50%, due 5/1/32                                                                          686,637
           309,857    Fannie Mae, 6.50%, due 7/1/32                                                                          316,694
         2,432,058    Fannie Mae, 6.00%, due 10/1/32**                                                                     2,450,000
         2,706,204    Fannie Mae, 5.50%, due 2/1/33                                                                        2,675,379
           560,294    Fannie Mae, 6.50%, due 3/1/33                                                                          572,657
         1,430,014    Fannie Mae, 5.00%, due 11/1/33                                                                       1,378,945
         1,147,556    Fannie Mae, 5.50%, due 11/1/33                                                                       1,133,761
         1,312,255    Fannie Mae, 5.50%, due 2/1/34                                                                        1,295,324
         3,436,735    Fannie Mae, 5.00%, due 3/1/34                                                                        3,314,001
           607,988    Fannie Mae, 5.00%, due 4/1/34                                                                          586,276
         1,380,583    Fannie Mae, 5.00%, due 4/1/34                                                                        1,329,335
         1,206,999    Fannie Mae, 3.887%, due 5/1/34                                                                       1,176,536
         1,356,733    Fannie Mae, 5.00%, due 6/1/34                                                                        1,306,370
           580,673    Fannie Mae, 5.00%, due 7/1/34                                                                          559,118
         2,184,373    Fannie Mae, 6.00%, due 7/1/34                                                                        2,201,811
           767,827    Fannie Mae, 6.50%, due 8/1/34                                                                          785,068
           158,448    Fannie Mae, 6.50%, due 9/1/34                                                                          162,716
           309,208    Fannie Mae, 5.50%, due 11/1/34                                                                         305,218
         2,389,128    Fannie Mae, 5.50%, due 11/1/34                                                                       2,358,301
         1,433,991    Fannie Mae, 5.50%, due 3/1/35                                                                        1,413,469
         1,864,556    Fannie Mae, 5.00%, due 5/1/35                                                                        1,792,802
           731,309    Fannie Mae, 4.43%, due 7/1/35                                                                          722,684
           705,123    Fannie Mae, 4.694%, due 7/1/35                                                                         688,230
         1,391,962    Fannie Mae, 5.50%, due 7/1/35                                                                        1,372,042
           481,804    Fannie Mae, 6.00%, due 7/1/35                                                                          484,148
            70,802    Fannie Mae, 4.50%, due 8/1/35                                                                           66,172
           230,087    Fannie Mae, 5.00%, due 8/1/35                                                                          221,232
         2,909,251    Fannie Mae, 5.50%, due 9/1/35                                                                        2,867,616
         1,190,495    Fannie Mae, 6.00%, due 9/1/35                                                                        1,198,126
           576,253    Fannie Mae, 6.50%, due 10/1/35                                                                         586,922
           296,836    Fannie Mae, 4.50%, due 12/1/35                                                                         277,424
         1,551,663    Fannie Mae, 6.00%, due 12/1/35                                                                       1,559,213
           941,672    Fannie Mae, 5.50%, due 1/1/36                                                                          928,196
         1,097,486    Fannie Mae, 6.50%, due 1/1/36                                                                        1,117,638
           161,662    Fannie Mae, 7.00%, due 1/1/36                                                                          166,080
           126,345    Fannie Mae, 7.00%, due 1/1/36                                                                          129,786
           729,184    Fannie Mae, 5.00%, due 2/1/36                                                                          701,123
           307,440    Fannie Mae, 5.50%, due 2/1/36                                                                          302,902
         1,911,260    Fannie Mae, 6.00%, due 3/1/36                                                                        1,920,075
         2,224,022    Fannie Mae, 5.50%, due 4/1/36                                                                        2,192,194
           663,838    Fannie Mae, 5.50%, due 6/1/36                                                                          654,038
           543,949    Fannie Mae, 5.50%, due 6/1/36                                                                          535,918
           544,655    Fannie Mae, 6.50%, due 6/1/36                                                                          554,656
           664,367    Fannie Mae, 5.50%, due 7/1/36                                                                          654,559
           296,969    Fannie Mae, 6.50%, due 7/1/36                                                                          302,421
           200,732    Fannie Mae, 7.00%, due 7/1/36                                                                          206,198
           549,487    Fannie Mae, 6.00%, due 8/1/36                                                                          552,021
         1,752,548    Fannie Mae, 6.50%, due 8/1/36                                                                        1,784,728
           804,652    Fannie Mae, 6.50%, due 8/1/36                                                                          819,428
           970,778    Fannie Mae, 6.00%, due 9/1/36                                                                          975,255
         1,157,175    Fannie Mae, 4.50%, due 10/15/36(d)                                                                   1,080,873
         2,073,693    Fannie Mae, 5.00%, due 10/15/36(d)                                                                   1,992,690
         1,601,614    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                   1,600,733
         1,128,339    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                    1,114,952
           929,112    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                      918,089
           474,330    Freddie Mac, 5.50%, due 1/1/16                                                                         475,634
           685,239    Freddie Mac, 5.50%, due 1/1/18                                                                         686,591
         2,210,700    Freddie Mac, 4.50%, due 2/1/18**                                                                     2,136,893
         1,215,050    Freddie Mac, 5.00%, due 9/1/18                                                                       1,197,055
         1,157,359    Freddie Mac, 4.00%, due 4/1/19                                                                       1,093,806
           778,070    Freddie Mac, 5.00%, due 2/1/20                                                                         764,601
           288,140    Freddie Mac, 4.00%, due 9/1/20                                                                         271,627
           167,382    Freddie Mac, 5.00%, due 12/1/20                                                                        164,485
           388,066    Freddie Mac, 5.00%, due 1/1/21                                                                         381,221
           545,061    Freddie Mac, 5.50%, due 2/1/21                                                                         544,738
            98,908    Freddie Mac, 5.50%, due 2/1/21                                                                          98,890
            51,229    Freddie Mac, 5.00%, due 3/1/21                                                                          50,325
            21,624    Freddie Mac, 5.50%, due 5/1/21                                                                          21,611
           121,428    Freddie Mac, 6.00%, due 6/1/21                                                                         123,140
           736,384    Freddie Mac, 5.50%, due 11/1/33                                                                        728,297
           606,073    Freddie Mac, 6.00%, due 11/1/33                                                                        610,493
         1,174,985    Freddie Mac, 6.00%, due 2/1/34                                                                       1,184,121
           249,832    Freddie Mac, 3.928%, due 5/1/34                                                                        242,363
           729,008    Freddie Mac, 5.00%, due 5/1/34                                                                         702,503
           507,124    Freddie Mac, 5.00%, due 5/1/34                                                                         488,686
           268,950    Freddie Mac, 6.50%, due 7/1/34                                                                         275,114
           124,826    Freddie Mac, 6.50%, due 7/1/34                                                                         127,668
         2,190,661    Freddie Mac, 5.50%, due 6/1/35                                                                       2,164,671
           144,173    Freddie Mac, 6.50%, due 6/1/35                                                                         147,008
         2,340,140    Freddie Mac, 5.00%, due 7/1/35**                                                                     2,251,896
           240,614    Freddie Mac, 6.00%, due 8/1/35                                                                         241,935
           329,235    Freddie Mac, 5.50%, due 9/1/35                                                                         324,847
         1,239,332    Freddie Mac, 5.50%, due 9/1/35                                                                       1,222,816
         1,374,393    Freddie Mac, 5.50%, due 10/1/35                                                                      1,356,566
         1,780,000    Freddie Mac, 5.00%, due 10/15/35(d)                                                                  1,711,580
           993,580    Freddie Mac, 5.00%, due 4/1/36                                                                         956,114
           623,376    Freddie Mac, 5.50%, due 4/1/36                                                                         614,831
           173,597    Freddie Mac, 5.00%, due 6/1/36                                                                         166,966
            12,173    Freddie Mac, 6.50%, due 6/1/36                                                                          12,400
           476,726    Freddie Mac, 5.50%, due 7/1/36                                                                         470,192
         1,039,490    Freddie Mac, 6.50%, due 8/1/36                                                                       1,058,902
           327,327    Freddie Mac, 6.00%, due 9/1/36                                                                         329,041
         1,653,126    Freddie Mac, 5.00%, due 10/15/36(c)                                                                  1,589,583
           567,774    Ginnie Mae, 6.00%, due 2/15/33                                                                         575,391
         1,684,667    Ginnie Mae, 6.00%, due 10/20/34                                                                      1,703,755
           626,246    Ginnie Mae, 6.50%, due 2/20/35                                                                         640,802
           527,335    Ginnie Mae, 5.50%, due 3/15/35                                                                         523,868
         1,796,601    Ginnie Mae, 5.50%, due 3/20/35                                                                       1,779,184
         1,292,954    Ginnie Mae, 5.50%, due 5/20/35                                                                       1,280,419
         2,318,289    Ginnie Mae, 5.00%, due 10/15/35                                                                      2,252,848
           293,695    Ginnie Mae, 5.00%, due 12/15/35                                                                        285,404
           293,174    Ginnie Mae, 5.50%, due 6/15/36                                                                         291,215
           109,692    Ginnie Mae, 6.50%, due 6/15/36                                                                         112,511
           403,220    Ginnie Mae, 6.00%, due 7/15/36                                                                         408,165
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $113,912,786)                                                                     112,473,507
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Finance - Other Services - 0.2%
            11,098    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    594,853
REIT - Diversified - 0.2%
            31,150    iStar Financial, Inc., 7.875%                                                                          800,165
Savings/Loan/Thrifts - 0.2%
            26,020    Chevy Chase Bank FSB, 8.00%                                                                            697,336
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,106,853)                                                                                    2,092,354
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 16.5%
       $16,830,000    Fannie Mae, 5.50%, due 3/15/11                                                                      17,226,043
           695,000    Fannie Mae, 5.125%, due 4/15/11                                                                        701,126
         6,490,000    Fannie Mae, 5.25%, due 8/1/12                                                                        6,523,923
         3,540,000    Fannie Mae, 5.25%, due 9/15/16                                                                       3,609,044
         1,165,000    Fannie Mae, 6.625%, due 11/15/30                                                                     1,398,874
         5,545,000    Federal Home Loan Bank System, 5.625%, due 6/13/16                                                   5,716,224
         3,389,000    Freddie Mac, 4.875%, due 2/17/09                                                                     3,384,174
        12,100,000    Freddie Mac, 5.25%, due 5/21/09                                                                     12,187,967
         3,760,000    Freddie Mac, 5.50%, due 9/15/11                                                                      3,854,854
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $53,973,490)                                                                         54,602,229
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 14.6%
         5,475,000    U.S. Treasury Notes, 5.125%, due 6/30/08#                                                            5,510,073
           699,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                               696,515
         1,134,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                            1,140,556
           815,000    U.S. Treasury Notes, 4.875%, due 8/15/09#                                                              820,540
         7,295,000    U.S. Treasury Notes, 5.125%, due 6/30/11#                                                            7,456,000
         1,808,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                            1,828,976
         7,156,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                            7,423,234
         1,915,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                            1,951,205
         1,890,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                            2,553,420
         2,505,000    U.S. Treasury Notes, 8.875%, due 2/15/19#                                                            3,458,466
         2,565,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                             3,246,528
         4,964,000    U.S. Treasury Bonds, 6.25%, due 8/15/23**, #                                                         5,763,283
         1,144,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                             1,209,691
         2,735,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                             3,286,915
         1,555,000    U.S. Treasury Bonds, 5.375%, due 2/15/31**, #                                                        1,679,521
           585,000    U.S. Treasury Notes, 4.50%, due 2/15/36#                                                               560,549
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $48,250,877)                                                                        48,585,472
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
         5,905,250    Janus Institutional Cash Reserves Fund, 5.26%                                                        5,905,250
           465,750    Janus Money Market Fund, 5.28%                                                                         465,750
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $6,371,000)                                                                                      6,371,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.9%
        39,634,178    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 39,634,178)                      39,634,178

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $331,952,695) - 100%                                                                      $331,856,537
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                               % of Investment
Country                             Value                         Securities
--------------------------------------------------------------------------------
Belgium                         $    357,487                              0.1%
Bermuda                              263,175                              0.1%
Canada                             2,286,732                              0.7%
Cayman Islands                     1,964,303                              0.6%
France                               662,901                              0.2%
Germany                              397,817                              0.1%
Qatar                                313,573                              0.1%
Spain                                458,533                              0.1%
United States++                  325,152,016                             98.0%
                                ------------                            -----
   Total                        $331,856,537                            100.0%
                                ============                            =====

++ Includes Short-Term Securities and Other Securities (84.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts (Open at September 30, 2006)

    Currency Sold                          Currency Value in  Unrealized
 and Settlement Date  Currency Units Sold       $ U.S.        Gain/(Loss)
--------------------- -------------------- ----------------- -------------
Euro  1/11/07               268,000            $ 341,665        $ 35
--------------------- -------------------- ----------------- -------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

(a)   Rate is subject to change. Rate shown reflects current rate.

(b) Security is a defaulted security with accrued interest in the amount of $39,840 that was written-off December 10, 2001.

(c)   Security acquired under mortgage dollar roll agreement.

(d)   Security is traded on a "to-be-announced" basis.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

*** Schedule of Fair Valued Securities (as of September 30, 2006)

                                                                                                      Value as a %
                                                                                  Value         of Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Candescent Technologies Corp., 8.00%
  convertible senior subordinated debentures, due 5/1/03 (144A)                    --                     0.0%
------------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                   Value as a %
                                                                  Acquisition       Acquisition                   of Investment
                                                                      Date             Cost            Value        Securities
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Americo Life, Inc., 7.875%
  notes, due 5/1/13 (144A)                                         4/25/03 -
                                                                    5/21/03           $  508,640      $  502,794            0.2%
Candescent Technologies Corp., 8.00%
  convertible senior subordinated debentures, due 5/1/03
  (144A)***                                                         3/6/00                85,975              --            0.0%
Liberty Mutual Group, 7.50%
  bonds, due 8/15/36 (144A)                                        8/10/06 -
                                                                    9/12/06              813,206         868,886            0.3%
Visant Holding Corp., 8.75%
  senior notes, due 12/1/13 (144A)                                  9/14/06              429,463         432,688            0.1%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $1,837,284      $1,804,368            0.6%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                               $6,618,681

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2006.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.0%
Advertising Agencies - 0%
               124    Interpublic Group of Companies, Inc.*                                                              $     1,228
Advertising Services - 2.0%
            28,336    WPP Group PLC                                                                                          351,222
Agricultural Chemicals - 2.8%
             3,325    Syngenta A.G.*                                                                                         501,495
Audio and Video Products - 1.0%
             4,500    Sony Corp.                                                                                             182,095
Beverages - Wine and Spirits - 2.9%
            29,156    Diageo PLC                                                                                             515,057
Brewery - 1.8%
             7,021    Heineken N.V.                                                                                          321,131
Broadcast Services and Programming - 1.5%
            12,720    Grupo Televisa S.A. (ADR)                                                                              270,427
Cable Television - 3.4%
            19,898    Shaw Communications, Inc. - Class B*                                                                   595,827
Cellular Telecommunications - 1.9%
           146,586    Vodafone Group PLC                                                                                     335,527
Chemicals - Diversified - 1.7%
             4,792    Akzo Nobel N.V.                                                                                        295,197
               156    Arkema*                                                                                                  7,361
                                                                                                                             302,558
Chemicals - Specialty - 2.1%
               457    Givaudan S.A.                                                                                          365,834
Distribution/Wholesale - 2.7%
            52,000    Esprit Holdings, Ltd.*                                                                                 474,235
Diversified Operations - 9.5%
            42,000    Hutchison Whampoa, Ltd.                                                                                370,906
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                       570,886
            18,886    Smiths Group PLC                                                                                       317,012
            15,900    Tyco International, Ltd. (U.S. Shares)*                                                                445,041
                                                                                                                           1,703,845
Electronic Components - Miscellaneous - 4.4%
            22,475    Koninklijke (Royal) Philips Electronics N.V.                                                           788,581
Electronic Components - Semiconductors - 1.0%
            78,058    ARM Holdings PLC                                                                                       171,728
Finance - Consumer Loans - 1.3%
             2,790    Acom Company, Ltd.                                                                                     119,040
             2,900    Promise Company, Ltd.                                                                                  115,386
                                                                                                                             234,426
Food - Diversified - 2.2%
             1,097    Nestle S.A.                                                                                            382,496
Food - Retail - 2.0%
             6,056    Metro A.G.                                                                                             353,326
Hotels and Motels - 1.1%
             2,803    Accor S.A.                                                                                             191,047
Insurance Brokers - 5.2%
            24,450    Willis Group Holdings, Ltd.*                                                                           929,100
Machinery - Pumps - 2.6%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                        452,136
Medical - Drugs - 5.0%
            11,433    GlaxoSmithKline PLC                                                                                    304,400
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                    574,003
                                                                                                                             878,403
Miscellaneous Manufacturing - 1.7%
           178,189    FKI PLC                                                                                                301,102
Multimedia - 2.8%
            13,856    Vivendi Universal S.A.                                                                                 499,520
Oil Companies - Integrated - 4.4%
            33,354    BP PLC                                                                                                 363,460
             6,272    Total S.A.*                                                                                            411,580
                                                                                                                             775,040
Property and Casualty Insurance - 9.1%
            20,000    Millea Holdings, Inc. **, ***                                                                          697,566
           115,000    Nipponkoa Insurance Company, Ltd.                                                                      917,080
                                                                                                                           1,614,646
Publishing - Books - 2.7%
            29,225    Reed Elsevier N.V.                                                                                     487,324
Publishing - Newspapers - 1.2%
            67,969    Independent News & Media PLC                                                                           205,128
Publishing - Periodicals - 0.8%
             5,145    Wolters Kluwer N.V.                                                                                    134,202
Rubber/Plastic Products - 1.6%
            15,000    Tenma Corp.                                                                                            284,444
Semiconductor Equipment - 1.1%
             8,108    ASML Holding N.V.*                                                                                     189,589
Television - 4.5%
            78,699    British Sky Broadcasting Group PLC                                                                     804,540
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $10,753,361)                                                                                     15,597,259
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Soap and Cleaning Preparations - 1.3%
             1,603    Henkel KGaA (cost $101,008)                                                                            223,779
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.7%
         1,274,348    Janus Institutional Cash Reserves Fund, 5.26%                                                        1,274,348
           630,524    Janus Money Market Fund, 5.28%                                                                         630,524
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,904,872)                                                                                      1,904,872
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,759,241) - 100%                                                                        $17,725,910
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                             Value                           Securities
--------------------------------------------------------------------------------
Bermuda                         $ 1,848,376                               10.4%
Canada                              595,827                                3.4
France                            1,680,394                                9.3
Germany                           1,029,241                                5.9
Hong Kong                           370,906                                2.1
Ireland                             205,128                                1.2
Japan                             2,889,614                               16.3
Mexico                              270,427                                1.5
Netherlands                       2,216,024                               12.5
Switzerland                       1,249,825                                7.1
United Kingdom                    3,464,048                               19.6
United States++                   1,906,100                               10.7
Total                           $17,725,910                              100.0%
                                ===========                              =====

++ Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

**    Security is illiquid.

***   Schedule of Fair Valued Securities as of September 30, 2006

--------------------------------------------------------------------------------
                                                            Value as a % of
Janus Aspen Foreign Stock Portfolio          Value       Investment Securities
--------------------------------------------------------------------------------
Millea Holdings, Inc.                      $ 697,566               3.9%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair

Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.0%
Agricultural Chemicals - 7.5%
           232,670    Monsanto Co.*                                                                                     $ 10,937,817
           241,590    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)*, #                                          25,171,261
           201,715    Syngenta A.G.*                                                                                      30,423,806
                                                                                                                          66,532,884
Agricultural Operations - 2.2%
           182,005    Archer-Daniels-Midland Co.                                                                           6,894,349
           213,290    Bunge, Ltd.*                                                                                        12,360,156
                                                                                                                          19,254,505
Casino Hotels - 8.9%
           510,220    Harrah's Entertainment, Inc.                                                                        33,893,915
           655,580    Las Vegas Sands Corp.*                                                                              44,808,892
                                                                                                                          78,702,807
Coal - 1.3%
           312,385    Peabody Energy Corp.*                                                                               11,489,520
Computers - 5.2%
           255,090    Apple Computer, Inc.*                                                                               19,649,583
           257,305    Research In Motion, Ltd. (U.S. Shares)*                                                             26,414,931
                                                                                                                          46,064,514
Cosmetics and Toiletries - 3.6%
           510,720    Procter & Gamble Co.*                                                                               31,654,426
Diversified Minerals - 1.4%
           180,275    BHP Billiton, Ltd. (ADR)*, #                                                                         6,828,817
           250,630    Companhia Vale do Rio Doce (ADR)*                                                                    5,403,583
                                                                                                                          12,232,400
Electric - Integrated - 0.7%
           102,055    TXU Corp.*                                                                                           6,380,479
Entertainment Software - 3.9%
           627,455    Electronic Arts, Inc.*                                                                              34,936,694
Finance - Investment Bankers/Brokers - 7.0%
            84,025    Bear Stearns Companies, Inc.                                                                        11,771,903
           181,010    Goldman Sachs Group, Inc.                                                                           30,621,461
           160,970    Lehman Brothers Holdings, Inc.                                                                      11,889,244
           103,475    Merrill Lynch & Company, Inc.*                                                                       8,093,815
                                                                                                                          62,376,423
Food - Retail - 1.1%
           168,245    Whole Foods Market, Inc.*                                                                            9,998,800
Machinery - Farm - 1.1%
           111,880    Deere & Co.                                                                                          9,387,851
Medical - Biomedical and Genetic - 7.2%
           775,740    Celgene Corp.*                                                                                      33,589,542
           360,965    Genentech, Inc.*                                                                                    29,851,806
                                                                                                                          63,441,348
Medical - Drugs - 1.1%
            56,054    Roche Holding A.G.                                                                                   9,691,611
Medical Instruments - 3.1%
           262,900    Intuitive Surgical, Inc.*                                                                           27,722,805
Oil Companies - Exploration and Production - 4.3%
           382,175    Apache Corp.                                                                                        24,153,460
           209,470    EOG Resources, Inc.                                                                                 13,626,024
                                                                                                                          37,779,484
Oil Companies - Integrated - 10.2%
           799,865    ConocoPhillips                                                                                      47,615,963
           393,285    Hess Corp.#                                                                                         16,289,865
           539,770    Occidental Petroleum Corp.*                                                                         25,968,335
                                                                                                                          89,874,163
Oil Refining and Marketing - 1.4%
           242,705    Valero Energy Corp.*                                                                                12,492,026
Optical Supplies - 2.6%
           197,545    Alcon, Inc. (U.S. Shares)#                                                                          22,618,903
Retail - Apparel and Shoe - 0.9%
           173,697    Industria de Diseno Textil S.A.                                                                      8,096,653
Retail - Building Products - 1.4%
           455,920    Lowe's Companies, Inc.                                                                              12,793,115
Retail - Restaurants - 0.7%
           183,660    Starbucks Corp.*                                                                                     6,253,623
Soap and Cleaning Preparations - 1.3%
           280,190    Reckitt Benckiser PLC                                                                               11,614,909
Super-Regional Banks - 5.1%
         1,238,720    Wells Fargo & Co.*                                                                                  44,816,890
Therapeutics - 4.2%
           262,336    Amylin Pharmaceuticals, Inc.*                                                                       11,561,148
           378,610    Gilead Sciences, Inc.*                                                                              26,010,507
                                                                                                                          37,571,655
Web Portals/Internet Service Providers - 4.1%
            90,427    Google, Inc. - Class A*                                                                             36,342,611
Wireless Equipment - 1.5%
           361,130    QUALCOMM, Inc.*                                                                                     13,127,076
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $651,011,978)                                                                                   823,248,175
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.1%
        15,187,360    Janus Institutional Cash Reserves Fund, 5.26%                                                       15,187,360
        21,127,063    Janus Money Market Fund, 5.28%                                                                      21,127,063
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $36,314,423)                                                                                    36,314,423
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.9%
        25,507,281    State Street Navigator Securities Lending Prime Portfolio+ (cost $25,507,281)                       25,507,281
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $712,833,682) - 100%                                                                      $885,069,879
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                % of Investment
Country                             Value                          Securities
-------------------------------------------------------------------------------
Australia                       $  6,828,817                           0.8%
Bermuda                           12,360,156                           1.4
Brazil                             5,403,583                           0.6
Canada                            51,586,192                           5.8
Spain                              8,096,653                           0.9
Switzerland                       62,734,320                           7.1
United Kingdom                    11,614,909                           1.3
United States++                  726,445,249                          82.1
                                ------------                         -----
  Total                         $885,069,879                         100.0%
                                ============                         =====

++ Includes Short-Term Securities and Other Securities (75.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*    Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Aerospace and Defense - 1.9%
             3,630    Boeing Co.                                                                                         $   286,226
Agricultural Operations - 0.9%
             3,690    Archer-Daniels-Midland Co.                                                                             139,777
Casino Hotels - 1.8%
             4,185    Harrah's Entertainment, Inc.                                                                           278,010
Coal - 0.1%
               390    Peabody Energy Corp.*                                                                                   14,344
Commercial Banks - 2.4%
             9,790    Commerce Bancorp, Inc.                                                                                 359,391
Computers - 2.0%
             2,465    Apple Computer, Inc.*                                                                                  189,879
             5,365    Dell, Inc.*                                                                                            122,537
                                                                                                                             312,416
Computers - Memory Devices - 2.4%
            30,100    EMC Corp.*                                                                                             360,598
Cosmetics and Toiletries - 2.4%
             5,945    Procter & Gamble Co.*                                                                                  368,471
Diversified Operations - 4.1%
            17,966    General Electric Co.                                                                                   634,200
E-Commerce/Products - 0.7%
             3,445    Amazon.com, Inc.*                                                                                      110,653
Electronic Components - Semiconductors - 7.2%
            17,895    Advanced Micro Devices, Inc.*                                                                          444,690
               263    Samsung Electronics Company, Ltd.                                                                      184,552
             8,325    Spansion, Inc. - Class A*                                                                              138,778
             9,815    Texas Instruments, Inc.*                                                                               326,349
                                                                                                                           1,094,369
Electronic Forms - 2.0%
             8,300    Adobe Systems, Inc.*                                                                                   310,835
Enterprise Software/Services - 3.6%
            22,565    Oracle Corp.*                                                                                          400,303
             3,065    SAP A.G. (ADR)**                                                                                       151,718
                                                                                                                             552,021
Entertainment Software - 1.3%
             3,565    Electronic Arts, Inc.*                                                                                 198,499
Finance - Credit Card - 1.2%
             3,365    American Express Co.                                                                                   188,709
Finance - Investment Bankers/Brokers - 11.1%
            10,851    Citigroup, Inc.                                                                                        538,969
            13,475    JP Morgan Chase & Co.                                                                                  632,785
             6,875    Merrill Lynch & Company, Inc.*                                                                         537,763
                                                                                                                           1,709,517
Finance - Mortgage Loan Banker - 2.6%
             6,985    Fannie Mae                                                                                             390,531
Food - Canned - 0.5%
             3,535    TreeHouse Foods, Inc.*                                                                                  83,603
Food - Dairy Products - 0.9%
             3,280    Dean Foods Co.*                                                                                        137,826
Food - Retail - 1.2%
             3,160    Whole Foods Market, Inc.*                                                                              187,799
Hotels and Motels - 0.6%
             1,385    Four Seasons Hotels, Inc.*                                                                              88,432
Industrial Automation and Robotics - 1.2%
             3,220    Rockwell Automation, Inc.*                                                                             187,082
Medical - Biomedical and Genetic - 1.4%
             4,885    Celgene Corp.*                                                                                         211,521
Medical - Drugs - 7.9%
            12,430    Merck & Company, Inc.*                                                                                 520,817
             2,727    Roche Holding A.G.                                                                                     471,492
             2,394    Sanofi-Aventis**                                                                                       213,108
                                                                                                                           1,205,417
Medical - HMO - 4.4%
             9,340    Aetna, Inc.                                                                                            369,397
             5,760    Coventry Health Care, Inc.*                                                                            296,755
                                                                                                                             666,152
Oil - Field Services - 0.8%
             4,435    Halliburton Co.                                                                                        126,176
Oil and Gas Drilling - 0.6%
             1,250    Transocean, Inc. (U.S. Shares)*                                                                         91,538
Oil Companies - Exploration and Production - 3.3%
             2,890    Apache Corp.                                                                                           182,648
             4,895    EnCana Corp. (U.S. Shares)*                                                                            228,547
             1,415    EOG Resources, Inc.                                                                                     92,046
                                                                                                                             503,241
Oil Companies - Integrated - 10.3%
             2,290    ConocoPhillips                                                                                         136,324
             7,535    Exxon Mobil Corp.                                                                                      505,598
             9,165    Hess Corp.                                                                                             379,614
             2,020    Marathon Oil Corp.                                                                                     155,338
             5,572    Suncor Energy, Inc.*                                                                                   399,748
                                                                                                                           1,576,622
Oil Refining and Marketing - 2.3%
             6,876    Valero Energy Corp.*                                                                                   353,908
Retail - Consumer Electronics - 1.1%
             3,022    Best Buy Company, Inc.                                                                                 161,858
Retail - Drug Store - 0.8%
             3,885    CVS Corp.                                                                                              124,786
Retail - Jewelry - 1.4%
             6,245    Tiffany & Co.*                                                                                         207,334
Retail - Regional Department Stores - 2.5%
             8,685    Federated Department Stores, Inc.                                                                      375,279
Steel - Producers - 1.6%
            20,549    Tata Steel, Ltd.                                                                                       239,675
Telecommunication Equipment - Fiber Optics - 1.0%
             6,235    Corning, Inc.*                                                                                         152,196
Therapeutics - 0.8%
             1,565    Gilead Sciences, Inc.*                                                                                 107,515
             1,965    Neurocrine Biosciences, Inc.*                                                                           21,124
                                                                                                                             128,639
Transportation - Railroad - 3.2%
             5,665    Canadian National Railway Co. (U.S. Shares)*                                                           237,590
             2,800    Union Pacific Corp.*                                                                                   246,400
                                                                                                                             483,990
Web Portals/Internet Service Providers - 2.1%
            12,905    Yahoo!, Inc.*                                                                                          326,238
Wireless Equipment - 0.5%
             3,785    Nokia Oyj (ADR)**                                                                                       74,527
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,588,645)                                                                                     15,002,406
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Electronic Components - Semiconductors - 0.8%
               230    Samsung Electronics Company, Ltd. (cost $83,698)                                                       120,803
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
           157,000    Janus Institutional Cash Reserves Fund, 5.26%                                                          157,000
             5,000    Janus Money Market Fund, 5.28%                                                                           5,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $162,000)                                                                                          162,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,834,343) - 100%                                                                        $15,285,209
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                             Value                           Securities
--------------------------------------------------------------------------------
Canada                          $   954,317                             6.3%
Cayman Islands                       91,538                             0.6%
Finland                              74,527                             0.5%
France                              213,108                             1.4%
Germany                             151,718                             1.0%
India                               239,675                             1.6%
South Korea                         305,355                             2.0%
Switzerland                         471,492                             3.1%
United States++                  12,783,479                            83.5%
                                -----------                           -----
  Total                         $15,285,209                           100.0%
                                ===========                           =====

++   Includes Short-Term Securities (82.4% excluding Short-Term Securities)

Forward Currency Contracts (Open at September 30, 2006)

  Currency Sold and                                                   Unrealized
   Settlement Date     Currency Units Sold  Currency Value in $ U.S. Gain/(Loss)
--------------------------------------------------------------------------------
Euro  1/11/07                100,000                 $127,487            $13
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange

*    Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                            $439,353
--------------------------------------------------------------------------------

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Agricultural Chemicals - 3.1%
             6,764    Syngenta A.G.*, **                                                                                 $ 1,020,185
Diagnostic Kits - 2.3%
            18,505    Dade Behring Holdings, Inc.                                                                            743,161
Drug Delivery Systems - 2.0%
            16,690    Hospira, Inc.*                                                                                         638,726
Medical - Biomedical and Genetic - 14.5%
            20,160    Advanced Magnetics, Inc.*                                                                              687,455
            19,955    Alexion Pharmaceuticals, Inc.*                                                                         678,070
             7,435    Amgen, Inc.*                                                                                           531,826
            19,325    Celgene Corp.*                                                                                         836,772
            37,480    Fibrogen, Inc.*, ***, ss.                                                                              281,100
             6,695    Genentech, Inc.*                                                                                       553,677
             5,535    Genzyme Corp.*                                                                                         373,446
             7,815    Invitrogen Corp.*                                                                                      495,549
            12,475    Replidyne, Inc.*                                                                                       117,390
             4,950    Vertex Pharmaceuticals, Inc.*                                                                          166,568
                                                                                                                           4,721,853
Medical - Drugs - 28.6%
             7,070    Abbott Laboratories                                                                                    343,319
            39,570    Adolor Corp.*                                                                                          548,836
            33,130    Cubist Pharmaceuticals, Inc.*                                                                          720,246
            12,955    Forest Laboratories, Inc.*                                                                             655,653
            16,965    Idenix Pharmaceuticals, Inc.*                                                                          164,561
            21,195    K-V Pharmaceutical Co. - Class A*                                                                      502,322
            21,020    Merck & Company, Inc.*                                                                                 880,737
            12,320    Novartis A.G.**                                                                                        719,229
            26,555    Pfizer, Inc.*                                                                                          753,100
            39,840    POZEN, Inc.*                                                                                           512,342
             9,243    Roche Holding A.G.**                                                                                 1,598,093
             6,049    Sanofi-Aventis**                                                                                       538,466
             7,235    Shire PLC (ADR)**                                                                                      357,337
            10,208    Stada Arzneimittel A.G.**                                                                              522,691
             9,755    Wyeth                                                                                                  495,944
                                                                                                                           9,312,876
Medical - Generic Drugs - 1.5%
            14,330    Teva Pharmaceutical Industries, Ltd. (ADR)                                                             488,510
Medical - HMO - 10.0%
            15,255    Aetna, Inc.                                                                                            603,335
            25,970    Centene Corp.*                                                                                         426,947
            24,022    Coventry Health Care, Inc.*                                                                          1,237,614
            12,625    WellPoint, Inc.*                                                                                       972,756
                                                                                                                           3,240,652
Medical - Hospitals - 1.0%
             6,545    HCA, Inc.                                                                                              326,530
Medical - Nursing Homes - 1.9%
            11,680    Manor Care, Inc.                                                                                       610,630
Medical - Wholesale Drug Distributors - 2.4%
            11,915    Cardinal Health, Inc.                                                                                  783,292
Medical Instruments - 1.6%
            15,090    St. Jude Medical, Inc.*                                                                                532,526
Medical Products - 3.1%
            10,665    Varian Medical Systems, Inc.*                                                                          569,404
             6,470    Zimmer Holdings, Inc.*                                                                                 436,725
                                                                                                                           1,006,129
Optical Supplies - 1.4%
             3,855    Alcon, Inc. (U.S. Shares)**                                                                            441,398
Patient Monitoring Equipment - 0.1%
             2,585    Mindray Medical International Ltd. (ADR)                                                                43,144
Pharmacy Services - 3.8%
             8,750    Caremark Rx, Inc.                                                                                      495,863
            12,435    Medco Health Solutions, Inc.*                                                                          747,467
                                                                                                                           1,243,330
Physical Therapy and Rehabilitation Centers - 1.2%
            82,310    HEALTHSOUTH Corp.*                                                                                     408,258
Respiratory Products - 1.6%
            13,900    Respironics, Inc.*                                                                                     536,679
Retail - Drug Store - 2.0%
            19,855    CVS Corp.                                                                                              637,743
Soap and Cleaning Preparations - 1.3%
            10,163    Reckitt Benckiser PLC**                                                                                421,294
Therapeutics - 13.9%
            11,780    Amylin Pharmaceuticals, Inc.*                                                                          519,145
            16,550    Gilead Sciences, Inc.*                                                                               1,136,985
            27,150    MGI Pharma, Inc.*                                                                                      467,252
            42,805    Neurocrine Biosciences, Inc.*                                                                          460,154
            38,010    Nuvelo, Inc.*                                                                                          693,302
            23,420    United Therapeutics Corp.*                                                                           1,230,486
                                                                                                                           4,507,324
Ultra Sound Imaging Systems - 0.9%
            10,350    SonoSite, Inc.*                                                                                        293,940
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $26,241,371)                                                                                     31,958,180
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Medical - Biomedical and Genetic - 0.3%
            55,203    Cougar Biotechnology, Inc.***, ss.                                                                      95,501
Medical - Generic Drugs - 0.7%
           267,733    Mediquest Therapeutics***, ss.                                                                         240,960
Medical Instruments - 0.2%
           748,443    GMP Companies, Inc.***, ss.                                                                             62,944
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $319,057)                                                                                        399,405
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Medical - Generic Drugs - 0.1%
            64,229    Mediquest Therapeutics - expires 6/1/11**, ***                                                          19,269
Medical Instruments - 0.0%
           748,443    GMP Companies, Inc. - expires 6/15/11**, ***                                                                 0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                                      19,269
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.5%
           152,735    Janus Money Market Fund, 5.28% (cost $152,735)                                                         152,735
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,713,163) - 100%                                                                        $32,529,589
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                             Value                           Securities
--------------------------------------------------------------------------------
Cayman Islands                   $    43,144                            0.1%
France                               538,466                            1.7%
Germany                              522,691                            1.6%
Israel                               488,510                            1.5%
Switzerland                        3,778,905                           11.6%
United Kingdom                       778,631                            2.4%
United States++                   26,379,242                           81.1%
                                 -----------                          -----
Total                            $32,529,589                          100.0%
                                 ===========                          =====

++   Includes Short-Term Securities (80.6% excluding Short-Term Securities)

Forward Currency Contracts (Open at September 30, 2006)

Currency Sold              Currency        Currency Value       Unrealized
and Settlement Date       Units Sold          in $ U.S.         Gain/(Loss)
----------------------- ---------------- -------------------- ---------------
British Pound  3/14/07      135,000          $  253,034           $(3,159)
Euro  10/19/06              195,000             247,536             4,027
Swiss Franc  1/11/07        620,000             501,093             8,148
Swiss Franc  3/14/07        370,000             300,722             1,900
-----------------------------------------------------------------------------
Total                                        $1,302,385           $10,916

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*    Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***  Security is illiquid.

***  Schedule of Fair Valued Securities (as of September 30, 2006)

                                                              Value as a % of
                                                 Value     Investment Securities
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Cougar Biotechnology, Inc.                     $ 95,501             0.3%
Fibrogen, Inc.                                  281,100             0.9%
GMP Companies, Inc.                              62,944             0.2%
GMP Companies, Inc. - expires 6/15/11                --             0.0%
Mediquest Therapeutics                          240,960             0.7%
Mediquest Therapeutics - expires 6/1/11          19,269             0.1%
--------------------------------------------------------------------------------
                                               $699,774             2.2%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                         Value as a %
                                                      Acquisition           Acquisition                  of Investment
                                                         Date                  Cost            Value       Securities
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Cougar Biotechnology, Inc. ***                          3/31/06              $ 95,501         $ 95,501        0.3%
Fibrogen, Inc. ***                                12/28/04 - 11/08/05         170,534          281,100        0.9%
GMP Companies, Inc. ***                                 5/31/06                62,916           62,944        0.2%
Mediquest Therapeutics, Inc. ***                   5/11/06 - 6/15/06          160,640          240,960        0.7%
----------------------------------------------------------------------------------------------------------------------
                                                                             $489,591         $680,505        2.1%
----------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

--------------------------------------------------------------------------------
Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.
--------------------------------------------------------------------------------
Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                         $5,618,693

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.7%
Applications Software - 6.0%
            46,765    Citrix Systems, Inc.*                                                                             $  1,693,361
            74,600    Infosys Technologies, Ltd.                                                                           3,004,548
           136,370    Quest Software, Inc.*, #                                                                             1,947,364
           110,040    Red Hat, Inc.*, #                                                                                    2,319,642
            92,992    Satyam Computer Services, Ltd.                                                                       1,657,151
                                                                                                                          10,622,066
Audio and Video Products - 1.0%
            44,700    Sony Corp.**                                                                                         1,808,813
Cable Television - 0.4%
            21,075    Comcast Corp. - Special Class A*                                                                       775,771
Chemicals - Diversified - 0.8%
            22,100    Shin-Etsu Chemical Company, Ltd.**                                                                   1,410,658
Commercial Services - Finance - 1.1%
            55,520    Paychex, Inc.*                                                                                       2,045,912
Computer Services - 1.0%
            83,705    Ceridian Corp.*                                                                                      1,871,644
Computers - 3.9%
            34,365    Apple Computer, Inc.*                                                                                2,647,136
            33,235    Hewlett-Packard Co.                                                                                  1,219,392
            30,165    Research In Motion, Ltd. (U.S. Shares)*                                                              3,096,739
                                                                                                                           6,963,267
Computers - Memory Devices - 2.6%
           199,275    EMC Corp.*                                                                                           2,387,314
            43,305    SanDisk Corp.*, #                                                                                    2,318,550
                                                                                                                           4,705,864
Computers - Peripheral Equipment - 1.8%
           147,356    Logitech International S.A.*                                                                         3,199,421
Data Processing and Management - 0.5%
            35,890    NAVTEQ Corp.*                                                                                          937,088
E-Commerce/Products - 1.0%
            95,670    Submarino S.A.*                                                                                      1,870,016
E-Commerce/Services - 0.8%
            52,230    eBay, Inc.*                                                                                          1,481,243
Electronic Components - Miscellaneous - 2.8%
           300,979    Hon Hai Precision Industry Company, Ltd.**                                                           1,832,382
            53,870    Koninklijke (Royal) Philips Electronics N.V.**                                                       1,890,140
            36,300    LG.Philips LCD Company, Ltd.*,**                                                                     1,204,565
                                                                                                                           4,927,087
Electronic Components - Semiconductors - 11.6%
         1,614,057    ARM Holdings PLC**                                                                                   3,550,931
            54,760    International Rectifier Corp.*, #                                                                    1,907,838
            66,440    Microsemi Corp.*, #                                                                                  1,252,394
           149,519    MIPS Technologies, Inc.*                                                                             1,009,253
             6,250    Samsung Electronics Company, Ltd.**                                                                  4,385,734
            70,362    Silicon-On-Insulator Technologies (SOITEC)**, #                                                      2,034,280
            86,855    SiRF Technology Holdings, Inc.*                                                                      2,083,651
           128,825    Texas Instruments, Inc.*                                                                             4,283,431
                                                                                                                          20,507,512
Electronic Forms - 1.3%
            61,793    Adobe Systems, Inc.*                                                                                 2,314,148
Electronic Measuring Instruments - 2.1%
             3,300    Keyence Corp.**                                                                                        759,873
            63,400    Trimble Navigation, Ltd.*, #                                                                         2,984,872
                                                                                                                           3,744,745
Energy - Alternate Sources - 2.6%
            48,655    SunPower Corp. - Class A*, #                                                                         1,349,690
           128,300    Suntech Power Holdings Company, Ltd. (ADR)*, #                                                       3,313,989
                                                                                                                           4,663,679
Enterprise Software/Services - 2.2%
           100,525    Oracle Corp.*                                                                                        1,783,314
            10,408    SAP A.G.**                                                                                           2,065,472
                                                                                                                           3,848,786
Entertainment Software - 2.5%
           165,469    Activision, Inc.*, #                                                                                 2,498,582
            35,445    Electronic Arts, Inc.*,**                                                                            1,973,578
                                                                                                                           4,472,160
Internet Connectivity Services - 1.6%
            37,310    NDS Group PLC (ADR)*,**, #                                                                           1,639,028
            85,620    Redback Networks, Inc.*, #                                                                           1,188,406
                                                                                                                           2,827,434
Internet Infrastructure Software - 1.8%
            31,870    Akamai Technologies, Inc.*, **, #                                                                    1,593,181
           187,715    TIBCO Software, Inc.*                                                                                1,685,681
                                                                                                                           3,278,862
Internet Security - 1.8%
            52,970    Check Point Software Technologies, Ltd. (U.S. Shares)                                                1,009,079
            89,080    McAfee, Inc.*                                                                                        2,178,896
                                                                                                                           3,187,975
Medical - Drugs - 1.1%
            92,100    Cubist Pharmaceuticals, Inc.*                                                                        2,002,254
Medical Instruments - 0.9%
            43,215    St. Jude Medical, Inc.*                                                                              1,525,057
Networking Products - 1.2%
           128,800    Juniper Networks, Inc.*, #                                                                           2,225,664
Retail - Computer Equipment - 0.4%
            16,115    GameStop Corp. - Class A*, #                                                                           745,802
Retail - Consumer Electronics - 0.4%
             6,700    Yamada Denki Company, Ltd.**                                                                           671,560
Semiconductor Components/Integrated Circuits - 5.9%
           152,635    Actions Semiconductor Company, Ltd. (ADR)#                                                           1,297,398
           281,770    Cypress Semiconductor Corp.*, #                                                                      5,007,052
           102,240    Marvell Technology Group, Ltd.*                                                                      1,980,389
         1,133,076    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                   2,043,798
                                                                                                                          10,328,637
Semiconductor Equipment - 3.5%
           181,830    ASM Lithography Holding N.V. (U.S. Shares)**, #                                                      4,233,003
            47,030    KLA-Tencor Corp.                                                                                     2,091,424
                                                                                                                           6,324,427
Telecommunication Equipment - 1.0%
           159,694    Arris Group, Inc.*, #                                                                                1,830,093
Telecommunication Equipment - Fiber Optics - 2.3%
           133,700    Corning, Inc.*                                                                                       3,263,617
            45,215    Oplink communications, Inc.*                                                                           903,396
                                                                                                                           4,167,013
Telecommunication Services - 3.0%
            85,895    Amdocs, Ltd. (U.S. Shares)*, **                                                                      3,401,442
            70,145    NeuStar, Inc. - Class A*                                                                             1,946,524
                                                                                                                           5,347,966
Television - 0.5%
            89,884    British Sky Broadcasting Group PLC**                                                                   918,884
Web Hosting/Design - 1.0%
            30,225    Equinix, Inc.*                                                                                       1,816,523
Web Portals/Internet Service Providers - 3.0%
             2,665    Google, Inc. - Class A*                                                                              1,071,064
           169,180    Yahoo!, Inc.*                                                                                        4,276,870
                                                                                                                           5,347,934
Wireless Equipment - 4.3%
            96,450    Nokia Oyj (ADR)**                                                                                    1,899,101
            99,425    QUALCOMM, Inc.*                                                                                      3,614,098
            59,990    Telefonaktiebolaget LM Ericsson (ADR)                                                                2,066,655
                                                                                                                           7,579,854
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $117,209,220)                                                                                   142,295,819
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Computers - Peripheral Equipment - 0%
   $     1,000,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                      due 5/1/03 (144A) (a), ^, ***, ss. (cost $148,698)                                                           0
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
             1,800    Goldman Sachs Group, Inc., convertible, (Google Corp.), 0% (144A)ss. (cost $725,554)                   719,154
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Wireless Equipment - 0.3%
            10,840    Crown Castle International Corp., convertible, 6.25%# (cost $542,000)                                  605,685
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.3%
         4,211,675    Janus Institutional Cash Reserves Fund, 5.26%                                                        4,211,675
         7,026,928    Janus Money Market Fund, 5.28%                                                                       7,026,928
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $11,238,603)                                                                                    11,238,603
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.3%
        23,672,118    State Street Navigator Securities Lending Prime Portfolio+ (cost $23,672,118)                       23,672,118
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $153,536,193) - 100%                                                                      $178,531,379
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                % of Investment
Country                             Value                          Securities
-------------------------------------------------------------------------------
Bermuda                         $  1,980,389                           1.1%
Brazil                             1,870,016                           1.0%
Canada                             3,096,739                           1.7%
Cayman Islands                     4,611,387                           2.5%
Finland                            1,899,101                           1.1%
France                             2,034,280                           1.1%
Germany                            2,065,472                           1.2%
India                              4,661,699                           2.6%
Israel                             1,009,079                           0.6%
Japan                              4,650,904                           2.6%
Netherlands                        6,123,143                           3.4%
South Korea                        5,590,299                           3.2%
Sweden                             2,066,655                           1.2%
Switzerland                        3,199,421                           1.8%
Taiwan                             3,876,180                           2.2%
United Kingdom                     9,510,285                           5.3%
United States++                  120,286,330                          67.4%
                                ------------                         -----
   Total                        $178,531,379                         100.0%
                                ============                         =====

++ Includes Short-Term Securities and Other Securities (47.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts (Open at September 30, 2006)

Currency Sold                      Currency          Currency       Unrealized
 and Settlement Date              Units Sold     Value in $ U.S.   Gain/(Loss)
------------------------------------------------------------------------------
British Pound  10/19/06               845,000         $1,582,407    $(69,764)
Euro  1/11/07                       1,650,000          2,103,535          215
Japanese Yen  1/11/07             137,000,000          1,176,877       37,613
South Korean Won  10/19/06      1,270,000,000          1,343,702      (4,791)
Taiwan Dollar  10/19/06            35,000,000          1,058,644       53,350
------------------------------------------------------------------------------
Total                                                 $7,265,165    $  16,623

Schedule of Written Options - Calls                                    Value
-------------------------------------------------------------------------------
                                    Akamai Technologies, Inc.*
                                    expires November 2006
                                    97 contracts
                                    exercise price $45.00           $ (73,720)

                                    Electronic Arts, Inc.
                                    expires December 2006
                                    75 contracts
                                    exercise price $55.00           $(32,250)
------------- ----------- -----------------------------------------------------
Total Written Options - Calls
  (premiums received $40,249)                                       $(105,970)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange

*    Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***  Rate is subject to change. Rate shown reflects current rate.

(a) Security is a defaulted security in Janus Aspen Global Technology Portfolio with accrued interest in the amount of $40,000 that was written-off December 10, 2001.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

***  Schedule of Fair Valued Securities (as of September 30, 2006)

                                                                                                             Value as a %
                                                                                                            of Investment
                                                                                           Value              Securities
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
  convertible senior subordinated debentures, due 5/1/03 (144A)                             $--                  0.0%
-------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                Value as a %
                                                                       Acquisition    Acquisition               of Investment
                                                                           Date          Cost          Value      Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures, due 5/1/03 (144A) ***      3/6/00       $ 86,320       $     --        0.0%
Goldman Sachs Group, Inc.
   convertible, (Google Corp.), 0% (144A)                                9/28/06        725,554        719,154        0.4%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       $811,874       $719,154        0.4%
===============================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.

Portfolio                                                      Aggregate Value
------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          $32,747,011

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2006.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.3%
Advertising Sales - 1.0%
            16,265    Lamar Advertising Co.*                                                                                $868,714
Aerospace and Defense - 1.5%
            16,885    Boeing Co.                                                                                           1,331,382
Agricultural Operations - 0.4%
             9,070    Archer-Daniels-Midland Co.                                                                             343,572
Building - Residential and Commercial - 0.4%
               750    NVR, Inc.*, #                                                                                          401,250
Casino Hotels - 1.6%
            18,805    Boyd Gaming Corp.#                                                                                     722,864
            11,030    Harrah's Entertainment, Inc.                                                                           732,723
                                                                                                                           1,455,587
Coal - 0.1%
             2,280    Peabody Energy Corp.*                                                                                   83,858
Commercial Banks - 1.2%
            29,130    Commerce Bancorp, Inc.#                                                                              1,069,362
Computers - 1.4%
             4,500    Apple Computer, Inc.*                                                                                  346,635
            39,560    Dell, Inc.*                                                                                            903,550
                                                                                                                           1,250,185
Computers - Memory Devices - 2.4%
           181,425    EMC Corp.*                                                                                           2,173,472
Cosmetics and Toiletries - 2.4%
            34,202    Procter & Gamble Co.*                                                                                2,119,840
Dental Supplies and Equipment - 0.5%
            37,835    Align Technology, Inc.*                                                                                430,562
Diversified Operations - 4.0%
            84,493    General Electric Co.                                                                                 2,982,603
           286,000    Melco International Development, Ltd.                                                                  612,334
                                                                                                                           3,594,937
E-Commerce/Products - 0.6%
            16,550    Amazon.com, Inc.*, #                                                                                   531,586
Electronic Components - Semiconductors - 10.1%
           135,730    Advanced Micro Devices, Inc.*                                                                        3,372,890
            34,305    NVIDIA Corp.*                                                                                        1,015,085
             1,400    Samsung Electronics Company, Ltd.                                                                      982,404
             4,929    Samsung Electronics Company, Ltd. (GDR)                                                              1,730,079
            50,905    Spansion, Inc. - Class A*                                                                              848,586
            38,286    Texas Instruments, Inc.*                                                                             1,273,010
                                                                                                                           9,222,054
Electronic Forms - 0.4%
            10,500    Adobe Systems, Inc.*                                                                                   393,225
Entertainment Software - 1.4%
            22,405    Electronic Arts, Inc.*                                                                               1,247,510
Finance - Investment Bankers/Brokers - 4.2%
            41,617    Citigroup, Inc.                                                                                      2,067,116
            37,625    JP Morgan Chase & Co.                                                                                1,766,870
                                                                                                                           3,833,986
Finance - Mortgage Loan Banker - 1.9%
            30,670    Fannie Mae                                                                                           1,714,760
Food - Canned - 0.4%
            13,806    TreeHouse Foods, Inc.*                                                                                 326,512
Food - Dairy Products - 0.7%
            14,825    Dean Foods Co.*                                                                                        622,947
Hotels and Motels - 0.7%
            10,500    Four Seasons Hotels, Inc.*                                                                             670,425
Industrial Automation and Robotics - 1.6%
            24,170    Rockwell Automation, Inc.*                                                                           1,404,277
Investment Companies - 0.9%
            38,248    KKR Private Equity Investors L.P. (U.S. Shares) (144A)**                                               812,770
Medical - Biomedical and Genetic - 0.5%
             9,765    Celgene Corp.*                                                                                         422,825
Medical - Drugs - 4.1%
            12,685    Roche Holding A.G.**                                                                                 2,193,208
            17,171    Sanofi-Aventis**, #                                                                                  1,528,518
                                                                                                                           3,721,726
Medical - HMO - 4.2%
            25,770    Aetna, Inc.                                                                                          1,019,204
            20,065    Coventry Health Care, Inc.*                                                                          1,033,749
            34,486    UnitedHealth Group, Inc.*                                                                            1,696,711
                                                                                                                           3,749,664
Oil - Field Services - 0.8%
            24,680    Halliburton Co.                                                                                        702,146
Oil Companies - Exploration and Production - 3.3%
             6,620    Apache Corp.                                                                                           418,384
            45,938    EnCana Corp. (U.S. Shares)*                                                                          2,144,845
             6,460    EOG Resources, Inc.                                                                                    420,223
                                                                                                                           2,983,452
Oil Companies - Integrated - 8.7%
            48,860    Exxon Mobil Corp.                                                                                    3,278,506
            31,430    Hess Corp.                                                                                           1,301,831
            25,544    Petro-Canada*                                                                                        1,028,616
            31,801    Suncor Energy, Inc.*                                                                                 2,281,478
                                                                                                                           7,890,431
Oil Refining and Marketing - 1.2%
            21,385    Valero Energy Corp.*                                                                                 1,100,686
Optical Supplies - 0.4%
             2,785    Alcon, Inc. (U.S. Shares)**                                                                            318,883
Retail - Apparel and Shoe - 0.8%
            17,460    Nordstrom, Inc.*, #                                                                                    738,558
Retail - Consumer Electronics - 1.2%
            20,982    Best Buy Company, Inc.                                                                               1,123,796
Retail - Drug Store - 0.4%
            11,400    CVS Corp.                                                                                              366,168
Retail - Jewelry - 1.2%
            31,555    Tiffany & Co.*, #                                                                                    1,047,626
Retail - Pet Food and Supplies - 1.0%
            31,525    PETsMART, Inc.*                                                                                        874,819
Shipbuilding - 1.0%
            26,800    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                                 866,663
Steel - Producers - 1.7%
           128,284    Tata Steel, Ltd.                                                                                     1,496,251
Super-Regional Banks - 1.4%
            37,960    U.S. Bancorp*, #                                                                                     1,261,031
Telecommunication Services - 0.9%
            80,579    Bharti Tele-Ventures, Ltd.                                                                             823,336
Television - 1.6%
           137,771    British Sky Broadcasting Group PLC                                                                   1,408,432
Therapeutics - 0.1%
            10,165    Neurocrine Biosciences, Inc.*, #                                                                       109,274
Tobacco - 0.9%
            11,035    Altria Group, Inc.                                                                                     844,729
Toys - 1.3%
            46,630    Marvel Entertainment, Inc.*, #                                                                       1,125,648
Transportation - Railroad - 1.0%
            20,994    Canadian National Railway Co. (U.S. Shares)*                                                           880,488
Transportation - Services - 0.8%
            10,500    United Parcel Service, Inc. - Class B*                                                                 755,370
Web Portals/Internet Service Providers - 2.2%
            77,105    Yahoo!, Inc.*                                                                                        1,949,214
Wireless Equipment - 0.8%
            38,100    Nokia Oyj (ADR)**                                                                                      750,189
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $59,709,528)                                                                                     73,214,178
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.6%
Electronic Components - Semiconductors - 0.8%
             1,390    Samsung Electronics Company, Ltd.                                                                      730,071
Oil Companies - Integrated - 0.8%
             7,150    Amerada Hess Corp., convertible, 7.00%                                                                 744,029
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $917,214)                                                                                      1,474,100
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 6.5%
Finance - Investment Bankers/Brokers - 6.5%
            37,665    Allegro Investment Corporation S.A., convertible, (Corning, Inc.), 20.10% (144A)**, ss.                784,750
            13,330    Allegro Investment Corporation S.A., convertible, (SanDisk Corp.), 20.65% (144A)**, ss.                751,491
             6,880    Deutsche Bank A.G., convertible (Suncor Energy, Inc.), 20.53% (144A) ss.                               548,680
             6,850    Goldman Sachs Group, Inc., convertible, (Amazon.com, Inc., Amylin
                      Pharmaceuticals, Inc., Apple Computer, Inc.), 40.00% (144A) ss.                                        659,621
             6,830    Goldman Sachs Group, Inc., convertible, (Best Buy Company, Inc., Dell, Inc.,
                      Google, Inc.), 33.00% (144A) ss.                                                                       600,500
             5,800    Goldman Sachs Group, Inc., convertible, (BTU International, Inc., Celgene Corp.,
                      NVIDIA Corp.), 46.75% (144A) ss.                                                                       523,392
            32,965    Goldman Sachs Group, Inc., convertible, (NVIDIA Corp.), 24.20% (144A) ss.                              795,906
            16,775    Morgan Stanley Co., convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A) ss.                     757,056
            10,510    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A) ss.                     124,859
            67,330    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A) ss.                     284,133
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $6,499,856)                                                                     5,830,388
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
         1,997,225    Janus Institutional Cash Reserves Fund, 5.26%                                                        1,997,225
         1,487,425    Janus Money Market Fund, 5.28%                                                                       1,487,425
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,484,650)                                                                                      3,484,650
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.7%
         5,987,959    State Street Navigator Securities Lending Prime Portfolio+ (cost $5,987,959)                         5,987,959
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $76,599,207) - 100%                                                                        $89,991,275
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                            Value                            Securities
--------------------------------------------------------------------------------
Canada                          $ 7,005,852                                 7.8%
Finland                             750,189                                 0.8
France                            1,528,518                                 1.7
Hong Kong                           612,334                                 0.7
India                             2,319,587                                 2.6
Luxembourg                        1,536,242                                 1.7
Netherlands                         812,770                                 0.9
South Korea                       4,309,217                                 4.8
Switzerland                       2,512,091                                 2.8
United Kingdom                    1,957,112                                 2.2
United States++                  66,647,363                                74.0
                                -----------                               -----
Total                           $89,991,275                               100.0%
                                ===========                               =====

++ Includes Short-Term Securities and Other Securities (63.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts (Open at September 30, 2006)

Currency Sold                       Currency     Currency Value      Unrealized
and Settlement Date               Units Sold          in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
Euro  10/19/06                        85,000         $  107,901        $ (1,149)
Euro  1/11/07                        435,000            554,568              57
Swiss Franc  1/11/07                 505,000            408,148           6,637
Swiss Franc  3/14/07                 390,000            316,977           2,002
--------------------------------------------------------------------------------
Total                                                $1,387,594        $  7,547
================================================================================

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                 Value as a
                                                                                                                    % of
                                                                          Acquisition  Acquisition               Investment
                                                                             Date         Cost         Value     Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Allegro Investment Corporation S.A.
  convertible, (Corning, Inc.), 20.10% (144A)                                 8/7/06    $  694,305  $  784,750       0.9%
Allegro Investment Corporation S.A.
  convertible, (SanDisk Corp.), 20.65% (144A)                                4/11/06       802,268     751,491       0.8%
Deutsche Bank A.G.
  convertible (Suncor Energy, Inc.), 20.53% (144A)                           8/11/06       579,342     548,680       0.6%
Goldman Sachs Group, Inc.
  convertible, (Amazon.com, Inc., Amylin Pharmaceuticals, Inc.
  Apple Computer, Inc.), 40.00% (144A)                                       5/11/06       685,000     659,621       0.7%
Goldman Sachs Group, Inc.
  convertible, (Best Buy Company, Inc., Dell, Inc., Google, Inc.), 33.00%
(144A)                                                                        5/8/06       683,000     600,500       0.7%
Goldman Sachs Group, Inc.
  convertible, (BTU International, Inc., Celgene Corp., NVIDIA Corp.),
46.75% (144A)                                                                8/16/06       580,000     523,392       0.6%
Goldman Sachs Group, Inc.
  convertible, (NVIDIA Corp.), 24.20% (144A)                                 7/27/06       687,980     795,906       0.9%
Morgan Stanley Co.
  convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A)                 4/21/06       796,980     757,056       0.9%
Morgan Stanley Co.
  convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A)                 5/10/06       570,168     124,859       0.1%
Morgan Stanley Co.
  convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)                 1/11/06       420,813     284,133       0.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        $6,499,856  $5,830,388       6.5%
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.

Portfolio                                                      Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                          $  5,935,715
--------------------------------------------------------------------------------

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.9%
Advertising Agencies - 0.3%
               600    Omnicom Group, Inc.*                                                                               $    56,160
Aerospace and Defense - 3.6%
             2,000    Boeing Co.                                                                                             157,700
             1,500    General Dynamics Corp.                                                                                 107,505
             1,600    Lockheed Martin Corp.                                                                                  137,696
               900    Northrop Grumman Corp.*                                                                                 61,263
             1,600    Raytheon Co.*                                                                                           76,816
               600    Rockwell Collins, Inc.*                                                                                 32,904
                                                                                                                             573,884
Aerospace and Defense - Equipment - 0.2%
               600    United Technologies Corp.*                                                                              38,010
Agricultural Chemicals - 0.3%
             1,100    Monsanto Co.*                                                                                           51,711
Agricultural Operations - 1.6%
             7,100    Archer-Daniels-Midland Co.                                                                             268,948
Airlines - 0.6%
             5,500    Southwest Airlines Co.*                                                                                 91,630
Apparel Manufacturers - 0.4%
               700    Jones Apparel Group, Inc.                                                                               22,708
               500    V. F. Corp.*                                                                                            36,475
                                                                                                                              59,183
Appliances - 0.1%
               256    Whirlpool Corp.*                                                                                        21,532
Applications Software - 0.9%
             2,100    Citrix Systems, Inc.*                                                                                   76,041
             2,400    Intuit, Inc.*                                                                                           77,016
               100    Microsoft Corp.*                                                                                         2,733
                                                                                                                             155,790
Audio and Video Products - 0.1%
               100    Harman International Industries, Inc.                                                                    8,344
Automotive - Truck Parts and Equipment - Original - 1.1%
             2,600    Johnson Controls, Inc.                                                                                 186,524
Beverages - Non-Alcoholic - 1.4%
               400    Coca-Cola Co.                                                                                           17,872
               100    Coca-Cola Enterprises, Inc.                                                                              2,083
             1,100    Pepsi Bottling Group, Inc.*                                                                             39,050
             2,700    PepsiCo, Inc.*                                                                                         176,202
                                                                                                                             235,207
Beverages - Wine and Spirits - 0.6%
             1,200    Brown-Forman Corp. - Class B                                                                            91,980
Brewery - 0.4%
               500    Anheuser-Busch Companies, Inc.                                                                          23,755
               500    Molson Coors Brewing Co. - Class B*                                                                     34,450
                                                                                                                              58,205
Cable Television - 0.1%
               500    Comcast Corp. - Class A*                                                                                18,425
Casino Services - 0.9%
             3,700    International Game Technology                                                                          153,550
Chemicals - Diversified - 0%
               300    Hercules, Inc.*                                                                                          4,731

Chemicals - Specialty - 0.6%
             2,100    Ecolab, Inc.                                                                                            89,922
               200    Sigma-Aldrich Corp.*                                                                                    15,134
                                                                                                                             105,056
Coatings and Paint Products - 0.1%
               300    Sherwin-Williams Co.*                                                                                   16,734
Commercial Banks - 1.8%
               400    AmSouth Bancorporation                                                                                  11,616
             1,500    BB&T Corp.                                                                                              65,670
               100    Commerce Bancorp, Inc.                                                                                   3,671
             1,100    Compass Bancshares, Inc.                                                                                62,678
               400    M&T Bank Corp.                                                                                          47,984
               100    North Fork Bancorporation, Inc.*                                                                         2,864
               700    Regions Financial Corp.*                                                                                25,753
               900    Zions Bancorporation                                                                                    71,829
                                                                                                                             292,065
Commercial Services - 0.3%
             2,000    Convergys Corp.*                                                                                        41,300
Commercial Services - Finance - 1.3%
             1,900    Moody's Corp.*                                                                                         124,222
             2,400    Paychex, Inc.*                                                                                          88,440
                                                                                                                             212,662
Computer Services - 0.3%
               400    Computer Sciences Corp.*                                                                                19,648
             1,100    Electronic Data Systems Corp.                                                                           26,972
                                                                                                                              46,620
Computers - 1.3%
               800    Apple Computer, Inc.*                                                                                   61,624
             4,000    Hewlett-Packard Co.                                                                                    146,760
                                                                                                                             208,384
Computers - Integrated Systems - 0%
               200    NCR Corp.*                                                                                               7,896
Computers - Memory Devices - 0.5%
               900    Network Appliance, Inc.*                                                                                33,309
               900    SanDisk Corp.*                                                                                          48,186
                                                                                                                              81,495
Consumer Products - Miscellaneous - 0.4%
             1,000    Clorox Co.                                                                                              63,000
Containers - Paper and Plastic - 0.4%
               800    Bemis Company, Inc.                                                                                     26,288
             1,200    Pactiv Corp.*                                                                                           34,104
                                                                                                                              60,392
Cosmetics and Toiletries - 2.9%
               300    Alberto-Culver Co.                                                                                      15,177
             3,000    Colgate-Palmolive Co.                                                                                  186,300
               300    International Flavors & Fragrances, Inc.                                                                11,862
             4,327    Procter & Gamble Co.*                                                                                  268,187
                                                                                                                             481,526
Data Processing and Management - 0.9%
             1,900    Automatic Data Processing, Inc.                                                                         89,946
             1,400    First Data Corp.                                                                                        58,800
                                                                                                                             148,746
Disposable Medical Products - 0%
               100    C.R. Bard, Inc.                                                                                          7,500
Distribution/Wholesale - 0.1%
               300    W.W. Grainger, Inc.                                                                                     20,106
Diversified Operations - 2.0%
             1,100    Cooper Industries, Ltd. - Class A*                                                                      93,742
               100    Danaher Corp.                                                                                            6,867
             1,200    Dover Corp.                                                                                             56,928
               100    Eaton Corp.                                                                                              6,885
             4,200    General Electric Co.                                                                                   148,260
               100    Parker Hannifin Corp.*                                                                                   7,773
               100    Textron, Inc.*                                                                                           8,750
                                                                                                                             329,205
Drug Delivery Systems - 0.1%
               500    Hospira, Inc.*                                                                                          19,135
Electric - Generation - 0.5%
             3,900    AES Corp.*                                                                                              79,521
Electric - Integrated - 3.5%
             1,800    Allegheny Energy, Inc.*                                                                                 72,306
               300    Dominion Resources, Inc.                                                                                22,947
               900    Edison International                                                                                    37,476
               900    Exelon Corp.                                                                                            54,486
             1,900    FirstEnergy Corp.                                                                                      106,134
             2,200    PG&E Corp.*                                                                                             91,630
               100    PPL Corp.*                                                                                               3,290
             1,200    Public Service Enterprise Group, Inc.*                                                                  73,428
             1,400    TXU Corp.*                                                                                              87,528
               600    Xcel Energy, Inc.                                                                                       12,390
                                                                                                                             561,615
Electric Products - Miscellaneous - 0.8%
             1,100    Emerson Electric Co.                                                                                    92,246
             1,200    Molex, Inc.*                                                                                            46,764
                                                                                                                             139,010
Electronic Components - Semiconductors - 0.7%
               100    Advanced Micro Devices, Inc.*                                                                            2,485
               150    Broadcom Corp. - Class A*                                                                                4,551
               300    Freescale Semiconductor, Inc. - Class B*                                                                11,403
             1,500    Micron Technology, Inc.*                                                                                26,100
             1,300    NVIDIA Corp.*                                                                                           38,467
             1,300    QLogic Corp.*                                                                                           24,570
                                                                                                                             107,576
Electronic Forms - 0%
               100    Adobe Systems, Inc.*                                                                                     3,745
Electronic Measuring Instruments - 0.2%
               500    Agilent Technologies, Inc.*                                                                             16,345
               300    Tektronix, Inc.*                                                                                         8,679
                                                                                                                              25,024
Engineering - Research and Development Services - 0.1%
               300    Fluor Corp.                                                                                             23,067
Engines - Internal Combustion - 0.5%
               700    Cummins, Inc.                                                                                           83,461
Enterprise Software/Services - 0.4%
             1,200    BMC Software, Inc.*                                                                                     32,664
             1,976    Oracle Corp.*                                                                                           35,054
                                                                                                                              67,718
Fiduciary Banks - 2.2%
             1,800    Bank of New York Company, Inc.                                                                          63,468
             2,900    Mellon Financial Corp.*                                                                                113,390
             1,100    Northern Trust Corp.*                                                                                   64,273
             1,900    State Street Corp.*                                                                                    118,560
                                                                                                                             359,691
Finance - Commercial - 0.2%
               600    CIT Group, Inc.                                                                                         29,178
Finance - Consumer Loans - 0.3%
             1,100    SLM Corp.*                                                                                              57,178
Finance - Credit Card - 0%
               100    American Express Co.                                                                                     5,608
Finance - Investment Bankers/Brokers - 4.6%
               400    Bear Stearns Companies, Inc.                                                                            56,040
               200    Charles Schwab Corp.*                                                                                    3,580
             2,700    Citigroup, Inc.                                                                                        134,109
             2,300    E*TRADE Financial Corp.*                                                                                55,016
               900    Goldman Sachs Group, Inc.                                                                              152,254
             2,100    JP Morgan Chase & Co.                                                                                   98,616
             1,200    Lehman Brothers Holdings, Inc.                                                                          88,632
             1,400    Merrill Lynch & Company, Inc.*                                                                         109,508
               600    Morgan Stanley Co.*                                                                                     43,746
                                                                                                                             741,501
Finance - Other Services - 0.3%
               100    Chicago Mercantile Exchange Holdings, Inc.                                                              47,825
Financial Guarantee Insurance - 0.5%
               900    Ambac Financial Group, Inc.                                                                             74,475
Food - Diversified - 1.8%
             2,100    Campbell Soup Co.                                                                                       76,650
               200    ConAgra Foods, Inc.                                                                                      4,896
             1,200    General Mills, Inc.                                                                                     67,920
             1,600    H.J. Heinz Co.                                                                                          67,088
               800    Kellogg Co.                                                                                             39,616
             1,200    McCormick & Company, Inc.                                                                               45,576
                                                                                                                             301,746
Food - Retail - 1.3%
             5,100    Kroger Co.                                                                                             118,014
             3,400    Safeway, Inc.*                                                                                         103,190
                                                                                                                             221,204
Gas - Distribution - 0.4%
             1,200    KeySpan Corp.                                                                                           49,368
               300    Sempra Energy Co.*                                                                                      15,075
                                                                                                                              64,443
Gold Mining - 0.3%
             1,000    Newmont Mining Corp.*                                                                                   42,750
Health Care Cost Containment - 0.6%
             1,800    McKesson Corp.                                                                                          94,896
Home Decoration Products - 0.3%
             1,900    Newell Rubbermaid, Inc.*                                                                                53,808
Hotels and Motels - 0.1%
               200    Hilton Hotels Corp.                                                                                      5,570
               200    Marriott International, Inc. - Class A                                                                   7,728
                                                                                                                              13,298
Human Resources - 0.1%
               100    Monster Worldwide, Inc.*                                                                                 3,619
               600    Robert Half International, Inc.*                                                                        20,382
                                                                                                                              24,001
Identification Systems and Devices - 0%
               300    Symbol Technologies, Inc.*                                                                               4,458
Industrial Automation and Robotics - 0.1%
               400    Rockwell Automation, Inc.*                                                                              23,240
Instruments - Controls - 0.5%
             2,200    Thermo Electron Corp.*                                                                                  86,526
Instruments - Scientific - 0.7%
             2,700    Applera Corp. - Applied Biosystems Group                                                                89,397
               300    Fisher Scientific International, Inc.*                                                                  23,472
               100    PerkinElmer, Inc.*                                                                                       1,893
                                                                                                                             114,762
Insurance Brokers - 0.9%
             3,800    Aon Corp.                                                                                              128,706
               800    Marsh & McLennan Companies, Inc.                                                                        22,520
                                                                                                                             151,226
Investment Management and Advisory Services - 1.4%
             1,400    Ameriprise Financial, Inc.                                                                              65,660
               300    Federated Investors, Inc. - Class B                                                                     10,143
             1,100    Franklin Resources, Inc.                                                                               116,325
               700    T. Rowe Price Group, Inc.*                                                                              33,495
                                                                                                                             225,623

Life and Health Insurance - 1.9%
             1,100    AFLAC, Inc.                                                                                             50,336
               100    CIGNA Corp.                                                                                             11,632
               458    Lincoln National Corp.                                                                                  28,433
             1,900    Principal Financial Group, Inc.*                                                                       103,132
               800    Prudential Financial, Inc.*                                                                             61,000
             1,000    Torchmark Corp.*                                                                                        63,110
                                                                                                                             317,643
Machinery - Construction and Mining - 0.2%
               500    Caterpillar, Inc.                                                                                       32,900
Machinery - Farm - 0.1%
               100    Deere & Co.                                                                                              8,391
Medical - Biomedical and Genetic - 0.1%
               200    Amgen, Inc.*                                                                                            14,306
Medical - Drugs - 2.7%
               300    Abbott Laboratories                                                                                     14,568
               200    Bristol-Myers Squibb Co.                                                                                 4,984
               200    Eli Lilly and Co.                                                                                       11,400
               900    Forest Laboratories, Inc.*                                                                              45,549
             2,000    King Pharmaceuticals, Inc.*                                                                             34,060
               300    MedImmune, Inc.*                                                                                         8,763
             4,900    Merck & Company, Inc.*                                                                                 205,310
               300    Pfizer, Inc.*                                                                                            8,508
               300    Schering-Plough Corp.*                                                                                   6,627
             1,900    Wyeth                                                                                                   96,596
                                                                                                                             436,365
Medical - Generic Drugs - 0.3%
               200    Barr Pharmaceuticals, Inc.*                                                                             10,388
             1,900    Mylan Laboratories, Inc.*                                                                               38,247
                                                                                                                              48,635
Medical - HMO - 1.1%
               400    Aetna, Inc.                                                                                             15,820
               450    Coventry Health Care, Inc.*                                                                             23,184
             1,500    Humana, Inc.*                                                                                           99,135
               200    UnitedHealth Group, Inc.*                                                                                9,840
               400    WellPoint, Inc.*                                                                                        30,820
                                                                                                                             178,799
Medical - Hospitals - 0%
               100    HCA, Inc.                                                                                                4,989
Medical - Nursing Homes - 0.3%
             1,000    Manor Care, Inc.                                                                                        52,280
Medical - Wholesale Drug Distributors - 1.6%
             2,900    AmerisourceBergen Corp.                                                                                131,080
             2,000    Cardinal Health, Inc.                                                                                  131,480
                                                                                                                             262,560
Medical Information Systems - 0%
               300    IMS Health, Inc.                                                                                         7,992
Medical Instruments - 0.4%
             1,300    Medtronic, Inc.*                                                                                        60,372
Medical Labs and Testing Services - 1.0%
             1,600    Laboratory Corporation of America Holdings*                                                            104,912
             1,100    Quest Diagnostics, Inc.*                                                                                67,276
                                                                                                                             172,188
Medical Products - 0.9%
               800    Baxter International, Inc.                                                                              36,368
               400    Becton, Dickinson and Co.                                                                               28,268
             1,400    Johnson & Johnson                                                                                       90,916
                                                                                                                             155,552
Metal - Copper - 0.8%
             1,600    Phelps Dodge Corp.*                                                                                    135,520
Metal - Diversified - 0%
               100    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           5,326
Motorcycle and Motor Scooter Manufacturing - 0.1%
               300    Harley-Davidson, Inc.                                                                                   18,825
Multi-Line Insurance - 2.4%
               400    ACE, Ltd. (U.S. Shares)                                                                                 21,892
               500    American International Group, Inc.                                                                      33,130
               600    Cincinnati Financial Corp.                                                                              28,836
             1,800    Genworth Financial, Inc. - Class A                                                                      63,018
             5,500    Loews Corp.                                                                                            208,450
               600    MetLife, Inc.*                                                                                          34,008
                                                                                                                             389,334
Multimedia - 1.5%
             1,200    McGraw-Hill Companies, Inc.                                                                             69,636
               200    Meredith Corp.*                                                                                          9,866
             4,700    News Corporation, Inc. - Class A*                                                                       92,355
               200    Time Warner, Inc.*                                                                                       3,646
             2,400    Walt Disney Co.                                                                                         74,184
                                                                                                                             249,687
Networking Products - 0.1%
               600    Cisco Systems, Inc.*                                                                                    13,800
Non-Hazardous Waste Disposal - 0.8%
             2,500    Allied Waste Industries, Inc.*                                                                          28,175
             2,600    Waste Management, Inc.*                                                                                 95,368
                                                                                                                             123,543
Oil - Field Services - 1.5%
             1,300    Baker Hughes, Inc.                                                                                      88,660
               200    BJ Services Co.                                                                                          6,026
             2,100    Schlumberger, Ltd. (U.S. Shares)                                                                       130,263
               700    Weatherford International, Ltd*                                                                         29,204
                                                                                                                             254,153
Oil and Gas Drilling - 0.1%
               300    Transocean, Inc. (U.S. Shares)                                                                          21,969
Oil Companies - Integrated - 1.8%
                65    Chevron Corp.                                                                                            4,216
               503    ConocoPhillips                                                                                          29,944
             2,800    Exxon Mobil Corp.                                                                                      187,879
               970    Marathon Oil Corp.                                                                                      74,593
                                                                                                                             296,632
Oil Refining and Marketing - 0.2%
               500    Valero Energy Corp.*                                                                                    25,735
Optical Supplies - 1.1%
             1,600    Allergan, Inc.                                                                                         180,176
Pharmacy Services - 2.1%
             1,100    Caremark Rx, Inc.                                                                                       62,337
             1,800    Express Scripts, Inc. - Class A*                                                                       135,882
             2,517    Medco Health Solutions, Inc.*                                                                          151,297
                                                                                                                             349,516
Pipelines - 0.3%
               500    Kinder Morgan, Inc.                                                                                     52,425
Printing - Commercial - 0%
               100    R.R. Donnelley & Sons Co.                                                                                3,296
Property and Casualty Insurance - 1.9%
             1,500    Chubb Corp.                                                                                             77,940
             7,000    Progressive Corp.*                                                                                     171,780
               100    SAFECO Corp.*                                                                                            5,893
             1,100    St. Paul Travelers Companies, Inc.*                                                                     51,579
                                                                                                                             307,192
REIT - Apartments - 1.2%
               600    Apartment Investment & Management Co. - Class A                                                         32,646
             1,400    Archstone-Smith Trust, Inc.                                                                             76,216
             1,900    Equity Residential Properties Trust                                                                     96,102
                                                                                                                             204,964

REIT - Diversified - 0.3%
               400    Vornado Realty Trust*                                                                                   43,600
REIT - Office Property - 0.7%
               800    Boston Properties, Inc.                                                                                 82,672
               700    Equity Office Properties Trust                                                                          27,832
                                                                                                                             110,504
REIT - Shopping Centers - 0.2%
               900    Kimco Realty Corp.                                                                                      38,583
REIT - Storage - 0.1%
               200    Public Storage, Inc.*                                                                                   17,198
REIT - Warehouse and Industrial - 0.2%
               600    ProLogis*                                                                                               34,236
Retail - Apparel and Shoe - 0.2%
             1,300    Limited, Inc.                                                                                           34,437
Retail - Consumer Electronics - 0.3%
             2,100    Circuit City Stores, Inc.                                                                               52,731
Retail - Discount - 1.2%
             1,400    Big Lots, Inc.*                                                                                         27,734
             2,300    Costco Wholesale Corp.                                                                                 114,264
               600    Family Dollar Stores, Inc.                                                                              17,544
             1,500    TJX Companies, Inc.*                                                                                    42,045
                                                                                                                             201,587
Retail - Drug Store - 0.3%
               600    CVS Corp.                                                                                               19,272
               500    Walgreen Co.*                                                                                           22,195
                                                                                                                              41,467
Retail - Major Department Stores - 0.5%
             1,200    J.C. Penney Company, Inc.*                                                                              82,068
Retail - Office Supplies - 1.3%
             4,300    Office Depot, Inc.*                                                                                    170,710
             1,000    OfficeMax, Inc.*                                                                                        40,740
               100    Staples, Inc.*                                                                                           2,433
                                                                                                                             213,883
Retail - Regional Department Stores - 0.4%
               800    Dillard's, Inc. - Class A                                                                               26,184
               104    Federated Department Stores, Inc.                                                                        4,494
               600    Kohl's Corp.*                                                                                           38,952
                                                                                                                              69,630
Retail - Restaurants - 2.0%
               600    Darden Restaurants, Inc.                                                                                25,482
             1,500    McDonald's Corp.                                                                                        58,680
             4,300    Starbucks Corp.*                                                                                       146,415
             1,300    Wendy's International, Inc.*                                                                            87,100
               100    Yum! Brands, Inc.                                                                                        5,205
                                                                                                                             322,882
Savings/Loan/Thrifts - 0.2%
               300    Golden West Financial Corp.                                                                             23,175
               100    Washington Mutual, Inc.*                                                                                 4,347
                                                                                                                              27,522
Steel - Producers - 0.9%
             2,900    Nucor Corp.*                                                                                           143,521
               100    United States Steel Corp.*                                                                               5,768
                                                                                                                             149,289
Steel - Specialty - 0.5%
             1,200    Allegheny Technologies, Inc.                                                                            74,628
Super-Regional Banks - 3.2%
             3,676    Bank of America Corp.                                                                                  196,923
               600    KeyCorp                                                                                                 22,464
               600    National City Corp.*                                                                                    21,960
             1,600    PNC Bank Corp.*                                                                                        115,904
               300    SunTrust Banks, Inc.*                                                                                   23,184
             1,100    U.S. Bancorp*                                                                                           36,542
               412    Wachovia Corp.*                                                                                         22,990
             2,000    Wells Fargo & Co.*                                                                                      72,360
                                                                                                                             512,327
Telecommunication Equipment - 0.1%
               400    Avaya, Inc.*                                                                                             4,576
             1,400    Tellabs, Inc.*                                                                                          15,344
                                                                                                                              19,920
Telecommunication Equipment - Fiber Optics - 0%
               100    Corning, Inc.*                                                                                           2,441
Telephone - Integrated - 2.8%
               100    ALLTEL Corp.                                                                                             5,550
             6,157    AT&T, Inc.                                                                                             200,472
             4,100    BellSouth Corp.                                                                                        175,275
             1,400    CenturyTel, Inc.                                                                                        55,538
               600    Citizens Communications Co.                                                                              8,424
               100    Verizon Communications, Inc.*                                                                            3,713
               413    Windstream Corp.                                                                                         5,447
                                                                                                                             454,419
Television - 0.6%
               100    CBS Corp. - Class B                                                                                      2,817
             2,800    Univision Communications, Inc. - Class A*                                                               96,152
                                                                                                                              98,969
Therapeutics - 0.8%
             1,900    Gilead Sciences, Inc.*                                                                                 130,530
Tobacco - 2.2%
             1,800    Altria Group, Inc.                                                                                     137,790
             2,400    Reynolds American, Inc.*                                                                               148,728
             1,300    UST, Inc.*                                                                                              71,279
                                                                                                                             357,797
Tools - Hand Held - 0.1%
               400    Snap-On, Inc.*                                                                                          17,820
Toys - 0.1%
             1,000    Mattel, Inc.*                                                                                           19,700
Transportation - Railroad - 3.0%
             2,100    Burlington Northern Santa Fe Corp.                                                                     154,224
             2,700    CSX Corp.                                                                                               88,641
             1,800    Norfolk Southern Corp.*                                                                                 79,290
             2,000    Union Pacific Corp.*                                                                                   176,000
                                                                                                                             498,155
Transportation - Services - 1.5%
             1,100    FedEx Corp.                                                                                            119,548
               900    Ryder System, Inc.*                                                                                     46,512
             1,100    United Parcel Service, Inc. - Class B*                                                                  79,134
                                                                                                                             245,194
Travel Services - 0.1%
               400    Sabre Group Holdings, Inc.*                                                                              9,356
Web Portals/Internet Service Providers - 0.7%
               300    Google, Inc. - Class A*                                                                                120,570
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $14,778,377)                                                                                     16,430,318
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.1%
            17,000    Janus Institutional Cash Reserves Fund, 5.26% (cost $17,000)                                            17,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,795,377) - 100%                                                                        $16,447,318
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)
                                                                 % of Investment
Country                            Value                            Securities
--------------------------------------------------------------------------------
Bermuda                         $   122,946                             0.7%
Cayman Islands                       43,861                             0.3
Netherlands                         130,263                             0.8
United States++                  16,150,248                            98.2
                                -----------                           -----
Total                           $16,447,318                           100.0%
                                ===========                           =====

++   Includes Short-Term Securities (98.1% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*    Non-income-producing security.

Janus Aspen INTECH Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.4%
Advertising Agencies - 0.4%
               400    Omnicom Group, Inc.*                                                                                $   37,440
Advertising Sales - 0.3%
               500    Lamar Advertising Co.*                                                                                  26,705
Aerospace and Defense - 1.5%
               800    Boeing Co.                                                                                              63,080
               500    Lockheed Martin Corp.                                                                                   43,030
               200    Northrop Grumman Corp.*                                                                                 13,614
               300    Raytheon Co.*                                                                                           14,403
               200    Rockwell Collins, Inc.*                                                                                 10,968
                                                                                                                             145,095
Aerospace and Defense - Equipment - 0.3%
               500    United Technologies Corp.*                                                                              31,675
Agricultural Chemicals - 0.1%
               200    Monsanto Co.*                                                                                            9,402
Airlines - 1.1%
             1,100    AMR Corp.*                                                                                              25,454
               900    Continental Airlines, Inc. - Class B*                                                                   25,479
             3,500    Southwest Airlines Co.*                                                                                 58,310
               100    US Airways Group, Inc.*                                                                                  4,433
                                                                                                                             113,676
Applications Software - 2.2%
               600    Citrix Systems, Inc.*                                                                                   21,726
             1,300    Intuit, Inc.*                                                                                           41,717
             4,300    Microsoft Corp.*                                                                                       117,519
             1,600    Red Hat, Inc.*                                                                                          33,728
                                                                                                                             214,690
Audio and Video Products - 0.3%
               400    Harman International Industries, Inc.                                                                   33,376
Automotive - Medium and Heavy Duty Trucks - 0.4%
               700    Oshkosh Truck Corp.*                                                                                    35,329
Automotive - Truck Parts and Equipment - Original - 0.7%
               100    Borg-Warner Automotive, Inc.                                                                             5,717
               900    Johnson Controls, Inc.                                                                                  64,566
                                                                                                                              70,283
Batteries and Battery Systems - 0.1%
               100    Energizer Holdings, Inc.*                                                                                7,199
Beverages - Non-Alcoholic - 1.5%
               300    Coca-Cola Co.                                                                                           13,404
               600    Hansen Natural Corp.*                                                                                   19,488
               400    Pepsi Bottling Group, Inc.*                                                                             14,200
             1,500    PepsiCo, Inc.*                                                                                          97,890
                                                                                                                             144,982
Beverages - Wine and Spirits - 0.7%
               900    Brown-Forman Corp. - Class B                                                                            68,985
Brewery - 0.2%
               400    Anheuser-Busch Companies, Inc.                                                                          19,004
Broadcast Services and Programming - 0.1%
               100    Discovery Holding Co. - Class A*                                                                         1,446
               300    Liberty Global, Inc. - Class A*                                                                          7,722
               200    Liberty Media Holding Corp.*                                                                             4,076
                                                                                                                              13,244
Building - Mobile Home and Manufactured Homes - 0.1%
               300    Thor Industries, Inc.*                                                                                  12,351
Cable Television - 0.7%
               500    Cablevision Systems New York Group - Class A                                                            11,355
               400    Comcast Corp. - Class A*                                                                                14,740
             2,100    DIRECTV Group, Inc.*                                                                                    41,328
               200    EchoStar Communications Corp. - Class A*                                                                 6,548
                                                                                                                              73,971
Casino Hotels - 0.3%
               100    Las Vegas Sands Corp.*                                                                                   6,835
               300    Wynn Resorts, Ltd.*                                                                                     20,403
                                                                                                                              27,238
Casino Services - 0.9%
             2,200    International Game Technology                                                                           91,300
Cellular Telecommunications - 0.1%
               200    Leap Wireless International, Inc.*                                                                       9,698
Chemicals - Diversified - 0.2%
               200    E.I. du Pont de Nemours and Co.                                                                          8,568
               300    Rohm & Haas Co.*                                                                                        14,205
                                                                                                                              22,773
Chemicals - Specialty - 0.5%
               900    Ecolab, Inc.                                                                                            38,538
               100    Sigma-Aldrich Corp.*                                                                                     7,567
                                                                                                                              46,105
Commercial Banks - 0.7%
               300    Commerce Bancorp, Inc.                                                                                  11,013
               200    Cullen/Frost Bankers, Inc.                                                                              11,564
               800    East West Bancorp, Inc.                                                                                 31,688
               100    Synovus Financial Corp.*                                                                                 2,937
               400    TCF Financial Corp.*                                                                                    10,516
                                                                                                                              67,718
Commercial Services - 1.0%
               800    Alliance Data Systems Corp.*                                                                            44,152
               600    ChoicePoint, Inc.*                                                                                      21,480
               100    Convergys Corp.*                                                                                         2,065
               800    Iron Mountain, Inc.*                                                                                    34,352
                                                                                                                             102,049
Commercial Services - Finance - 1.6%
               100    Equifax, Inc.                                                                                            3,671
             1,500    Moody's Corp.*                                                                                          98,070
             1,500    Paychex, Inc.*                                                                                          55,275
                                                                                                                             157,016
Computer Services - 1.5%
               100    Affiliated Computer Services, Inc. - Class A*                                                            5,186
             1,100    Ceridian Corp.*                                                                                         24,596
               300    Cognizant Technology Solutions Corp.*                                                                   22,218
               700    DST Systems, Inc.*                                                                                      43,169
             1,300    Electronic Data Systems Corp.                                                                           31,876
               100    FactSet Research Systems, Inc.                                                                           4,857
               400    Reynolds and Reynolds Co.*                                                                              15,804
                                                                                                                             147,706
Computers - 1.5%
               500    Apple Computer, Inc.*                                                                                   38,515
             2,200    Hewlett-Packard Co.                                                                                     80,718
               400    IBM Corp.                                                                                               32,776
                                                                                                                             152,009
Computers - Integrated Systems - 0.1%
               100    Diebold, Inc.                                                                                            4,353
               200    NCR Corp.*                                                                                               7,896
                                                                                                                              12,249
Computers - Memory Devices - 0.5%
               500    Network Appliance, Inc.*                                                                                18,505
               500    SanDisk Corp.*                                                                                          26,770
               100    Western Digital Corp.*                                                                                   1,810
                                                                                                                              47,085
Consulting Services - 0.6%
               700    Corporate Executive Board Co.                                                                           62,937
Containers - Metal and Glass - 0%
               100    Owens-Illinois, Inc.*                                                                                    1,542
Containers - Paper and Plastic - 0.3%
               100    Packaging Corporation of America*                                                                        2,320
             1,000    Pactiv Corp.*                                                                                           28,420
                                                                                                                              30,740
Cosmetics and Toiletries - 3.4%
               200    Alberto-Culver Co.                                                                                      10,118
             1,700    Colgate-Palmolive Co.                                                                                  105,570
               300    International Flavors & Fragrances, Inc.                                                                11,862
             3,242    Procter & Gamble Co.*                                                                                  200,939
                                                                                                                             328,489
Data Processing and Management - 2.4%
               600    Acxiom Corp.                                                                                            14,796
             1,000    Automatic Data Processing, Inc.                                                                         47,340
               100    Dun & Bradstreet Corp.*                                                                                  7,499
               100    Fair Issac Corp.                                                                                         3,657
               400    Fidelity National Information Services, Inc.                                                            14,800
             1,600    First Data Corp.                                                                                        67,200
             1,000    Global Payments, Inc.                                                                                   44,010
               100    MasterCard, Inc. - Class A*                                                                              7,035
               600    MoneyGram International, Inc.*                                                                          17,436
               200    SEI Investments Co.*                                                                                    11,238
                                                                                                                             235,011
Dental Supplies and Equipment - 0.1%
               400    Dentsply International, Inc.                                                                            12,044
Diagnostic Kits - 0.3%
               300    IDEXX Laboratories, Inc.*                                                                               27,342
Dialysis Centers - 0%
                50    Davita, Inc.*                                                                                            2,894
Distribution/Wholesale - 0.5%
               800    Fastenal Co.                                                                                            30,856
               100    W.W. Grainger, Inc.                                                                                      6,702
               200    WESCO International, Inc.*                                                                              11,606
                                                                                                                              49,164
Diversified Operations - 4.8%
               600    Brink's Co.                                                                                             31,836
               300    Carlisle Companies, Inc.                                                                                25,230
               200    Danaher Corp.                                                                                           13,734
             1,300    Dover Corp.                                                                                             61,672
             7,100    General Electric Co.                                                                                   250,629
               100    Harsco Corp.                                                                                             7,765
               100    Honeywell International, Inc.                                                                            4,090
               100    Illinois Tool Works, Inc.                                                                                4,490
               100    ITT Corp.                                                                                                5,127
               600    Parker Hannifin Corp.*                                                                                  46,638
               200    Textron, Inc.*                                                                                          17,500
                                                                                                                             468,711
Diversified Operations - Commercial Services - 0.4%
             1,100    ARAMARK Corp.- Class B                                                                                  36,146
Drug Delivery Systems - 0.2%
               400    Hospira, Inc.*                                                                                          15,308
E-Commerce/Products - 0.2%
               300    Nutri/Syestem, Inc.*                                                                                    18,687
Electric - Generation - 0.2%
             1,100    AES Corp.*                                                                                              22,429
Electric - Integrated - 0.9%
               700    Allegheny Energy, Inc.*                                                                                 28,119
               100    DPL, Inc.                                                                                                2,712
               800    Exelon Corp.                                                                                            48,432
               200    TXU Corp.*                                                                                              12,504
                                                                                                                              91,767
Electric Products - Miscellaneous - 1.4%
             1,200    Emerson Electric Co.                                                                                   100,632
             1,100    Molex, Inc.*                                                                                            42,867
                                                                                                                             143,499
Electronic Components - Semiconductors - 0.8%
             1,500    Agere Systems, Inc.*                                                                                    22,395
               100    Broadcom Corp. - Class A*                                                                                3,034
               800    Micron Technology, Inc.*                                                                                13,920
             2,100    QLogic Corp.*                                                                                           39,690
               100    Rambus, Inc.*                                                                                            1,744
                                                                                                                              80,783
Electronic Connectors - 0.4%
               100    Amphenol Corp. - Class A                                                                                 6,193
               600    Thomas & Betts Corp.*                                                                                   28,626
                                                                                                                              34,819
Electronic Design Automation - 0%
               100    Cadence Design Systems, Inc.*                                                                            1,696
Electronic Forms - 0.2%
               580    Adobe Systems, Inc.*                                                                                    21,721
Electronic Measuring Instruments - 0.6%
               800    Agilent Technologies, Inc.*                                                                             26,152
               100    National Instruments Corp.*                                                                              2,734
               600    Tektronix, Inc.*                                                                                        17,358
               200    Trimble Navigation, Ltd.*                                                                                9,416
                                                                                                                              55,660
Energy - Alternate Sources - 0.1%
               300    Covanta Holding Corp.*                                                                                   6,459
Engines - Internal Combustion - 0.4%
               300    Cummins, Inc.                                                                                           35,769
Enterprise Software/Services - 0.4%
             1,000    BEA Systems, Inc.*                                                                                      15,200
               400    BMC Software, Inc.*                                                                                     10,888
               857    Oracle Corp.*                                                                                           15,203
                                                                                                                              41,291
Fiduciary Banks - 1.4%
               200    Bank of New York Company, Inc.                                                                           7,052
               200    Investors Financial Services Corp.                                                                       8,616
               400    Mellon Financial Corp.*                                                                                 15,640
               900    Northern Trust Corp.*                                                                                   52,587
               900    State Street Corp.*                                                                                     56,160
                                                                                                                             140,055
Filtration and Separations Products - 0%
               100    Donaldson Company, Inc.                                                                                  3,690
Finance - Consumer Loans - 0.7%
               300    First Marblehead Corp.                                                                                  20,778
             1,000    SLM Corp.*                                                                                              51,980
                                                                                                                              72,758
Finance - Credit Card - 0.1%
               200    American Express Co.                                                                                    11,216
Finance - Investment Bankers/Brokers - 2.5%
               600    Charles Schwab Corp.*                                                                                   10,740
               100    E*TRADE Financial Corp.*                                                                                 2,392
               700    Goldman Sachs Group, Inc.                                                                              118,419
               200    Investment Technology Group, Inc.*                                                                       8,950
               100    Lehman Brothers Holdings, Inc.                                                                           7,386
               700    Merrill Lynch & Company, Inc.*                                                                          54,754
               600    Morgan Stanley Co.*                                                                                     43,746
                                                                                                                             246,387
Finance - Mortgage Loan Banker - 0.3%
               400    Freddie Mac                                                                                             26,532
Finance - Other Services - 1.4%
               300    Chicago Mercantile Exchange Holdings, Inc.                                                             143,475
Financial Guarantee Insurance - 0.2%
               200    Ambac Financial Group, Inc.                                                                             16,550
Food - Confectionary - 0%
                50    Wm. Wrigley Jr. Co.                                                                                      2,303
Food - Diversified - 1.2%
               700    Campbell Soup Co.                                                                                       25,550
               400    General Mills, Inc.                                                                                     22,640
               700    H.J. Heinz Co.                                                                                          29,351
               400    Kellogg Co.                                                                                             19,808
               600    McCormick & Company, Inc.                                                                               22,788
                                                                                                                             120,137
Food - Retail - 0.1%
               100    Kroger Co.                                                                                               2,314
               100    Whole Foods Market, Inc.*                                                                                5,943
                                                                                                                               8,257
Food - Wholesale/Distribution - 0%
               100    Sysco Corp.*                                                                                             3,345
Garden Products - 0.1%
               200    Toro Co.*                                                                                                8,434
Gold Mining - 0.3%
               700    Newmont Mining Corp.*                                                                                   29,925
Hazardous Waste Disposal - 0.3%
               400    Stericycle, Inc.*                                                                                       27,916
Health Care Cost Containment - 0.5%
               900    McKesson Corp.                                                                                          47,448
Home Decoration Products - 0.1%
               200    Newell Rubbermaid, Inc.*                                                                                 5,664
Hospital Beds and Equipment - 0.1%
               200    Hillenbrand Industries, Inc.                                                                            11,396
               100    Kinetic Concepts, Inc.*                                                                                  3,146
                                                                                                                              14,542
Hotels and Motels - 0.2%
               300    Choice Hotels International, Inc.                                                                       12,270
               100    Marriott International, Inc. - Class A                                                                   3,864
                                                                                                                              16,134
Human Resources - 0.8%
               500    Manpower, Inc.                                                                                          30,635
             1,300    Robert Half International, Inc.*                                                                        44,161
                                                                                                                              74,796
Industrial Automation and Robotics - 0.2%
               400    Rockwell Automation, Inc.*                                                                              23,240
Industrial Gases - 0.1%
               100    Air Products and Chemicals, Inc.                                                                         6,637
Instruments - Controls - 0.5%
               300    Mettler-Toledo International, Inc.*                                                                     19,845
               700    Thermo Electron Corp.*                                                                                  27,531
                                                                                                                              47,376
Instruments - Scientific - 0.4%
             1,100    Applera Corp. - Applied Biosystems Group                                                                36,421
Insurance Brokers - 0.6%
               400    Arthur J. Gallagher & Co.                                                                               10,668
             1,500    Brown & Brown, Inc.                                                                                     45,840
                                                                                                                              56,508
Internet Infrastructure Software - 0.7%
             1,400    Akamai Technologies, Inc.*                                                                              69,986
Investment Management and Advisory Services - 3.0%
               400    Affiliated Managers Group, Inc.*                                                                        40,044
               300    BlackRock, Inc.                                                                                         44,700
               200    Eaton Vance Corp.                                                                                        5,772
               800    Federated Investors, Inc. - Class B                                                                     27,048
               600    Franklin Resources, Inc.                                                                                63,450
               450    Legg Mason, Inc.                                                                                        45,387
               800    Nuveen Investments - Class A*                                                                           40,984
               500    T. Rowe Price Group, Inc.*                                                                              23,925
                                                                                                                             291,310
Life and Health Insurance - 0.8%
             1,200    AFLAC, Inc.                                                                                             54,912
               100    Principal Financial Group, Inc.*                                                                         5,428
               200    Prudential Financial, Inc.*                                                                             15,250
                                                                                                                              75,590
Machine Tools and Related Products - 0.1%
               200    Lincoln Electric Holdings, Inc.                                                                         10,890
Machinery - Construction and Mining - 0.4%
               500    Caterpillar, Inc.                                                                                       32,900
               100    JLG Industries, Inc.                                                                                     1,981
               100    Terex Corp.*                                                                                             4,522
                                                                                                                              39,403
Machinery - General Industrial - 0.3%
               500    Gardner Denver Machinery, Inc.*                                                                         16,540
               200    Manitowoc Company, Inc.                                                                                  8,958
                                                                                                                              25,498
Machinery - Pumps - 0%
               100    Graco, Inc.                                                                                              3,906
Medical - Biomedical and Genetic - 1.5%
               435    Amgen, Inc.*                                                                                            31,116
             1,600    Celgene Corp.*                                                                                          69,280
               400    Genentech, Inc.*                                                                                        33,080
               200    Millipore Corp.*                                                                                        12,260
                                                                                                                             145,736
Medical - Drugs - 3.3%
               200    Abbott Laboratories                                                                                      9,712
               100    Bristol-Myers Squibb Co.                                                                                 2,492
               800    Cephalon, Inc.*                                                                                         49,400
               200    Eli Lilly and Co.                                                                                       11,400
               100    Endo Pharmaceuticals Holdings, Inc.*                                                                     3,255
               700    Forest Laboratories, Inc.*                                                                              35,427
               900    MedImmune, Inc.*                                                                                        26,289
             2,500    Merck & Company, Inc.*                                                                                 104,750
             1,000    Schering-Plough Corp.*                                                                                  22,090
             1,100    Wyeth                                                                                                   55,924
                                                                                                                             320,739
Medical - Generic Drugs - 0.9%
             1,200    Barr Pharmaceuticals, Inc.*                                                                             62,328
             1,300    Mylan Laboratories, Inc.*                                                                               26,169
                                                                                                                              88,497
Medical - HMO - 2.2%
               100    Aetna, Inc.                                                                                              3,955
               175    Coventry Health Care, Inc.*                                                                              9,016
               500    Health Net, Inc.*                                                                                       21,760
               500    Humana, Inc.*                                                                                           33,045
               800    Sierra Health Services, Inc.*                                                                           30,272
             1,460    UnitedHealth Group, Inc.*                                                                               71,832
               400    WellCare Health Plans, Inc.*                                                                            22,652
               355    WellPoint, Inc.*                                                                                        27,353
                                                                                                                             219,885
Medical - Hospitals - 0.1%
               100    Community Health Care Corp.*                                                                             3,735
               100    HCA, Inc.                                                                                                4,989
               100    Universal Health Services, Inc. - Class B*                                                               5,993
                                                                                                                              14,717
Medical - Nursing Homes - 0.4%
               800    Manor Care, Inc.                                                                                        41,824
Medical - Wholesale Drug Distributors - 0.8%
               100    AmerisourceBergen Corp.                                                                                  4,520
             1,100    Cardinal Health, Inc.                                                                                   72,314
                                                                                                                              76,834
Medical Information Systems - 0.1%
               200    IMS Health, Inc.                                                                                         5,328
Medical Instruments - 0.6%
               100    Edwards Lifesciences Corp.*                                                                              4,659
             1,100    Medtronic, Inc.*                                                                                        51,084
               100    Techne Corp.*                                                                                            5,086
                                                                                                                              60,829
Medical Labs and Testing Services - 1.0%
               400    Covance, Inc.*                                                                                          26,552
               900    Laboratory Corporation of America Holdings*                                                             59,013
               300    Quest Diagnostics, Inc.*                                                                                18,348
                                                                                                                             103,913
Medical Products - 1.4%
               700    Baxter International, Inc.                                                                              31,822
               200    Becton, Dickinson and Co.                                                                               14,134
               300    Henry Schein, Inc.*                                                                                     15,042
             1,000    Johnson & Johnson                                                                                       64,940
               300    Varian Medical Systems, Inc.*                                                                           16,017
                                                                                                                             141,955
Metal - Aluminum - 0.2%
               800    Alcoa, Inc.                                                                                             22,432
Metal - Diversified - 0.1%
               100    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           5,326
Metal Processors and Fabricators - 0.1%
               200    Precision Castparts Corp.*                                                                              12,632
Motorcycle and Motor Scooter Manufacturing - 0.2%
               300    Harley-Davidson, Inc.                                                                                   18,825
Multi-Line Insurance - 0.5%
               700    American International Group, Inc.                                                                      46,382
               200    HCC Insurance Holdings, Inc.                                                                             6,576
                                                                                                                              52,958
Multimedia - 1.9%
               100    E.W. Scripps Co. - Class A*                                                                              4,793
               900    McGraw-Hill Companies, Inc.                                                                             52,227
               500    Meredith Corp.*                                                                                         24,665
             2,200    News Corporation, Inc. - Class A*                                                                       43,230
               700    Time Warner, Inc.*                                                                                      12,761
             1,630    Walt Disney Co.                                                                                         50,383
                                                                                                                             188,059
Music - 0.1%
               400    Warner Music Group Corp.*                                                                               10,380
Networking Products - 0.1%
               400    Cisco Systems, Inc.*                                                                                     9,200
Non-Ferrous Metals - 0.1%
               400    Titanium Metals Corp.*                                                                                  10,112
Non-Hazardous Waste Disposal - 0.6%
               100    Allied Waste Industries, Inc.*                                                                           1,127
               200    Republic Services, Inc.*                                                                                 8,042
             1,500    Waste Management, Inc.*                                                                                 55,020
                                                                                                                              64,189
Office Furnishings - Original - 0%
               100    HNI Corp.                                                                                                4,158
Oil - Field Services - 0.9%
               800    Baker Hughes, Inc.                                                                                      54,560
               300    BJ Services Co.                                                                                          9,039
               100    Global Industries, Ltd.*                                                                                 1,556
               100    Halliburton Co.                                                                                          2,845
               400    Oceaneering International, Inc.*                                                                        12,320
               100    Superior Energy Services, Inc.*                                                                          2,626
               200    TETRA Technologies, Inc.*                                                                                4,832
                                                                                                                              87,778
Oil Companies - Integrated - 0.2%
               300    Exxon Mobil Corp.                                                                                       20,130
Oil Field Machinery and Equipment - 0.5%
               400    Cameron International Corp.*                                                                            19,324
               600    FMC Technologies, Inc.*                                                                                 32,220
                                                                                                                              51,544
Oil Refining and Marketing - 0.1%
               200    Frontier Oil Corp.                                                                                       5,316
               200    Holly Corp.                                                                                              8,666
                                                                                                                              13,982
Optical Supplies - 1.2%
               100    Advanced Medical Optics, Inc.*                                                                           3,955
             1,046    Allergan, Inc.                                                                                         117,790
                                                                                                                             121,745
Pharmacy Services - 2.0%
               541    Caremark Rx, Inc.                                                                                       30,658
             1,200    Express Scripts, Inc. - Class A*                                                                        90,588
             1,325    Medco Health Solutions, Inc.*                                                                           79,646
                                                                                                                             200,892
Physician Practice Management - 0%
               100    Pediatrix Medical Group, Inc.*                                                                           4,560
Pipelines - 0.3%
               600    El Paso Corp.                                                                                            8,184
               200    Kinder Morgan, Inc.                                                                                     20,970
                                                                                                                              29,154
Private Corrections - 0.2%
               500    Corrections Corporation of America*                                                                     21,625
Property and Casualty Insurance - 1.0%
               100    Philadelphia Consolidated Holding Corp.*                                                                 3,978
             2,900    Progressive Corp.*                                                                                      71,166
               550    W. R. Berkley Corp.                                                                                     19,465
                                                                                                                              94,609
Publishing - Newspapers - 0.1%
               300    Dow Jones & Company, Inc.                                                                               10,062
Real Estate Management/Services - 1.0%
             2,800    CB Richard Ellis Group, Inc.*                                                                           68,880
               300    Jones Lang LaSalle, Inc.                                                                                25,644
                                                                                                                              94,524
Real Estate Operating/Development - 0.5%
               900    Forest City Enterprises, Inc. - Class A                                                                 48,870
REIT - Apartments - 0.2%
               100    Essex Property Trust, Inc.                                                                              12,140
               100    United Dominion Realty Trust, Inc.*                                                                      3,020
                                                                                                                              15,160
REIT - Mortgages - 0.2%
               900    CapitalSource, Inc.                                                                                     23,238
REIT - Office Property - 0.6%
               200    Kilroy Realty Corp.                                                                                     15,068
               400    SL Green Realty Corp.*                                                                                  44,680
                                                                                                                              59,748
Research and Development - 0.4%
             1,100    Pharmaceutical Product Development, Inc.*                                                               39,259
Respiratory Products - 0.3%
               700    ResMed, Inc.*                                                                                           28,175
Retail - Apparel and Shoe - 1.1%
               200    American Eagle Outfitters, Inc.                                                                          8,766
               600    AnnTaylor Stores Corp.*                                                                                 25,116
               900    Claire's Stores, Inc.                                                                                   26,244
               300    Foot Locker, Inc.                                                                                        7,575
               700    Limited, Inc.                                                                                           18,543
               800    Ross Stores, Inc.*                                                                                      20,328
                                                                                                                             106,572
Retail - Arts and Crafts - 0.1%
               200    Michaels Stores, Inc.*                                                                                   8,708
Retail - Automobile - 0.1%
               100    CarMax, Inc.*                                                                                            4,171
               100    Copart, Inc.*                                                                                            2,819
                                                                                                                               6,990
Retail - Building Products - 0%
               100    Lowe's Companies, Inc.                                                                                   2,806
Retail - Catalog Shopping - 0.1%
               300    MSC Industrial Direct Company, Inc. - Class A                                                           12,222
Retail - Computer Equipment - 0%
               100    GameStop Corp. - Class A*                                                                                4,628
Retail - Consumer Electronics - 0.4%
             1,500    Circuit City Stores, Inc.                                                                               37,665
Retail - Discount - 1.0%
               800    Costco Wholesale Corp.                                                                                  39,744
               200    Dollar Tree Stores, Inc.*                                                                                6,192
               800    Family Dollar Stores, Inc.                                                                              23,392
               900    TJX Companies, Inc.*                                                                                    25,227
                                                                                                                              94,555
Retail - Drug Store - 0.1%
               100    CVS Corp.                                                                                                3,212
               100    Walgreen Co.*                                                                                            4,439
                                                                                                                               7,651
Retail - Major Department Stores - 0.1%
               200    J.C. Penney Company, Inc.*                                                                              13,678
Retail - Office Supplies - 0.2%
               500    Office Depot, Inc.*                                                                                     19,850
Retail - Regional Department Stores - 0.1%
               200    Kohl's Corp.*                                                                                           12,984
Retail - Restaurants - 1.0%
               300    Darden Restaurants, Inc.                                                                                12,741
             1,900    Starbucks Corp.*                                                                                        64,695
               300    Wendy's International, Inc.*                                                                            20,100
               100    Yum! Brands, Inc.                                                                                        5,205
                                                                                                                             102,741
Savings/Loan/Thrifts - 0.8%
               200    Golden West Financial Corp.                                                                             15,450
             4,200    Hudson City Bancorp, Inc.                                                                               55,650
               200    People's Bank*                                                                                           7,922
                                                                                                                              79,022
Schools - 0.5%
               600    ITT Educational Services, Inc.*                                                                         39,780
               100    Laureate Education, Inc.*                                                                                4,786
                                                                                                                              44,566
Semiconductor Components/Integrated Circuits - 0.1%
               100    Cypress Semiconductor Corp.*                                                                             1,777
               800    Integrated Device Technology, Inc.*                                                                     12,848
                                                                                                                              14,625
Semiconductor Equipment - 0.4%
               100    Applied Materials, Inc.                                                                                  1,773
               900    Lam Research Corp.*                                                                                     40,797
                                                                                                                              42,570
Steel - Producers - 0.1%
               100    Carpenter Technology Corp.                                                                              10,751
Steel - Specialty - 0.2%
               300    Allegheny Technologies, Inc.                                                                            18,657
Super-Regional Banks - 0.3%
               800    Wells Fargo & Co.*                                                                                      28,944
Telecommunication Equipment - 0%
               100    ADC Telecommunications, Inc.*                                                                            1,500
               300    Avaya, Inc.*                                                                                             3,432
                                                                                                                               4,932
Telephone - Integrated - 0%
               100    Citizens Communications Co.                                                                              1,404
Television - 0.5%
             1,300    Univision Communications, Inc. - Class A*                                                               44,642
Therapeutics - 0.9%
               400    Amylin Pharmaceuticals, Inc.*                                                                           17,628
               800    Gilead Sciences, Inc.*                                                                                  54,960
               700    ImClone Systems, Inc.*                                                                                  19,824
                                                                                                                              92,412
Tobacco - 1.3%
             1,300    Altria Group, Inc.                                                                                      99,515
               600    UST, Inc.*                                                                                              32,898
                                                                                                                             132,413
Transportation - Marine - 0%
               100    Kirby Corp.                                                                                              3,133
Transportation - Railroad - 1.9%
               800    Burlington Northern Santa Fe Corp.                                                                      58,752
               700    CSX Corp.                                                                                               22,981
             1,200    Norfolk Southern Corp.*                                                                                 52,860
               600    Union Pacific Corp.*                                                                                    52,800
                                                                                                                             187,393
Transportation - Services - 3.5%
             2,100    C.H. Robinson Worldwide, Inc.                                                                           93,618
             1,800    Expeditors International of Washington, Inc.                                                            80,244
               800    FedEx Corp.                                                                                             86,944
             1,100    United Parcel Service, Inc. - Class B*                                                                  79,134
                                                                                                                             339,940
Transportation - Truck - 0.3%
               400    Con-Way, Inc.                                                                                           17,928
               200    J.B. Hunt Transport Services, Inc.                                                                       4,154
               200    Landstar System, Inc.                                                                                    8,540
                                                                                                                              30,622
Veterinary Diagnostics - 0.4%
             1,100    VCA Antech, Inc.*                                                                                       39,666
Web Portals/Internet Service Providers - 1.2%
               300    Google, Inc. - Class A*                                                                                120,570
Wireless Equipment - 1.2%
             1,030    American Tower Corp. - Class A*                                                                         37,595
             2,100    Crown Castle International Corp.*                                                                       74,004
               200    QUALCOMM, Inc.*                                                                                          7,270
               100    SBA Communications Corp. - Class A*                                                                      2,433
                                                                                                                             121,302
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,904,349)                                                                                       9,843,787
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
             3,500    Janus Institutional Cash Reserves Fund, 5.26%                                                            3,500
            53,886    Janus Money Market Fund, 5.28%                                                                          53,886
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $57,386)                                                                                            57,386

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,961,735) - 100%                                                                          $9,901,173
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                            Value                            Securities
--------------------------------------------------------------------------------
United States++                 $9,901,173                           100.0%
                                ----------                           -----
Total                           $9,901,173                           100.0%
                                ==========                           =====

++   Includes Short-Term Securities (99.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT Real Estate Investment Trust

*    Non-income-producing security.

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.3%
Agricultural Chemicals - 4.8%
           888,129    Potash Corporation of Saskatchewan, Inc.*                                                       $   92,185,844
Agricultural Operations - 3.3%
            13,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*, **, ***                                5,671,021
           512,860    Bunge, Ltd.*, #                                                                                     29,720,236
        46,352,404    Chaoda Modern Agriculture Holdings, Ltd.                                                            28,380,298
                                                                                                                          63,771,555
Apparel Manufacturers - 0.8%
         1,588,968    Burberry Group PLC                                                                                  15,351,485
Audio and Video Products - 2.1%
           977,800    Sony Corp. #                                                                                        39,567,272
Automotive - Truck Parts and Equipment - Original - 0%
             3,510    TI Automotive, Ltd.*, **, ***                                                                                0
Broadcast Services and Programming - 0.7%
           593,444    Grupo Televisa S.A. (ADR)                                                                           12,616,619
Building - Residential and Commercial - 3.1%
         2,061,200    Cyrela Brazil Realty S.A.*                                                                          35,065,901
            47,145    Desarrolladora Homex S.A. (ADR) #                                                                    1,780,195
         1,139,170    Gafisa S.A.*                                                                                        14,696,095
           666,300    Rossi Residencial S.A.*                                                                              7,186,099
                                                                                                                          58,728,290
Cellular Telecommunications - 1.2%
           442,100    Hikari Tsushin, Inc. #                                                                              23,092,123
Commercial Banks - 3.6%
           569,842    Anglo Irish Bank Corporation PLC                                                                     9,357,545
        12,074,200    Banco De Oro                                                                                         9,622,793
           211,830    Banco De Oro (GDR)                                                                                   3,376,443
           776,335    Banco Macro Bansud S.A. (ADR)*, #                                                                   16,613,570
           158,956    Julius Baer Holding, Ltd.                                                                           15,877,168
         1,228,014    Punjab National Bank, Ltd.                                                                          14,073,027
                                                                                                                          68,920,546
Commercial Services - 1.9%
         1,130,300    Park24 Company, Ltd.                                                                                37,126,468
Computers - Peripheral Equipment - 1.4%
         1,222,386    Logitech International S.A.*                                                                        26,540,669
Cosmetics and Toiletries - 1.3%
           307,640    LG Household & Health Care, Ltd.                                                                    24,253,574
Distribution/Wholesale - 6.9%
         5,098,000    Esprit Holdings, Ltd.*, #                                                                           46,493,283
        35,488,970    Li & Fung, Ltd.*                                                                                    88,191,159
                                                                                                                         134,684,442
Diversified Financial Services - 0.1%
           211,212    Reliance Capital, Ltd.                                                                               2,624,456
Diversified Minerals - 2.1%
         1,882,250    Companhia Vale do Rio Doce (ADR)*                                                                   40,581,310
Diversified Operations - 5.1%
           365,300    Bradespar S.A.*                                                                                     12,197,388
         5,897,000    China Resources Enterprise, Ltd.*                                                                   12,777,029
           170,896    Louis Vuitton Moet Hennessy S.A. #                                                                  17,607,309
        21,470,000    Melco International Development, Ltd.                                                               45,967,871
        33,571,753    Polytec Asset Holdings, Ltd. ss.                                                                     9,652,690
                                                                                                                          98,202,287
E-Commerce/Products - 0.4%
           411,100    Submarino S.A.*                                                                                      8,035,575
Electric - Distribution - 0.4%
           974,800    Equatorial Energia S.A.*                                                                             7,150,835
Electronic Components - Miscellaneous - 0.7%
           424,110    LG.Philips LCD Company, Ltd.*, #                                                                    14,073,505
Electronic Components - Semiconductors - 4.7%
         9,765,012    ARM Holdings PLC                                                                                    21,483,063
            72,300    Samsung Electronics Company, Ltd.                                                                   50,734,161
           606,045    Silicon-On-Insulator Technologies (SOITEC)                                                          17,521,748
                                                                                                                          89,738,972
Energy - Alternate Sources - 0.8%
           627,700    Suntech Power Holdings Company, Ltd. (ADR)*                                                         16,213,491
Engineering - Research and Development Services - 0.9%
         1,373,306    ABB, Ltd.                                                                                           18,066,203
Finance - Investment Bankers/Brokers - 2.3%
         3,475,000    Mitsubishi UFJ Securities Company, Ltd.                                                             43,538,624
Finance - Mortgage Loan Banker - 1.3%
           753,457    Housing Development Finance Corporation, Ltd.                                                       25,153,241
Gambling - Non-Hotel - 0.8%
           439,850    OPAP S.A.                                                                                           14,780,468
Internet Connectivity Services - 0.5%
           220,875    NDS Group PLC (ADR)*                                                                                 9,703,039
Internet Gambling - 1.7%
         6,581,392    IG Group Holdings PLC                                                                               31,915,605
Investment Companies - 1.0%
         3,807,120    SM Investments Corp.                                                                                18,963,539
Medical - Biomedical and Genetic - 0.6%
           274,075    Celgene Corp.*                                                                                      11,867,448
Medical - Drugs - 1.7%
           184,109    Roche Holding A.G.                                                                                  31,832,033
Medical Instruments - 0.8%
           856,000    Elekta AB - Class B#                                                                                16,119,757
Oil - Field Services - 1.7%
           560,078    Technip S.A. #                                                                                      31,831,572
Oil Companies - Exploration and Production - 1.3%
           403,644    Niko Resources, Ltd.*                                                                               24,014,606
Oil Companies - Integrated - 3.4%
           336,730    Lukoil (ADR)                                                                                        25,423,115
           205,820    Petroleo Brasileiro S.A. (ADR)*                                                                     17,253,891
           302,975    Suncor Energy, Inc.*                                                                                21,736,135
                                                                                                                          64,413,141
Oil Refining and Marketing - 5.2%
         3,982,235    Reliance Industries, Ltd.                                                                          101,604,439
Public Thoroughfares - 0.8%
           121,100    Companhia de Concessoes Rodoviarias*                                                                 1,169,618
         1,216,800    Obrascon Huarte Lain Brasil S.A.*                                                                   13,822,821
                                                                                                                          14,992,439
Real Estate Management/Services - 2.8%
         2,433,000    Mitsubishi Estate Company, Ltd.                                                                     53,139,810
Real Estate Operating/Development - 4.5%
        48,205,400    Ayala Land, Inc.                                                                                    13,686,530
         3,745,000    CapitaLand, Ltd.                                                                                    11,907,603
        64,410,000    China Overseas Land & Investment, Ltd.                                                              49,688,293
         5,394,000    Hang Lung Properties, Ltd. #                                                                        11,521,010
                                                                                                                          86,803,436
Recreational Centers - 0.1%
           459,548    Orascom Hotels & Development                                                                         2,877,554

Semiconductor Components/Integrated Circuits - 2.1%
         1,045,960    Actions Semiconductor Company, Ltd. (ADR) #                                                          8,890,660
         1,355,550    Marvell Technology Group, Ltd.*                                                                     26,257,003
           408,325    Vimicro International Corp. (ADR) #                                                                  4,499,742
                                                                                                                          39,647,405
Semiconductor Equipment - 1.9%
         1,570,249    ASML Holding N.V.                                                                                   36,716,997
Steel - Producers - 4.2%
            97,412    Salzgitter A.G.                                                                                      9,165,456
         6,106,344    Tata Steel, Ltd.                                                                                    71,221,844
                                                                                                                          80,387,300
Sugar - 3.6%
         2,202,743    Bajaj Hindusthan, Ltd.                                                                              15,545,106
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  3,008,484
         5,652,175    Balrampur Chini Mills, Ltd.*                                                                        12,479,707
         2,164,500    Cosan S.A. Industria e Comercio*                                                                    34,892,023
           188,869    Shree Renuka Sugars, Ltd.                                                                            2,594,610
                                                                                                                          68,519,930
Telecommunication Services - 2.1%
           429,835    Amdocs, Ltd. (U.S. Shares)*                                                                         17,021,466
         3,186,563    Reliance Communications, Ltd.                                                                       24,049,270
                                                                                                                          41,070,736
Transportation - Railroad - 2.6%
         6,352,000    All America Latina Logistica (GDR)*                                                                 49,371,660
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,284,322,240)                                                                               1,790,790,300
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.3%
           561,500    Janus Institutional Cash Reserves Fund, 5.26%                                                          561,500
         5,425,500    Janus Money Market Fund, 5.28%                                                                       5,425,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,987,000)                                                                                      5,987,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.4%
       123,668,439    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $123,668,439)                                                           123,668,439
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,413,977,679) - 100%                                                                  $1,920,445,739
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                              Value                          Securities
--------------------------------------------------------------------------------
Argentina                       $   16,613,570                              0.9%
Bermuda                            190,661,681                              9.9
Brazil                             247,094,237                             12.9
Canada                             137,936,585                              7.2
Cayman Islands                      67,636,881                              3.5
Egypt                                2,877,554                              0.2
France                              66,960,629                              3.5
Germany                              9,165,456                              0.5
Greece                              14,780,468                              0.8
Hong Kong                          119,954,203                              6.2
India                              272,354,184                             14.2
Ireland                              9,357,545                              0.5
Japan                              196,464,297                             10.2
Mexico                              14,396,814                              0.7
Netherlands                         36,716,997                              1.9
Philippines                         45,649,305                              2.4
Russia                              25,423,115                              1.3
Singapore                           11,907,603                              0.6
South Korea                         89,061,240                              4.6
Sweden                              16,119,757                              0.8
Switzerland                         92,316,073                              4.8
United Kingdom                      95,474,658                              5.0
United States++                    141,522,887                              7.4
                                --------------                            -----
Total                           $1,920,445,739                            100.0%
                                ==============                            =====

++ Includes Short-Term Securities and Other Securities (0.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

**    Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

* Schedule of Fair Valued Securities as of September 30, 2006

                                                                                  Value as a % of
Janus Aspen International Growth Portfolio                         Value       Investment Securities
--------------------------------------------------------------------------------------------------------
BrasilAgro - Companhia Brasileira de Propriedades Agricolas      $5,671,021             0.3%
TI Automotive, Ltd.                                                      --             0.0%
--------------------------------------------------------------------------------------------------------
                                                                 $5,671,021             0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                Value as a %
                                                   Acquisition     Acquisition                 of Investment
                                                      Date             Cost         Value       Securities
--------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio

Polytec Asset Holdings, Ltd.                         5/5/06       $8,663,678     $9,652,690        0.5%
--------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.1%
Aerospace and Defense - 4.9%
           583,709    BAE Systems PLC**                                                                                 $  4,319,702
           349,879    Boeing Co.                                                                                          27,587,959
            98,535    Lockheed Martin Corp.                                                                                8,479,922
                                                                                                                          40,387,583
Agricultural Chemicals - 2.4%
           218,830    Monsanto Co.*                                                                                       10,287,198
            61,922    Syngenta A.G.*                                                                                       9,339,429
                                                                                                                          19,626,627
Automotive - Cars and Light Trucks - 1.0%
           159,920    BMW A.G.**                                                                                           8,571,814
Automotive - Truck Parts and Equipment - Original - 0.1%
            52,785    Lear Corp.                                                                                           1,092,650
Broadcast Services and Programming - 0.4%
            35,706    Liberty Media Holding Corp. - Class A*                                                               2,983,950
Building - Residential and Commercial - 0.2%
             3,973    NVR, Inc.*, #                                                                                        2,125,555
Building Products - Cement and Aggregate - 0.6%
           171,136    Cemex S.A. de C.V. (ADR)                                                                             5,147,771
Building Products - Wood - 0.4%
           111,890    Masco Corp.#                                                                                         3,068,024
Casino Hotels - 1.0%
            98,590    Harrah's Entertainment, Inc.                                                                         6,549,333
            30,620    Station Casinos, Inc.*                                                                               1,770,755
                                                                                                                           8,320,088
Cellular Telecommunications - 0.8%
           168,670    America Movil S.A. de C.V. - Series L (ADR)#                                                         6,640,538
Chemicals - Diversified - 0.6%
            83,900    Shin-Etsu Chemical Company, Ltd.**                                                                   5,355,395
Commercial Services - Finance - 1.4%
            77,370    Moody's Corp.*                                                                                       5,058,451
           173,806    Paychex, Inc.*                                                                                       6,404,751
                                                                                                                          11,463,202
Computers - 2.2%
           156,230    Apple Computer, Inc.*                                                                               12,034,397
            62,007    Research In Motion, Ltd. (U.S. Shares)*                                                              6,365,639
                                                                                                                          18,400,036
Computers - Memory Devices - 2.0%
         1,051,445    EMC Corp.*                                                                                          12,596,311
            69,955    SanDisk Corp.*, #                                                                                    3,745,391
                                                                                                                          16,341,702
Consumer Products - Miscellaneous - 0.7%
            91,655    Kimberly-Clark Corp.                                                                                 5,990,571
Containers - Metal and Glass - 0.7%
           138,116    Ball Corp.                                                                                           5,586,792
Cosmetics and Toiletries - 3.5%
           461,776    Procter & Gamble Co.*                                                                               28,620,876
Distribution/Wholesale - 0.6%
           558,002    Esprit Holdings, Ltd.*                                                                               5,088,926
Diversified Operations - 2.8%
           655,845    General Electric Co.                                                                                23,151,329
E-Commerce/Services - 1.6%
           206,760    eBay, Inc.*                                                                                          5,863,714
           260,930    IAC/InterActiveCorp*                                                                                 7,504,346
                                                                                                                          13,368,060
Electric - Generation - 0.7%
           267,672    AES Corp.*                                                                                           5,457,832
Electric - Integrated - 1.2%
           162,810    TXU Corp.*                                                                                          10,178,881
Electric Products - Miscellaneous - 0.6%
            58,435    Emerson Electric Co.                                                                                 4,900,359
Electronic Components - Semiconductors - 3.7%
           554,405    Advanced Micro Devices, Inc.*                                                                       13,776,964
           498,085    Texas Instruments, Inc.*                                                                            16,561,326
                                                                                                                          30,338,290
Electronic Forms - 0.9%
           188,607    Adobe Systems, Inc.*                                                                                 7,063,332
Enterprise Software/Services - 2.0%
           494,095    Oracle Corp.*                                                                                        8,765,245
           157,640    SAP A.G. (ADR)**                                                                                     7,803,180
                                                                                                                          16,568,425
Entertainment Software - 1.7%
           248,960    Electronic Arts, Inc.*                                                                              13,862,093
Finance - Credit Card - 1.7%
           186,040    American Express Co.                                                                                10,433,124
            79,200    Credit Saison Company, Ltd.**                                                                        3,338,971
                                                                                                                          13,772,095
Finance - Investment Bankers/Brokers - 6.7%
           572,265    JP Morgan Chase & Co.                                                                               26,873,563
           139,382    Merrill Lynch & Company, Inc.*                                                                      10,902,460
           168,092    UBS A.G.                                                                                            10,055,005
           130,476    UBS A.G. (U.S. Shares)                                                                               7,738,532
                                                                                                                          55,569,560
Finance - Mortgage Loan Banker - 1.5%
           216,795    Fannie Mae                                                                                          12,121,008
Finance - Other Services - 0.6%
            10,245    Chicago Mercantile Exchange Holdings, Inc.                                                           4,899,671
Food - Dairy Products - 0.5%
           103,560    Dean Foods Co.*                                                                                      4,351,591
Food - Retail - 1.0%
           142,003    Whole Foods Market, Inc.*                                                                            8,439,238
Food - Wholesale/Distribution - 0.6%
           145,915    Sysco Corp.*                                                                                         4,880,857
Independent Power Producer - 1.6%
           286,255    NRG Energy, Inc.*, #                                                                                12,967,352
Industrial Automation and Robotics - 0.8%
           117,565    Rockwell Automation, Inc.*                                                                           6,830,527
Insurance Brokers - 0.7%
           218,390    Marsh & McLennan Companies, Inc.                                                                     6,147,679
Internet Infrastructure Software - 0.7%
           112,340    Akamai Technologies, Inc.*, **, #                                                                    5,615,877
Investment Management and Advisory Services - 0.8%
            68,725    Legg Mason, Inc.                                                                                     6,931,604
Medical - Biomedical and Genetic - 2.1%
            97,325    Amgen, Inc.*                                                                                         6,961,657
           149,036    Celgene Corp.*                                                                                       6,453,259
            49,335    Genentech, Inc.*, #                                                                                  4,080,005
                                                                                                                          17,494,921
Medical - Drugs - 5.8%
           179,535    Abbott Laboratories                                                                                  8,718,220
           388,955    Merck & Company, Inc.*                                                                              16,297,214
           136,207    Roche Holding A.G.                                                                                  23,549,884
                                                                                                                          48,565,318
Medical - Generic Drugs - 0.9%
           211,379    Teva Pharmaceutical Industries, Ltd. (ADR)                                                           7,205,910
Medical - HMO - 2.9%
           295,255    Coventry Health Care, Inc.*                                                                         15,211,537
           183,338    UnitedHealth Group, Inc.*                                                                            9,020,230
                                                                                                                          24,231,767
Medical - Wholesale Drug Distributors - 1.1%
           144,905    Cardinal Health, Inc.                                                                                9,526,055
Medical Instruments - 0.4%
            35,155    Intuitive Surgical, Inc.*                                                                            3,707,095
Medical Products - 0.5%
            81,666    Varian Medical Systems, Inc.*                                                                        4,360,148
Metal Processors and Fabricators - 1.4%
           185,845    Precision Castparts Corp.*                                                                          11,737,970
Networking Products - 0.5%
           179,267    Cisco Systems, Inc.*                                                                                 4,123,141
Oil Companies - Exploration and Production - 1.1%
            71,109    Apache Corp.                                                                                         4,494,089
            90,890    EnCana Corp. (U.S. Shares)*                                                                          4,243,654
                                                                                                                           8,737,743
Oil Companies - Integrated - 3.5%
           343,364    Exxon Mobil Corp.                                                                                   23,039,724
            91,860    Hess Corp.                                                                                           3,804,841
            24,805    Suncor Energy, Inc. (U.S. Shares)                                                                    1,787,200
                                                                                                                          28,631,765
Oil Refining and Marketing - 0.3%
            42,865    Valero Energy Corp.*                                                                                 2,206,262
Pharmacy Services - 1.3%
           188,786    Caremark Rx, Inc.                                                                                   10,698,503
Reinsurance - 0.8%
             2,176    Berkshire Hathaway, Inc. - Class B*                                                                  6,906,624
Retail - Apparel and Shoe - 2.2%
           161,634    Industria de Diseno Textil S.A.**                                                                    7,534,353
           253,125    Nordstrom, Inc.*                                                                                    10,707,187
                                                                                                                          18,241,540
Retail - Building Products - 0.6%
           172,928    Lowe's Companies, Inc.                                                                               4,852,360
Retail - Drug Store - 0.4%
           107,875    CVS Corp.                                                                                            3,464,945
Retail - Office Supplies - 1.3%
           428,148    Staples, Inc.*                                                                                      10,416,841
Savings/Loan/Thrifts - 0.4%
           225,875    NewAlliance Bancshares, Inc.*, #                                                                     3,309,069
Semiconductor Components/Integrated Circuits - 0.3%
           137,070    Marvell Technology Group, Ltd.*                                                                      2,655,046
Soap and Cleaning Preparations - 1.1%
           224,051    Reckitt Benckiser PLC**                                                                              9,287,740
Steel - Producers - 0.3%
           190,414    Tata Steel, Ltd.                                                                                     2,220,909
Telecommunication Services - 0.5%
           162,315    NeuStar, Inc. - Class A*                                                                             4,504,241
Telephone - Integrated - 0.6%
           988,050    Level 3 Communications, Inc.*, #                                                                     5,286,068
Therapeutics - 1.8%
           133,835    Amylin Pharmaceuticals, Inc.*                                                                        5,898,108
           127,213    Gilead Sciences, Inc.*                                                                               8,739,534
                                                                                                                          14,637,642
Transportation - Railroad - 1.3%
           144,440    Canadian National Railway Co. (U.S. Shares)*                                                         6,057,814
            49,595    Union Pacific Corp.*                                                                                 4,364,360
                                                                                                                          10,422,174
Transportation - Services - 2.0%
           194,645    C.H. Robinson Worldwide, Inc.                                                                        8,677,274
           112,167    United Parcel Service, Inc. - Class B*                                                               8,069,294
                                                                                                                          16,746,568
Web Portals/Internet Service Providers - 3.5%
            23,300    Google, Inc. - Class A*                                                                              9,364,270
           774,204    Yahoo!, Inc.*                                                                                       19,571,876
                                                                                                                          28,936,146
Wireless Equipment - 2.3%
           115,470    Crown Castle International Corp.*, #                                                                 4,069,163
           406,892    Nokia Oyj (ADR)**                                                                                    8,011,703
           197,725    QUALCOMM, Inc.*                                                                                      7,187,304
                                                                                                                          19,268,170
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $672,153,228)                                                                                   804,610,441
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
            35,530    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)ss.                                       1,600,982
            35,530    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)ss.                                       1,615,194
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $3,349,768)                                                                     3,216,176
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
         2,571,500    Janus Institutional Cash Reserves Fund, 5.26%                                                        2,571,500
         2,598,500    Janus Money Market Fund, 5.28%                                                                       2,598,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,170,000)                                                                                      5,170,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.9%
        16,119,106    State Street Navigator Securities Lending Prime Portfolio+ (cost $16,119,106)                       16,119,106
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $696,792,102) - 100%                                                                      $829,115,723
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                              Value                          Securities
--------------------------------------------------------------------------------
Bermuda                         $  7,743,972                                0.9%
Canada                            18,454,307                                2.2%
Finland                            8,011,703                                1.0%
Germany                           16,374,994                                2.0%
India                              2,220,909                                0.3%
Israel                             7,205,910                                0.9%
Japan                              8,694,366                                1.1%
Mexico                            11,788,309                                1.4%
Spain                              7,534,353                                0.9%
Switzerland                       50,682,850                                6.1%
United Kingdom                    13,607,442                                1.6%
United States++                  676,796,608                               81.6%
                                ------------                              -----
Total                           $829,115,723                              100.0%
                                ============                              =====

++ Includes Short-Term Securities and Other Securities (79.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts (Open at September 30, 2006)

Currency Sold                      Currency     Currency Value        Unrealized
and Settlement Date               Units Sold         in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/19/06             1,515,000      $ 2,837,096         $(125,080)
Euro 1/11/07                       5,050,000        6,438,091               659
Euro 4/18/07                         900,000        1,152,022            20,795
Japanese Yen 4/18/07             381,000,000        3,313,922           109,490
--------------------------------------------------------------------------------
Total                                             $13,741,131         $   5,864

                                                                        Value
-------------------------------------------------------------------------------
Schedule of Written Options - Calls
                                         Akamai Technologies, Inc.*
                                         expires January 2007
                                         169 contracts
                                         Exercise price $55.00         $(65,910)
-------------------------------------------------------------------------------
Total Written Options - Calls
  (Premiums Received $40,897)                                          $(65,910)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                            Value as a %
                                                    Acquisition        Acquisition                          of Investment
                                                        Date               Cost                Value         Securities
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Morgan Stanley Co.
    convertible, (Celgene Corp.), 0% (144A)           7/24/06            $1,674,884          $1,600,982            0.2%
Morgan Stanley Co.
    convertible, (Celgene Corp.), 0% (144A)           7/24/06             1,674,884           1,615,194            0.2%
--------------------------------------------------------------------------------------------------------------------------
                                                                         $3,349,768          $3,216,176            0.4%
--------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

--------------------------------------------------------------------------------
Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2006 are noted below.
--------------------------------------------------------------------------------
Portfolio                                              Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                   $55,067,690
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.4%
Advertising Sales - 3.0%
           469,406    Lamar Advertising Co.*                                                                            $ 25,070,974
Agricultural Chemicals - 2.4%
           187,555    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)*, #                                          19,541,355
Airlines - 1.1%
           148,254    Ryanair Holdings PLC (ADR)#                                                                          9,382,996
Applications Software - 0.4%
            82,358    Citrix Systems, Inc.*                                                                                2,982,183
Batteries and Battery Systems - 0.5%
            61,860    Energizer Holdings, Inc.*, #                                                                         4,453,301
Building - Residential and Commercial - 0.7%
            10,640    NVR, Inc.*, #                                                                                        5,692,400
Casino Hotels - 0.5%
            35,700    Boyd Gaming Corp.#                                                                                   1,372,308
            51,405    Station Casinos, Inc.*, #                                                                            2,972,751
                                                                                                                           4,345,059
Casino Services - 0.7%
           172,808    Scientific Games Corp. - Class A*                                                                    5,495,294
Cellular Telecommunications - 0.7%
            92,100    N.I.I. Holdings, Inc.*                                                                               5,724,936
Commercial Banks - 0.7%
            50,650    Commerce Bancorp, Inc.#                                                                              1,859,362
            80,860    SVB Financial Group*, #                                                                              3,609,590
                                                                                                                           5,468,952
Commercial Services - 1.0%
           193,752    Iron Mountain, Inc.*, #                                                                              8,319,711
Commercial Services - Finance - 3.0%
           191,984    Jackson Hewitt Tax Service, Inc.                                                                     5,761,440
           158,876    Moody's Corp.*                                                                                      10,387,313
           226,360    Paychex, Inc.*                                                                                       8,341,366
                                                                                                                          24,490,119
Computer Services - 1.8%
           370,535    Ceridian Corp.*                                                                                      8,285,162
           203,320    IHS, Inc. - Class A*                                                                                 6,522,506
                                                                                                                          14,807,668
Computers - 1.1%
           113,079    Apple Computer, Inc.*                                                                                8,710,475
Computers - Memory Devices - 0.5%
            69,550    SanDisk Corp.*                                                                                       3,723,707
Consulting Services - 0.6%
           258,560    Gartner Group, Inc.*, #                                                                              4,548,070
Containers - Metal and Glass - 3.3%
           457,346    Ball Corp.                                                                                          18,499,646
           537,572    Owens-Illinois, Inc.*                                                                                8,289,360
                                                                                                                          26,789,006
Data Processing and Management - 0.5%
           151,169    NAVTEQ Corp.*                                                                                        3,947,023
Dental Supplies and Equipment - 1.0%
           170,140    Patterson Companies, Inc.*, #                                                                        5,718,405
            85,675    Sirona Dental Systems, Inc.*, #                                                                      2,821,278
                                                                                                                           8,539,683
Diagnostic Kits - 1.9%
           390,660    Dade Behring Holdings, Inc.                                                                         15,688,906
Distribution/Wholesale - 0.8%
           390,500    Esprit Holdings, Ltd.*                                                                               3,561,324
         1,177,000    Li & Fung, Ltd.*                                                                                     2,924,880
                                                                                                                           6,486,204
Diversified Operations - 0.5%
        15,530,207    Polytec Asset Holdings, Ltd. ss.                                                                     4,465,310
E-Commerce/Products - 0.3%
            65,800    Submarino S.A. (GDR) (144A)*                                                                         2,564,108
E-Commerce/Services - 1.1%
           314,375    IAC/InterActiveCorp*                                                                                 9,041,425
Electric Products - Miscellaneous - 0.9%
           177,417    AMETEK, Inc.                                                                                         7,726,510
Electronic Components - Semiconductors - 2.2%
           381,930    Advanced Micro Devices, Inc.*                                                                        9,490,960
           195,914    International Rectifier Corp.*, #                                                                    6,825,644
            71,825    SiRF Technology Holdings, Inc.*                                                                      1,723,082
                                                                                                                          18,039,686
Electronic Measuring Instruments - 0.9%
           149,315    Trimble Navigation, Ltd.*                                                                            7,029,750
Entertainment Software - 1.8%
           595,515    Activision, Inc.*                                                                                    8,992,277
           100,005    Electronic Arts, Inc.*                                                                               5,568,278
                                                                                                                          14,560,555
Fiduciary Banks - 0.9%
           128,953    Northern Trust Corp.*                                                                                7,534,724
Finance - Investment Bankers/Brokers - 0.4%
           122,605    optionsXpress Holdings, Inc.*                                                                        3,418,227
Finance - Other Services - 1.5%
            25,743    Chicago Mercantile Exchange Holdings, Inc.#                                                         12,311,590
Food - Canned - 0.7%
           258,890    TreeHouse Foods, Inc.*                                                                               6,122,749
Food - Dairy Products - 1.6%
           317,811    Dean Foods Co.*                                                                                     13,354,418
Food - Retail - 0.3%
            35,340    Whole Foods Market, Inc.*                                                                            2,100,256
Hotels and Motels - 0.5%
            70,646    Starwood Hotels & Resorts Worldwide, Inc.*                                                           4,040,245
Independent Power Producer - 0.4%
            73,350    NRG Energy, Inc.*                                                                                    3,322,755
Industrial Automation and Robotics - 0.5%
            65,986    Rockwell Automation, Inc.*                                                                           3,833,787
Instruments - Controls - 0.4%
            51,005    Mettler-Toledo International, Inc.*                                                                  3,373,981
Instruments - Scientific - 1.1%
           111,638    Fisher Scientific International, Inc.*                                                               8,734,557
Insurance Brokers - 0.5%
            98,255    Willis Group Holdings, Ltd.*, #                                                                      3,733,690
Internet Connectivity Services - 0.2%
           118,210    Redback Networks, Inc.*, #                                                                           1,640,755
Internet Content - Information/News - 0.2%
           186,220    CNET Networks, Inc.*, #                                                                              1,783,988
Investment Management and Advisory Services - 3.2%
            78,945    National Financial Partners Corp.*                                                                   3,239,113
           497,846    T. Rowe Price Group, Inc.*                                                                          23,821,930
                                                                                                                          27,061,043
Machinery - Pumps - 0.5%
           112,135    Graco, Inc.                                                                                          4,379,993
Medical - Biomedical and Genetic - 2.8%
           372,096    Celgene Corp.*                                                                                      16,111,757
           112,035    Invitrogen Corp.*, #                                                                                 7,104,139
                                                                                                                          23,215,896
Medical - Drugs - 0.5%
            79,660    Forest Laboratories, Inc.*                                                                           4,031,593
Medical - HMO - 1.8%
           281,381    Coventry Health Care, Inc.*                                                                         14,496,749
Medical - Nursing Homes - 1.1%
           165,900    Manor Care, Inc.                                                                                     8,673,252
Medical Instruments - 1.0%
            35,357    Intuitive Surgical, Inc.*                                                                            3,728,396
           110,860    Kyphon, Inc.*, #                                                                                     4,148,381
                                                                                                                           7,876,777
Medical Labs and Testing Services - 0.5%
            57,305    Covance, Inc.*                                                                                       3,803,906
Medical Products - 1.0%
           159,233    Varian Medical Systems, Inc.*                                                                        8,501,450
Metal Processors and Fabricators - 1.0%
           130,780    Precision Castparts Corp.*                                                                           8,260,065
Multi-Line Insurance - 1.2%
           189,251    Assurant, Inc.                                                                                      10,107,896
Networking Products - 0.4%
           176,645    Juniper Networks, Inc.*                                                                              3,052,426
Oil Companies - Exploration and Production - 3.3%
           111,795    Chesapeake Energy Corp.#                                                                             3,239,819
           334,419    EOG Resources, Inc.                                                                                 21,753,955
            92,390    Forest Oil Corp.*                                                                                    2,918,600
                                                                                                                          27,912,374
Physician Practice Management - 0.4%
            80,285    Pediatrix Medical Group, Inc.*                                                                       3,660,996
Pipelines - 2.1%
           164,953    Kinder Morgan, Inc.                                                                                 17,295,322
Power Converters and Power Supply Equipment - 0.3%
            45,485    Hubbell, Inc.                                                                                        2,178,732
Property and Casualty Insurance - 0.7%
           152,983    W. R. Berkley Corp.                                                                                  5,414,068
Real Estate Management/Services - 0.5%
           170,225    CB Richard Ellis Group, Inc.*                                                                        4,187,535
Real Estate Operating/Development - 0.3%
            49,655    St. Joe Co.*, #                                                                                      2,724,570
Recreational Vehicles - 0.4%
            84,823    Polaris Industries, Inc.*, #                                                                         3,490,466
Reinsurance - 1.6%
             4,244    Berkshire Hathaway, Inc. - Class B*                                                                 13,470,456
REIT - Mortgages - 1.1%
           360,251    CapitalSource, Inc.#                                                                                 9,301,681
Respiratory Products - 1.3%
           282,099    Respironics, Inc.*                                                                                  10,891,842
Retail - Apparel and Shoe - 1.5%
           131,950    Abercrombie & Fitch Co. - Class A                                                                    9,167,886
            83,295    Nordstrom, Inc.*                                                                                     3,523,379
                                                                                                                          12,691,265
Retail - Gardening Products - 0.6%
           107,910    Tractor Supply Co.*                                                                                  5,207,737
Retail - Office Supplies - 2.1%
           132,845    Office Depot, Inc.*                                                                                  5,273,947
           500,760    Staples, Inc.*                                                                                      12,183,490
                                                                                                                          17,457,437
Schools - 0.6%
           108,514    Apollo Group, Inc. - Class A*                                                                        5,343,229
Semiconductor Components/Integrated Circuits - 2.8%
           692,160    Cypress Semiconductor Corp.*, #                                                                     12,299,683
            81,651    Linear Technology Corp.                                                                              2,540,979
           441,548    Marvell Technology Group, Ltd.*                                                                      8,552,785
                                                                                                                          23,393,447
Telecommunication Services - 1.9%
           254,532    Amdocs, Ltd. (U.S. Shares)*                                                                         10,079,467
           273,455    Time Warner Telecom, Inc. - Class A*, #                                                              5,198,380
                                                                                                                          15,277,847
Television - 0.5%
           115,178    Univision Communications, Inc. - Class A*                                                            3,955,213
Therapeutics - 1.7%
           167,541    Gilead Sciences, Inc.*                                                                              11,510,067
            40,960    United Therapeutics Corp.*                                                                           2,152,038
                                                                                                                          13,662,105
Toys - 1.4%
           469,995    Marvel Entertainment, Inc.*, #                                                                      11,345,679
Transportation - Equipment and Leasing - 0.4%
            74,540    GATX Corp.                                                                                           3,083,720
Transportation - Marine - 0.5%
            97,643    Alexander & Baldwin, Inc.#                                                                           4,332,420
Transportation - Railroad - 0.9%
           182,055    Canadian National Railway Co. (U.S. Shares)*                                                         7,635,387
Transportation - Services - 1.7%
           171,860    C.H. Robinson Worldwide, Inc.                                                                        7,661,519
           142,802    Expeditors International of Washington, Inc.                                                         6,366,113
                                                                                                                          14,027,632
Transportation - Truck - 1.1%
            56,460    Con-Way, Inc.                                                                                        2,530,537
           143,280    Landstar System, Inc.                                                                                6,118,056
                                                                                                                           8,648,593
Web Hosting/Design - 1.0%
           130,423    Equinix, Inc.*                                                                                       7,838,422
Wireless Equipment - 1.6%
           368,525    Crown Castle International Corp.*                                                                   12,986,821
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $512,406,234)                                                                                   743,817,130
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.7%
Finance - Investment Bankers/Brokers - 0.7%
            62,205    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                      2,802,957
            62,205    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                      2,827,840
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $5,864,687)                                                                     5,630,797
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
         3,225,518    Janus Money Market Fund, 5.28% (cost $3,225,518)                                                     3,225,518
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.5%
        70,285,152    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $70,285,152)                                                              70,285,152
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $591,781,591) - 100%                                                                      $822,958,597
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                               Value                         Securities
-------                           ------------                   ---------------
Bermuda                           $ 18,772,679                          2.3%
Brazil                               2,564,108                          0.3
Canada                              27,176,742                          3.3
Cayman Islands                       4,465,310                          0.6
Ireland                              9,382,996                          1.1
United Kingdom                      10,079,467                          1.2
United States++                    750,517,295                         91.2
                                  ------------                        -----
Total                             $822,958,597                        100.0%
                                  ============                        =====

++ Includes Short-Term Securities and Other Securities (82.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                     Value as a %
                                                        Acquisition     Acquisition                 of Investment
                                                            Date            Cost         Value        Securities
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
Morgan Stanley Co.
  convertible, (Celgene Corp.), 0% (144A)                 7/24/06       $2,932,344    $ 2,802,957        0.3%
Morgan Stanley Co.
  convertible, (Celgene Corp.), 0% (144A)                 7/24/06        2,932,344      2,827,840        0.4%
Polytec Asset Holdings, Ltd.                               5/5/06        4,007,795      4,465,310        0.5%
-----------------------------------------------------------------------------------------------------------------
                                                                        $9,872,483    $10,096,107        1.2%
-----------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Agricultural Chemicals - 1.3%
            18,200    Agrium, Inc. (U.S. Shares)*                                                                        $   491,218
            26,100    Mosaic Co.*                                                                                            441,090
                                                                                                                             932,308
Apparel Manufacturers - 0.6%
            11,600    Liz Claiborne, Inc.                                                                                    458,316
Automotive - Truck Parts and Equipment - Original - 0.5%
             4,800    Magna International, Inc. - Class A (U.S. Shares)*                                                     350,544
Brewery - 0.6%
             6,000    Molson Coors Brewing Co. - Class B*                                                                    413,400
Broadcast Services and Programming - 0.5%
             8,975    Liberty Media Holding Corp.*                                                                           182,911
             1,795    Liberty Media Holding Corp. - Class A*                                                                 150,008
                                                                                                                             332,919
Building - Residential and Commercial - 0.4%
            12,000    D.R. Horton, Inc.                                                                                      287,400
Chemicals - Diversified - 1.3%
            10,400    E.I. du Pont de Nemours and Co.                                                                        445,536
            28,500    Huntsman Corp.*                                                                                        518,700
                                                                                                                             964,236
Chemicals - Specialty - 1.9%
            77,100    Chemtura Corp.                                                                                         668,457
            15,400    Lubrizol Corp.                                                                                         704,242
                                                                                                                           1,372,699
Coal - 0.7%
            16,800    Arch Coal, Inc.                                                                                        485,688
Commercial Banks - 3.2%
            23,800    Mercantile Bankshares Corp.*                                                                           863,226
            28,500    Synovus Financial Corp.*                                                                               837,045
            22,800    Valley National Bancorp*                                                                               582,996
                                                                                                                           2,283,267
Commercial Services - 0.3%
            19,800    ServiceMaster Co.*                                                                                     221,958
Computers - Integrated Systems - 1.0%
            16,600    Diebold, Inc.                                                                                          722,598
Consumer Products - Miscellaneous - 0.3%
             3,400    Kimberly-Clark Corp.                                                                                   222,224
Containers - Metal and Glass - 1.1%
            20,000    Ball Corp.                                                                                             809,000
Cosmetics and Toiletries - 1.4%
             5,600    Alberto-Culver Co.                                                                                     283,304
             6,600    Avon Products, Inc.                                                                                    202,356
            13,400    International Flavors & Fragrances, Inc.                                                               529,836
                                                                                                                           1,015,496
Data Processing and Management - 1.7%
            13,600    First Data Corp.                                                                                       571,200
            13,800    Fiserv, Inc.*                                                                                          649,842
                                                                                                                           1,221,042
Diagnostic Equipment - 0.4%
            12,500    Cytyc Corp.*                                                                                           306,000
Disposable Medical Products - 0.2%
             1,800    C.R. Bard, Inc.                                                                                        135,000
Distribution/Wholesale - 2.5%
            13,300    Genuine Parts Co.                                                                                      573,629
            16,600    Tech Data Corp.*                                                                                       606,398
             8,800    W.W. Grainger, Inc.                                                                                    589,776
                                                                                                                           1,769,803
Diversified Operations - 1.4%
            14,200    Illinois Tool Works, Inc.                                                                              637,580
            11,900    Tyco International, Ltd. (U.S. Shares)*                                                                333,081
                                                                                                                             970,661
Electric - Integrated - 2.0%
            32,200    DPL, Inc.                                                                                              873,264
            16,900    PPL Corp.*                                                                                             556,010
                                                                                                                           1,429,274
Electronic Components - Miscellaneous - 0.2%
             8,300    Vishay Intertechnology, Inc.*                                                                          116,532
Electronic Components - Semiconductors - 0.9%
            14,900    QLogic Corp.*                                                                                          281,610
            17,200    Xilinx, Inc.                                                                                           377,540
                                                                                                                             659,150
Engineering - Research and Development Services - 0.5%
             9,600    URS Corp.*                                                                                             373,344
Engines - Internal Combustion - 0.3%
             8,100    Briggs & Stratton Corp.                                                                                223,155
Enterprise Software/Services - 0.4%
             7,800    Hyperion Solutions Corp.*                                                                              268,944
E-Services/Consulting - 0.1%
             2,800    Websense, Inc.*                                                                                         60,508
Fiduciary Banks - 1.5%
            15,000    Bank of New York Company, Inc.                                                                         528,900
            14,500    Mellon Financial Corp.*                                                                                566,950
                                                                                                                           1,095,850
Finance - Commercial - 0.4%
             6,500    CIT Group, Inc.                                                                                        316,095
Food - Confectionary - 1.5%
             8,000    Hershey Foods Corp.                                                                                    427,600
            13,000    J.M. Smucker Co.*                                                                                      623,350
                                                                                                                           1,050,950
Food - Diversified - 0.3%
             4,800    H.J. Heinz Co.                                                                                         201,264
Food - Wholesale/Distribution - 0.3%
             6,200    Supervalu, Inc.*                                                                                       183,830
Forestry - 0.5%
            11,500    Plum Creek Timber Company, Inc.*                                                                       391,460
Gas - Distribution - 0.4%
            10,900    Southern Union Co.*                                                                                    287,869
Hotels and Motels - 1.3%
            20,700    Hilton Hotels Corp.                                                                                    576,495
             3,600    Starwood Hotels & Resorts Worldwide, Inc.*                                                             205,884
             5,940    Wyndham Worldwide Corp.*                                                                               166,142
                                                                                                                             948,521
Industrial Gases - 0.3%
             3,200    Air Products and Chemicals, Inc.                                                                       212,384
Instruments - Scientific - 1.5%
             9,600    Fisher Scientific International, Inc.*                                                                 751,104
            15,200    PerkinElmer, Inc.*                                                                                     287,736
                                                                                                                           1,038,840
Internet Infrastructure Equipment - 0.7%
            16,400    Avocent Corp.*                                                                                         493,968
Internet Security - 1.0%
            36,400    Check Point Software Technologies, Ltd. (U.S. Shares)                                                  693,420
Investment Management and Advisory Services - 4.3%
            27,700    AllianceBernstein Holding L.P.                                                                       1,911,023
             6,400    Legg Mason, Inc.                                                                                       645,504
            20,000    Waddell & Reed Financial, Inc. - Class A*                                                              495,000
                                                                                                                           3,051,527
Machinery - Farm - 0.9%
             7,800    Deere & Co.                                                                                            654,498
Medical - Biomedical and Genetic - 1.9%
            15,800    Charles River Laboratories International, Inc.*                                                        685,878
            11,100    Invitrogen Corp.*                                                                                      703,851
                                                                                                                           1,389,729
Medical - Drugs - 1.3%
             6,500    Endo Pharmaceuticals Holdings, Inc.*                                                                   211,575
             7,400    Kos Pharmaceuticals, Inc.*                                                                             365,708
             7,300    Wyeth                                                                                                  371,132
                                                                                                                             948,415
Medical - Generic Drugs - 0.5%
            20,100    Perrigo Co.*                                                                                           341,097
Medical - Hospitals - 0.9%
            31,600    Health Management Associates, Inc. - Class A                                                           660,440
Medical Instruments - 1.1%
             9,000    Beckman Coulter, Inc.                                                                                  518,040
             8,200    St. Jude Medical, Inc.*                                                                                289,378
                                                                                                                             807,418
Medical Labs and Testing Services - 0.6%
             6,300    Laboratory Corporation of America Holdings*                                                            413,091
Medical Products - 1.1%
            11,500    Biomet, Inc.                                                                                           370,185
             7,600    Cooper Companies, Inc.                                                                                 406,600
                                                                                                                             776,785
Metal - Aluminum - 0.4%
            10,900    Alcoa, Inc.                                                                                            305,636
Multi-Line Insurance - 1.7%
            55,000    Old Republic International Corp.*                                                                    1,218,250
Multimedia - 0.5%
             6,100    McGraw-Hill Companies, Inc.                                                                            353,983
Networking Products - 0.8%
            21,300    Foundry Networks, Inc.*                                                                                280,095
            16,500    Juniper Networks, Inc.*                                                                                285,120
                                                                                                                             565,215
Non-Hazardous Waste Disposal - 1.5%
            11,300    Republic Services, Inc.*                                                                               454,373
            17,000    Waste Management, Inc.*                                                                                623,560
                                                                                                                           1,077,933
Office Automation and Equipment - 2.0%
            22,000    Pitney Bowes, Inc.*                                                                                    976,140
            27,100    Xerox Corp.*                                                                                           421,676
                                                                                                                           1,397,816
Oil - Field Services - 0.3%
             7,400    BJ Services Co.                                                                                        222,962
Oil and Gas Drilling - 0.8%
            14,700    Patterson-UTI Energy, Inc.*                                                                            349,272
             8,200    Precision Drilling Trust (U.S. Shares)*                                                                252,724
                                                                                                                             601,996
Oil Companies - Exploration and Production - 7.0%
            10,500    Anadarko Petroleum Corp.                                                                               460,215
            15,400    Bill Barrett Corp.*                                                                                    378,224
            14,900    Encore Acquisition Co.*                                                                                362,666
            27,400    Forest Oil Corp.*                                                                                      865,566
            14,400    Murphy Oil Corp.*                                                                                      684,720
            22,600    Newfield Exploration Co.*                                                                              871,003
            12,118    Noble Energy, Inc.*                                                                                    552,460
            15,600    Southwestern Energy Co.*                                                                               465,972
             9,700    St. Mary Land & Exploration Co.*                                                                       356,087
                                                                                                                           4,996,913
Oil Companies - Integrated - 0.7%
             6,500    Marathon Oil Corp.                                                                                     499,850
Paper and Related Products - 2.5%
            15,500    Potlatch Corp.*                                                                                        575,050
            13,500    Rayonier, Inc.*                                                                                        510,300
            16,200    Smurfit-Stone Container Corp.*                                                                         181,440
            12,500    Temple-Inland, Inc.*                                                                                   501,250
                                                                                                                           1,768,040
Pharmacy Services - 0.8%
            13,800    Omnicare, Inc.*                                                                                        594,642
Property and Casualty Insurance - 0.8%
            11,000    Mercury General Corp.*                                                                                 545,710
Radio - 0.3%
            12,300    Cox Radio, Inc. - Class A*                                                                             188,805
Real Estate Management/Services - 0.2%
             7,425    Realogy Corp.*                                                                                         168,399
Reinsurance - 2.6%
               353    Berkshire Hathaway, Inc. - Class B*                                                                  1,120,422
             4,400    Everest Re Group, Ltd.*                                                                                429,132
             9,600    IPC Holdings, Ltd.*                                                                                    292,032
                                                                                                                           1,841,586
REIT - Apartments - 1.5%
             9,300    Archstone-Smith Trust, Inc.                                                                            506,292
             9,700    Home Properties, Inc.                                                                                  554,452
                                                                                                                           1,060,744
REIT - Diversified - 0.5%
            16,400    Crescent Real Estate Equities, Inc.                                                                    357,684
REIT - Health Care - 0.3%
             7,500    Health Care Property Investors, Inc.                                                                   232,875
REIT - Office Property - 1.0%
             3,300    Alexandria Real Estate Equities, Inc.                                                                  309,540
            12,500    BioMed Realty Trust, Inc.                                                                              379,250
                                                                                                                             688,790
REIT - Regional Malls - 0.5%
             5,000    Macerich Co.                                                                                           381,800
REIT - Shopping Centers - 0.4%
             6,900    Weingarten Realty Investors*                                                                           296,838
REIT - Warehouse and Industrial - 1.1%
            14,000    ProLogis*                                                                                              798,840
Retail - Apparel and Shoe - 2.4%
            13,900    Chico's FAS, Inc.*                                                                                     299,267
            23,700    Foot Locker, Inc.                                                                                      598,425
            14,000    Ross Stores, Inc.*                                                                                     355,740
            26,300    Urban Outfitters, Inc.*                                                                                465,247
                                                                                                                           1,718,679
Retail - Auto Parts - 0.9%
            11,700    Advance Auto Parts, Inc.                                                                               385,398
             2,800    AutoZone, Inc.*                                                                                        289,240
                                                                                                                             674,638
Retail - Drug Store - 0.8%
            17,910    CVS Corp.                                                                                              575,269
Retail - Restaurants - 0.3%
            10,600    Applebee's International, Inc.                                                                         228,006
Rubber - Tires - 0.4%
            28,900    Cooper Tire & Rubber Co.                                                                               290,734
Savings/Loan/Thrifts - 0.8%
            18,730    Astoria Financial Corp.                                                                                577,259
Super-Regional Banks - 2.9%
             7,400    PNC Bank Corp.*                                                                                        536,056
            11,968    SunTrust Banks, Inc.*                                                                                  924,887
            19,500    U.S. Bancorp*                                                                                          647,790
                                                                                                                           2,108,733
Telecommunication Equipment - 0.4%
            22,100    Avaya, Inc.*                                                                                           252,824
Telephone - Integrated - 1.1%
             8,900    ALLTEL Corp.                                                                                           493,950
             6,600    CenturyTel, Inc.                                                                                       261,822
                                                                                                                             755,772
Transportation - Railroad - 2.7%
            12,600    CSX Corp.                                                                                              413,658
            33,400    Kansas City Southern*                                                                                  912,154
            13,400    Norfolk Southern Corp.*                                                                                590,270
                                                                                                                           1,916,082
Transportation - Services - 0.8%
            20,600    Laidlaw International, Inc.                                                                            562,998
Transportation - Truck - 1.0%
            34,800    J.B. Hunt Transport Services, Inc.                                                                     722,796
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $58,133,117)                                                                                     64,912,014
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.3%
         3,665,655    Janus Institutional Cash Reserves Fund, 5.26%                                                        3,665,655
         2,953,636    Janus Money Market Fund, 5.28%                                                                       2,953,636
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $6,619,291)                                                                                      6,619,291
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $64,752,408) - 100%                                                                        $71,531,305
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                               Value                         Securities
--------------------------------------------------------------------------------
Bermuda                            $ 1,054,245                          1.5%
Canada                               1,094,486                          1.6
Israel                                 693,420                          1.0
United States++                     68,689,154                         95.9
                                   -----------                        -----
Total                              $71,531,305                        100.0%
                                   ===========                        =====

++    Includes Short-Term Securities (86.6% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 49.4%
        $  350,000    Aquinas Funding LLC, 5.46%, 12/27/06 (Section 4(2))                                                $   345,382
           400,000    Bavaria TRR Corp., 5.28%, 10/19/06 (Section 4(2))                                                      398,944
           400,000    Bryant Park Funding LLC, 5.26%, 10/18/06 (Section 4(2))                                                399,006
           400,000    CC USA, Inc., 5.26%, 11/22/06 (Section 4(2))                                                           396,961
           400,000    Check Point Charlie, Inc., 5.28%, 2/15/07 (Section 4(2))                                               391,963
           400,000    Dorada Finance, 5.265%, 11/24/06 (Section 4(2))                                                        396,841
           400,000    G Street Finance Corp., 5.32%, 11/14/06 (Section 4(2))                                                 397,399
           400,000    Gotham Funding Corp., 5.26%, 10/19/06 (Section 4(2))                                                   398,948
           250,000    Harrier Finance Funding LLC, 5.26%, 10/23/06 (144A)                                                    249,196
           400,000    K2 (USA) LLC, 5.27%, 1/25/07 (Section 4(2))                                                            393,208
           350,000    Klio Funding Corp., 5.29%, 11/15/06 (144A)                                                             347,686
           400,000    Klio III Funding Corp., 5.27%, 10/18/06 (144A)                                                         399,005
           400,000    La Fayette Asset Securitization LLC, 5.27%, 10/16/06 (Section 4(2))                                    399,122
           400,000    Manhattan Asset Funding Company LLC, 5.30%, 11/14/06 (Section 4(2))                                    397,409
           400,000    PB Finance (Delaware), Inc., 5.29%, 11/16/06                                                           397,296
           250,000    Scaldis Capital LLC, 5.30%, 1/8/07 (Section 4(2))                                                      246,356
           350,000    Sedna Finance, Inc., 5.28%, 11/27/06 (Section 4(2))                                                    347,074
           400,000    Stanfield Victoria LLC, 5.24%, 1/3/07 (144A)                                                           394,527
           400,000    Victory Receivables Corp., 5.28%, 11/15/06 (Section 4(2))                                              397,360
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $7,093,683)                                                                                   7,093,683
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 23.7%
           300,000    Anaheim California Housing Authority Multifamily Housing Revenue, (Cobblestone), 5.40%, 3/15/33        300,000
           780,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 5.45%, 10/1/19        780,000
         1,510,000    Cunat Capital Corp., Series 1998-A, 5.53%, 12/1/28                                                   1,510,000
           810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 5.36%, 12/22/24                       810,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,400,000)                                                                 3,400,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 12.5%
         1,800,000    Bank of America Securities LLC, 5.37%
                        dated 9/29/06, maturing 10/2/06
                        to be repurchased at $1,800,806
                        collateralized by $2,887,603
                        in U.S. Government Agencies
                        0% - 10.678%, 11/15/08 - 9/25/36
                        with a value of $1,840,578
                        (cost $1,800,000)                                                                                  1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S Government Agencies - 14.4%
           600,000    Fannie Mae, 5.155%, 11/14/06                                                                           596,220
           500,000    Fannie Mae, 5.23%, 12/5/06                                                                             495,278
         1,000,000    Freddie Mac, 5.14%, 1/23/07                                                                            983,723
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S Government Agencies (cost $2,075,221)                                                                 2,075,221
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,368,904) - 100%                                                                        $14,368,904
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Apparel Manufacturers - 1.2%
            12,101    Quiksilver, Inc.*                                                                                  $   147,027
             1,940    Volcom, Inc.*                                                                                           43,728
                                                                                                                             190,755
Applications Software - 0.9%
            10,081    Quest Software, Inc.*                                                                                  143,957
Building - Residential and Commercial - 1.4%
            12,350    WCI Communities, Inc.                                                                                  215,384
Building and Construction - Miscellaneous - 1.3%
             9,462    Dycom Industries, Inc.*                                                                                203,433
Building Products - Lighting Fixtures - 2.3%
             5,012    Genlyte Group, Inc.*                                                                                   356,854
Chemicals - Diversified - 1.0%
             2,347    FMC Corp.                                                                                              150,372
Chemicals - Specialty - 1.0%
             3,990    Cabot Corp.                                                                                            148,428
Collectibles - 1.4%
             6,157    RC2 Corp.*                                                                                             206,444
Commercial Banks - 13.6%
             5,808    1st Source Corp.                                                                                       171,452
             5,409    BancFirst Corp.                                                                                        252,708
             5,456    Camden National Corp.                                                                                  219,331
             8,250    Community Bank System, Inc.                                                                            182,820
             1,160    First Citizens BancShares, Inc. - Class A                                                              221,676
             7,103    First Commonwealth Financial Corp.                                                                      92,552
             4,452    Omega Financial Corp.*                                                                                 133,872
             5,988    Peoples Bancorp, Inc.*                                                                                 175,029
             5,607    Simmons First National Corp. - Class A*                                                                162,659
             5,519    TriCo Bancshares*                                                                                      136,595
             4,356    UMB Financial Corp.*                                                                                   159,299
             6,718    Washington Trust Bancorp, Inc.*                                                                        178,094
                                                                                                                           2,086,087
Commercial Services - 2.0%
             7,276    Steiner Leisure, Ltd.*                                                                                 305,956
Computer Services - 0.9%
             2,521    CACI International, Inc.*                                                                              138,680
Consulting Services - 1.5%
             9,445    FTI Consulting, Inc.*                                                                                  236,692
Diversified Operations - 0.5%
           241,259    Polytec Asset Holdings, Ltd. ss.                                                                        69,368
Electric - Integrated - 0.7%
             3,835    Otter Tail Corp.*                                                                                      112,135
Electronic Components - Semiconductors - 1.9%
            23,956    MIPS Technologies, Inc.*                                                                               161,703
             8,021    Zoran Corp.*                                                                                           128,978
                                                                                                                             290,681
Electronic Measuring Instruments - 1.3%
             4,124    Trimble Navigation, Ltd.*                                                                              194,158
Food - Canned - 0.9%
            13,103    Del Monte Foods Co.                                                                                    136,926
Food - Diversified - 1.6%
             7,995    J & J Snack Foods Corp.                                                                                248,645
Food - Retail - 2.0%
             4,783    Ruddick Corp.*                                                                                         124,501
             4,559    Weis Markets, Inc.*                                                                                    181,449
                                                                                                                             305,950
Gas - Distribution - 1.1%
             2,782    Atmos Energy Corp.                                                                                      79,426
             3,657    Piedmont Natural Gas Company, Inc.*                                                                     92,559
                                                                                                                             171,985
Internet Applications Software - 3.1%
            15,556    Interwoven, Inc.*                                                                                      171,583
            27,930    Stellent, Inc.*                                                                                        302,761
                                                                                                                             474,344
Internet Infrastructure Equipment - 1.0%
             4,890    Avocent Corp.*                                                                                         147,287
Internet Infrastructure Software - 0.5%
             1,338    F5 Networks, Inc.*                                                                                      71,877
Investment Companies - 1.2%
             2,445    iShares Russell 2000 Value Index Fund                                                                  180,319
Investment Management and Advisory Services - 1.9%
             7,118    National Financial Partners Corp.*                                                                     292,052
Machinery - Electrical - 1.4%
             5,025    Regal-Beloit Corp.                                                                                     218,588
Machinery - Farm - 1.0%
             6,480    Alamo Group, Inc.                                                                                      147,355
Machinery - General Industrial - 2.4%
            15,266    Applied Industrial Technologies, Inc.                                                                  372,490
Medical - Drugs - 1.7%
            19,055    Adolor Corp.*                                                                                          264,293
Medical - HMO - 2.2%
            20,835    Centene Corp.*                                                                                         342,527
Medical Instruments - 2.9%
            12,112    CONMED Corp.*                                                                                          255,685
             5,618    Datascope Corp.                                                                                        188,034
                                                                                                                             443,719
Medical Labs and Testing Services - 0.9%
             1,987    Covance, Inc.*                                                                                         131,897
Multi-Line Insurance - 2.2%
             7,230    American Financial Group, Inc.                                                                         339,304
Non-Ferrous Metals - 1.3%
             4,595    RTI International Metals, Inc.*                                                                        200,250
Oil - Field Services - 2.0%
            12,401    TETRA Technologies, Inc.*                                                                              299,608
Oil and Gas Drilling - 0.8%
             2,856    Atwood Oceanics, Inc.*                                                                                 128,434
Oil Companies - Exploration and Production - 5.3%
             9,356    Forest Oil Corp.*                                                                                      295,555
             7,391    Mariner Energy, Inc.*                                                                                  135,773
             4,475    Plains Exploration & Production Co.*                                                                   192,022
             5,191    St. Mary Land & Exploration Co.*                                                                       190,562
                                                                                                                             813,912
Physical Therapy and Rehabilitation Centers - 1.0%
            29,715    HEALTHSOUTH Corp.*                                                                                     147,386
Printing - Commercial - 0.5%
             4,895    Bowne & Company, Inc.                                                                                   69,901
Recreational Vehicles - 0.9%
             3,520    Polaris Industries, Inc.*                                                                              144,848
REIT - Health Care - 1.6%
             8,860    Nationwide Health Properties, Inc.*                                                                    236,916

REIT - Office Property - 3.4%
             1,590    Alexandria Real Estate Equities, Inc.                                                                  149,142
             2,715    Kilroy Realty Corp.                                                                                    204,548
             1,468    SL Green Realty Corp.*                                                                                 163,976
                                                                                                                             517,666
REIT - Regional Malls - 1.9%
             6,645    Taubman Centers, Inc.*                                                                                 295,171
REIT - Shopping Centers - 1.2%
             7,005    Acadia Realty Trust                                                                                    178,628
REIT - Warehouse and Industrial - 1.4%
             6,867    First Potomac Realty Trust                                                                             207,521
Rental Auto/Equipment - 2.0%
             3,286    H&E Equipment Services, Inc.*                                                                           80,146
             9,440    United Rentals, Inc.*                                                                                  219,480
                                                                                                                             299,626
Retail - Apparel and Shoe - 1.3%
             7,950    Bebe Stores, Inc.                                                                                      197,001
Retail - Bookstore - 0.9%
             3,556    Barnes & Noble, Inc.                                                                                   134,915
Savings/Loan/Thrifts - 3.7%
             5,783    First Defiance Financial Corp.                                                                         164,989
             3,939    FirstFed Financial Corp.*                                                                              223,420
             5,783    Provident Financial Holdings, Inc.*                                                                    174,300
                                                                                                                             562,709
Telecommunication Equipment - 2.1%
            28,094    Arris Group, Inc.*                                                                                     321,957
Telephone - Integrated - 1.1%
             5,660    Golden Telecom, Inc.                                                                                   171,215
Water - 1.3%
             5,347    American States Water Co.                                                                              204,523
Wire and Cable Products - 1.7%
             6,989    Belden CDT, Inc.                                                                                       267,189
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $13,170,429)                                                                                     14,738,318
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.7%
            39,500    Janus Institutional Cash Reserves Fund, 5.26%                                                           39,500
           520,305    Janus Money Market Fund, 5.28%                                                                         520,305
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $559,805)                                                                                          559,805

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $13,730,234) - 100%                                                                        $15,298,123
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                            Value                            Securities
--------------------------------------------------------------------------------
Bahamas                         $   305,956                             2.0%
Cayman Islands                       69,368                             0.5
United States++                  14,922,799                            97.5
                                -----------                           -----
Total                           $15,298,123                           100.0%
                                ===========                           =====

++   Includes Short-Term Securities (93.8% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT Real Estate Investment Trust

*    Non-income-producing security.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                    Value as a %
                                                       Acquisition      Acquisition                of Investment
                                                           Date             Cost         Value       Securities
------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio
Polytec Asset Holdings, Ltd.                              5/5/06          $62,260      $69,368          0.5%
------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2006. The issuer incurs all registration costs.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.6%
Advertising Services - 1.5%
         1,672,611    WPP Group PLC                                                                                   $   20,731,871
Agricultural Chemicals - 3.5%
           258,925    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)*, #                                          26,977,396
           141,713    Syngenta A.G.*                                                                                      21,373,963
                                                                                                                          48,351,359
Apparel Manufacturers - 1.7%
         2,491,728    Burberry Group PLC                                                                                  24,073,314
Automotive - Cars and Light Trucks - 2.6%
           315,480    BMW A.G.                                                                                            16,909,930
           111,000    Hyundai Motor Company, Ltd.                                                                          9,501,717
           839,266    Nissan Motor Company, Ltd.                                                                           9,399,779
                                                                                                                          35,811,426
Broadcast Services and Programming - 1.9%
           762,225    Liberty Global, Inc. - Class A*                                                                     19,619,671
           254,030    Liberty Global, Inc. - Class C*                                                                      6,365,992
                                                                                                                          25,985,663
Building - Residential and Commercial - 4.4%
           390,710    Centex Corp.                                                                                        20,559,160
           415,195    Lennar Corp.#                                                                                       18,787,574
           651,325    Pulte Homes, Inc.*, #                                                                               20,751,214
                                                                                                                          60,097,948
Casino Hotels - 1.0%
           206,555    Harrah's Entertainment, Inc.                                                                        13,721,449
Cellular Telecommunications - 2.0%
            86,200    Hikari Tsushin, Inc.                                                                                 4,502,468
         9,879,158    Vodafone Group PLC                                                                                  22,612,800
                                                                                                                          27,115,268
Chemicals - Diversified - 1.5%
           323,400    Shin-Etsu Chemical Company, Ltd.                                                                    20,642,844
Commercial Banks - 0.4%
           339,298    ICICI Bank, Ltd.                                                                                     5,168,707
Computers - 5.3%
         3,218,075    Dell, Inc.*                                                                                         73,500,833
Computers - Memory Devices - 0.5%
           521,045    EMC Corp.*                                                                                           6,242,119
Distribution/Wholesale - 3.9%
         4,902,500    Esprit Holdings, Ltd.*                                                                              44,710,341
         3,636,800    Li & Fung, Ltd.*                                                                                     9,037,558
                                                                                                                          53,747,899
Diversified Minerals - 0.4%
           259,851    Companhia Vale do Rio Doce (ADR)*                                                                    5,602,388
Diversified Operations - 5.1%
           205,771    Louis Vuitton Moet Hennessy S.A.#                                                                   21,200,459
         1,763,060    Tyco International, Ltd. (U.S. Shares)*                                                             49,348,049
                                                                                                                          70,548,508
E-Commerce/Products - 2.1%
           924,418    Amazon.com, Inc.*, #                                                                                29,692,306
E-Commerce/Services - 6.7%
           821,025    eBay, Inc.*                                                                                         23,284,269
         1,598,435    Expedia, Inc.*, #                                                                                   25,063,461
         1,545,360    IAC/InterActiveCorp*                                                                                44,444,554
                                                                                                                          92,792,284
Electronic Components - Miscellaneous - 3.6%
         1,398,460    Koninklijke (Royal) Philips Electronics N.V.                                                        49,067,838
Electronic Components - Semiconductors - 1.4%
         1,422,903    ARM Holdings PLC                                                                                     3,130,392
            18,280    Samsung Electronics Company, Ltd.                                                                   12,827,392
            97,820    Texas Instruments, Inc.*                                                                             3,252,515
                                                                                                                          19,210,299
Energy - Alternate Sources - 0.2%
            97,755    Suntech Power Holdings Company, Ltd. (ADR)*, #                                                       2,525,012
Entertainment Software - 0.5%
           487,280    Activision, Inc.*                                                                                    7,357,928
Finance - Investment Bankers/Brokers - 7.3%
           380,074    Citigroup, Inc.                                                                                     18,878,276
         1,085,258    JP Morgan Chase & Co.                                                                               50,963,715
         1,030,000    Mitsubishi UFJ Securities Company, Ltd.                                                             12,904,974
           330,044    UBS A.G.                                                                                            19,742,726
                                                                                                                         102,489,691
Finance - Mortgage Loan Banker - 1.3%
           123,930    Fannie Mae                                                                                           6,928,926
           350,742    Housing Development Finance Corporation, Ltd.                                                       11,709,093
                                                                                                                          18,638,019
Food - Retail - 0.5%
           110,383    Metro A.G.                                                                                           6,440,093
Insurance Brokers - 4.7%
         1,696,237    Willis Group Holdings, Ltd.*, #                                                                     64,457,006
Investment Companies - 0.2%
           132,416    RHJ International*                                                                                   2,476,682
Medical - Drugs - 2.2%
           198,520    Merck & Company, Inc.*                                                                               8,317,988
           308,175    Pfizer, Inc.*                                                                                        8,739,843
            75,059    Roche Holding A.G.                                                                                  12,977,533
                                                                                                                          30,035,364
Medical - HMO - 1.7%
           145,445    Aetna, Inc.                                                                                          5,752,350
           115,605    Coventry Health Care, Inc.*                                                                          5,955,970
           232,315    UnitedHealth Group, Inc.*                                                                           11,429,897
                                                                                                                          23,138,217
Medical - Hospitals - 0.6%
           403,805    Health Management Associates, Inc. - Class A                                                         8,439,525
Multimedia - 1.9%
           843,230    Walt Disney Co.                                                                                     26,064,239
Networking Products - 3.0%
         1,826,795    Cisco Systems, Inc.*                                                                                42,016,285
Oil Refining and Marketing - 1.0%
           529,902    Reliance Industries, Ltd.                                                                           13,520,145
Property and Casualty Insurance - 2.6%
         1,010,500    Millea Holdings, Inc.**, ***                                                                        35,244,529
Real Estate Management/Services - 0.7%
           466,000    Mitsubishi Estate Company, Ltd.                                                                     10,178,032
Real Estate Operating/Development - 0.5%
         2,232,000    CapitaLand, Ltd.                                                                                     7,096,868
Reinsurance - 2.4%
            10,418    Berkshire Hathaway, Inc. - Class B*                                                                 33,066,732
Retail - Apparel and Shoe - 1.5%
           436,904    Industria de Diseno Textil S.A.                                                                     20,365,695
Schools - 0.5%
           128,940    Apollo Group, Inc. - Class A*, #                                                                     6,349,006
Semiconductor Components/Integrated Circuits - 0.5%
           346,520    Marvell Technology Group, Ltd.*                                                                      6,712,092
Semiconductor Equipment - 1.0%
           615,590    ASML Holding N.V.                                                                                   14,394,288
Soap and Cleaning Preparations - 1.1%
           375,669    Reckitt Benckiser PLC                                                                               15,572,865
Telephone - Integrated - 0.9%
           762,550    Sprint Nextel Corp.*                                                                                13,077,733
Television - 5.3%
         7,105,815    British Sky Broadcasting Group PLC                                                                  72,642,719
Transportation - Services - 1.0%
           197,735    United Parcel Service, Inc. - Class B*                                                              14,225,056
Web Portals/Internet Service Providers - 3.0%
         1,664,295    Yahoo!, Inc.*                                                                                       42,073,378
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,137,907,464)                                                                               1,320,701,522
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
        12,518,000    Janus Institutional Cash Reserves Fund, 5.26%                                                       12,518,000
            45,000    Janus Money Market Fund, 5.28%                                                                          45,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $12,563,000)                                                                                    12,563,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.5%
        48,095,152    State Street Navigator Securities Lending Prime Portfolio+ (cost $48,095,152)                       48,095,152
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,198,565,616) - 100%                                                                  $1,381,359,674
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2006 (unaudited)

                                                                 % of Investment
Country                              Value                          Securities
--------------------------------------------------------------------------------
Belgium                         $    2,476,682                          0.2%
Bermuda                            174,265,046                         12.6
Brazil                               5,602,388                          0.4
Canada                              26,977,396                          2.0
Cayman Islands                       2,525,012                          0.2
France                              21,200,459                          1.5
Germany                             23,350,023                          1.7
India                               30,397,945                          2.2
Japan                               92,872,626                          6.7
Netherlands                         63,462,126                          4.6
Singapore                            7,096,868                          0.5
South Korea                         22,329,109                          1.6
Spain                               20,365,695                          1.5
Switzerland                         54,094,222                          3.9
United Kingdom                     158,763,961                         11.5
United States++                    675,580,116                         48.9
--------------------------------------------------------------------------------
Total                           $1,381,359,674                        100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (44.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

**    Security is illiquid.


# Loaned security; a portion or all of the security is on loan as of September 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

*** Schedule of Fair Valued Securities (as of September 30, 2006)

                                                              Value as a %
                                             Value      of Investment Securities
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
Millea Holdings, Inc.                     $35,244,529            2.6%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio (formerly named Janus Aspen Core Equity Portfolio), Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio (formerly named Janus Aspen Risk-Managed Core Portfolio), Janus Aspen INTECH Risk-Managed Growth Portfolio (formerly named Janus Aspen Risk-Managed Growth Portfolio), Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios will not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC") or otherwise in compliance with applicable regulation. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of September 30, 2006, the following Portfolios had on loan securities valued as indicated:

                                                                   Value at
Portfolio                                                     September 30, 2006
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $454,284,480
Janus Aspen Flexible Bond Portfolio                                38,850,069
Janus Aspen Forty Portfolio                                        24,950,872
Janus Aspen Global Technology Portfolio                            23,065,390
Janus Aspen Growth and Income Portfolio                             5,821,957
Janus Aspen International Growth Portfolio                        118,548,629
Janus Aspen Large Cap Growth Portfolio                             15,780,816
Janus Aspen Mid Cap Growth Portfolio                               68,625,416
Janus Aspen Worldwide Growth Portfolio                             46,557,344

As of September 30, 2006, the following Portfolios received cash collateral for securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                     September 30, 2006
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $463,766,834
Janus Aspen Flexible Bond Portfolio                                39,634,178
Janus Aspen Forty Portfolio                                        25,507,281
Janus Aspen Global Technology Portfolio                            23,672,118
Janus Aspen Growth and Income Portfolio                             5,987,959
Janus Aspen International Growth Portfolio                        123,668,439
Janus Aspen Large Cap Growth Portfolio                             16,119,106
Janus Aspen Mid Cap Growth Portfolio                               70,285,152
Janus Aspen Worldwide Growth Portfolio                             48,095,152

As of September 30, 2006, all cash collateral received by the Portfolios was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Aspen Balanced Portfolio, which also invested $803,746 of the cash collateral in foreign bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this daily mark-to-market evaluation.

During the quarter ended September 30, 2006, there were no such securities lending agreements for Janus Aspen Foreign Stock Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio and Janus Aspen Small Company Value Portfolio.

Futures Contracts

The Portfolios except Janus Aspen Money Market Portfolio may enter into futures contracts. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian.

Forward Currency Transactions

The Portfolios except Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios, with the exception of Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio, may engage in "short sales against the box." Short sales against the box involve selling either a security that the Portfolio owns or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen Flexible Bond Portfolio and Janus Aspen Money Market Portfolio, may also engage in "naked" short sales. Naked short sales involve a Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolio invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Portfolio may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolio utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of investments outstanding under bank loan arrangements during the quarter ended September 30, 2006 are indicated in the table below:

Portfolio                             Average Monthly Value          Rates
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio             $17,168,006         5.34880%-7.89063%
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio          4,659,228         4.92000%-9.75000%
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, a Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding for Janus Aspen Flexible Bond Portfolio during the quarter ended September 30, 2006 was $1,222,312. At September 30, 2006, Janus Aspen Flexible Bond Portfolio did not hold outstanding mortgage dollar rolls.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Janus Aspen Flexible Bond Portfolio held TBA securities at September 30, 2006 with a total cost of $4,805,367.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may invest in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio do not intend to invest in high-yield/high-risk bonds.

Options Contracts

The Portfolios, except for Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolio receives a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. Written option activity for the quarter ended September 30, 2006 is indicated in the tables below.

                                          Janus Aspen Large Cap Growth Portfolio
                                          --------------------------------------
                                             Number of               Premiums
Call Options                                 Contracts               Received
--------------------------------------------------------------------------------
Options outstanding, beginning of period           --                $    --
Options written during period                     169                 40,897
Options expired during period                      --                     --
Options closed during period                       --                     --
Options exercised during period                    --                     --
                                          --------------------------------------
Options outstanding, end of period                169                $40,897

                                         Janus Aspen Global Technology Portfolio
                                         ---------------------------------------
                                             Number of               Premiums
Call Options                                 Contracts               Received
--------------------------------------------------------------------------------
Options outstanding, beginning of period           --                $    --
Options written during period                     172                 40,249
Options expired during period                      --                     --
Options closed during period                       --                     --
Options exercised during period                    --                     --
                                          --------------------------------------
Options outstanding, end of period                172                $40,249

Interfund Lending

Pursuant to an exemptive order received from the SEC, each of the Portfolios may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended September 30, 2006, there were no outstanding borrowing or lending arrangements for the Portfolios.

Money Market Investments

The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the period ended September 30, 2006, the following Portfolios had the following affiliated purchases and sales:

                                                            Purchases         Sales      Dividend     Value
                                                           Shares/Cost     Shares/Cost    Income    at 9/30/06
--------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund
Janus Aspen Balanced Portfolio                            $21,108,266      $21,108,266    $16,303      $--
Janus Aspen Flexible Bond Portfolio                         2,390,652        2,390,652      2,471       --
Janus Aspen Foreign Stock Portfolio                           318,657          318,657      1,518       --
Janus Aspen Forty Portfolio                                10,214,872       10,214,872      6,721       --
Janus Aspen Fundamental Equity Portfolio                      209,183          209,183        142       --
Janus Aspen Global Life Sciences Portfolio                  1,582,121        1,582,121      1,146       --
Janus Aspen Global Technology Portfolio                     2,226,583        2,226,583      2,225       --
Janus Aspen Growth and Income Portfolio                     1,071,221        1,071,221        872       --
Janus Aspen INTECH Risk-Managed Core Portfolio                 34,463           34,463         14       --
Janus Aspen INTECH Risk-Managed Growth Portfolio               17,237           17,237         22       --
Janus Aspen International Growth Portfolio                 13,216,122       13,216,122      9,413       --
Janus Aspen Large Cap Growth Portfolio                      2,644,048        2,644,048      1,778       --
Janus Aspen Mid Cap Growth Portfolio                        4,245,440        4,245,440      2,686       --
Janus Aspen Mid Cap Value Portfolio                         1,075,441        1,075,441      1,947       --
Janus Aspen Small Company Value Portfolio                     260,654          260,654        374       --
Janus Aspen Worldwide Growth Portfolio                      9,039,860        9,039,860      3,536       --
--------------------------------------------------------------------------------------------------------------
                                                          $69,654,820      $69,654,820    $51,168      $--
--------------------------------------------------------------------------------------------------------------

Janus Institutional Cash Reserves Fund
Janus Aspen Balanced Portfolio                            $ 179,989,802     $ 170,374,802    $   218,764      $  9,615,000
Janus Aspen Flexible Bond Portfolio                          16,867,370        10,962,120         14,506         5,905,250
Janus Aspen Foreign Stock Portfolio                           1,868,691           594,343         13,592         1,274,348
Janus Aspen Forty Portfolio                                  44,919,488        29,732,128        180,330        15,187,360
Janus Aspen Fundamental Equity Portfolio                        749,726           592,726          1,442           157,000
Janus Aspen Global Life Sciences Portfolio                    2,231,202         2,231,202          5,136                --
Janus Aspen Global Technology Portfolio                       9,941,092         5,729,417         37,818         4,211,675
Janus Aspen Growth and Income Portfolio                       6,295,954         4,298,729         22,167         1,997,225
Janus Aspen INTECH Risk-Managed Core Portfolio                  409,114           392,114            390            17,000
Janus Aspen INTECH Risk-Managed Growth Portfolio                101,661            98,161            307             3,500
Janus Aspen International Growth Portfolio                   79,489,344        78,927,844        294,856           561,500
Janus Aspen Large Cap Growth Portfolio                       22,344,856        19,773,356         56,033         2,571,500
Janus Aspen Mid Cap Growth Portfolio                         24,718,302        24,718,302         39,028                --
Janus Aspen Mid Cap Value Portfolio                           6,900,214         3,234,559         32,788         3,665,655
Janus Aspen Small Company Value Portfolio                     1,072,437         1,032,937          2,642            39,500
Janus Aspen Worldwide Growth Portfolio                      133,175,958       120,657,958         95,917        12,518,000
---------------------------------------------------------------------------------------------------------------------------
                                                          $ 531,075,211     $ 473,350,698    $ 1,015,716      $ 57,724,513
---------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund
Janus Aspen Balanced Portfolio                            $  69,598,177     $  64,084,932    $   261,895      $  5,513,245
Janus Aspen Flexible Bond Portfolio                          10,364,507         9,898,757         22,402           465,750
Janus Aspen Foreign Stock Portfolio                             701,524            71,000          6,655           630,524
Janus Aspen Forty Portfolio                                  23,428,063         2,301,000        195,999        21,127,063
Janus Aspen Fundamental Equity Portfolio                        173,318           168,318            281             5,000
Janus Aspen Global Life Sciences Portfolio                    1,114,412           961,677          2,195           152,735
Janus Aspen Global Technology Portfolio                       8,133,928         1,107,000         53,587         7,026,928
Janus Aspen Growth and Income Portfolio                       2,924,475         1,437,050         19,524         1,487,425
Janus Aspen INTECH Risk-Managed Core Portfolio                  386,473           386,473            480                --
Janus Aspen INTECH Risk-Managed Growth Portfolio                 58,488             4,602            359            53,886
Janus Aspen International Growth Portfolio                   43,015,526        37,590,026        181,994         5,425,500
Janus Aspen Large Cap Growth Portfolio                       11,133,715         8,535,215         50,950         2,598,500
Janus Aspen Mid Cap Growth Portfolio                         18,370,776        15,145,258        106,990         3,225,518
Janus Aspen Mid Cap Value Portfolio                           3,336,636           383,000         24,686         2,953,636
Janus Aspen Small Company Value Portfolio                       788,714           268,409          3,930           520,305
Janus Aspen Worldwide Growth Portfolio                       25,136,855        25,091,855         68,536            45,000
---------------------------------------------------------------------------------------------------------------------------
                                                          $ 218,665,587     $ 167,434,572    $ 1,000,463      $ 51,231,015
---------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of September 30, 2006, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

                      Portfolio                        Federal Tax Cost     Unrealized       Unrealized           Net
                                                                           Appreciation    (Depreciation)    Appreciation/
                                                                                                             (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                          $2,139,804,106    $290,148,380     $(15,098,620)      $275,049,760
Janus Aspen Flexible Bond Portfolio                        332,113,838       2,555,050       (2,812,351)          (257,301)
Janus Aspen Foreign Stock Portfolio                         12,760,645       5,213,658         (248,393)         4,965,265
Janus Aspen Forty Portfolio                                715,203,782     185,336,164      (15,470,067)       169,866,097
Janus Aspen Fundamental Equity Portfolio                    12,873,939       2,815,745         (404,475)         2,411,270
Janus Aspen Global Life Sciences Portfolio                  27,002,927       6,681,347       (1,154,685)         5,526,662
Janus Aspen Global Technology Portfolio                    153,670,709      33,084,649       (8,223,979)        24,860,670
Janus Aspen Growth and Income Portfolio                     76,967,579      16,338,500       (3,314,804)        13,023,696
Janus Aspen INTECH Risk-Managed Core Portfolio              14,916,472       1,745,771         (214,925)         1,530,846
Janus Aspen INTECH Risk-Managed Growth Portfolio             8,988,665       1,138,365         (225,857)           912,508
Janus Aspen International Growth Portfolio               1,424,875,871     521,486,162      (25,916,294)       495,569,868
Janus Aspen Large Cap Growth Portfolio                     698,014,515     151,860,068      (20,758,860)       131,101,208
Janus Aspen Money Market Portfolio                          14,368,904              --               --                 --
Janus Aspen Mid Cap Growth Portfolio                       592,116,254     249,293,312      (18,450,969)       230,842,343
Janus Aspen Mid Cap Value Portfolio                         64,966,802       8,589,369       (2,024,866)         6,564,503
Janus Aspen Small Company Value Portfolio                   13,760,973       1,839,236         (302,086)         1,537,150
Janus Aspen Worldwide Growth Portfolio                   1,209,403,169     232,613,222      (60,656,717)       171,956,505

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price. As of September 30, 2006, no Portfolios were invested in when-issued securities.

Equity-Linked Structured Notes

The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Portfolios, except Janus Aspen Money Market Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A
Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: October 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: October 31, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: October 31, 2006